UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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VADV7338 01/19

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ANNUAL REPORT

December 31, 2018

JACKSON®
FINANCIAL FREEDOM FOR LIFE™

- **JNL® Series Trust**
  - Sub-Advised Funds
- **JNL Variable Fund LLC**

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson's website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following:

- Mailing in the postage-paid card on the cover of this report;
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Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson.

Please note that if you own more than one variable contract with Jackson, your delivery preferences must be set up for each variable contract separately.

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This report is for the general information of qualified plan participants, as well as contract/policy owners of the Perspective℠, Perspective II®, Perspective Advisors℠, Perspective Advisory, Perspective Advisors II℠, Perspective Advisory II℠, Perspective L Series, Perspective Rewards®, Curiangard℠, Perspective Advantage℠, Perspective Focus®, Fifth Third Perspective, Jackson Private Wealth℠, Retirement Latitudes®, Elite Access®, Elite Access Advisory℠, Elite Access Advisory II, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

JNL Variable Fund LLC (“JNL Variable Fund”)

December 31, 2018

President’s Letter

Dear Investor,

Enclosed is the annual report for the JNL Variable Fund LLC (“JNL Variable Fund”) for the year ended December 31, 2018, together with Management’s Discussion of Fund Performance for each of the Funds.

Securities markets saw the abrupt return of volatility in 2018 after a placid and profitable 2017. The S&P 500 Index finished down more than -4% as it suffered several sharp and sudden downswings throughout the year, including a nearly 20% drop from its September highs through the last week of December. Small and mid-cap stocks fared worse. Foreign markets diverged from the U.S. by selling off before the summer in suffering the most. International developed equity markets fell double digits, with emerging markets dropping 14.6%. Global fixed income spent most of the year in negative territory before a flight to safety during the fourth quarter fueled by buying government and investment grade bonds that helped the Bloomberg Barclays U.S. Aggregate Bond Index to finish the year virtually flat (up 0.01%). Non-core fixed income segments, especially high yield bonds and emerging market debt, posted notable losses.

The return of volatility was not necessarily unwarranted. The initial bout in February was likely sparked by a steady uptick in long term bond yields that raised concerns of higher borrowing costs for companies and governments, exacerbated by a violent unwinding of low volatility trades that bet on the continuation of a docile market environment. That chain reaction served as a wake up call to investors and quickly passed, but concerns about the impact of higher interest rates on business profitability and stock valuations after a long period of extremely low rates persisted. Debt market turmoil in Italy, Turkey and Argentina, along with slowing economic growth, soured investors on markets overseas mid-year as U.S. equities regained their footing. That, however, only served as a prelude to further concerns about global growth that hit stocks during the fourth quarter as U.S. China trade tensions and continued U.S. Federal Reserve rate hikes added to negative expectations for future earnings.

While not entirely unexpected, the suddenness and magnitude of downward volatility always serves as a jolt to investors. In last year’s letter we noted that the calmness of the market in 2017 (an entire year without a 5% or more correction) was unusual and likely unsustainable. A history of market declines tells us that a 10% drop in equities is a roughly once a year experience, while 20% drops happen about once every three and a half years on average. By the end of 2017, the last broad based 20% drop in large cap U.S. equities had concluded in March 2009—more than eight and half years before the start of 2018! This is not to say that such volatility is predictable, merely to put things in perspective as a reminder that post financial crisis market activity has been unusually moderate on the heels of unprecedentedly easy monetary policy. Moderation may have lulled a new generation of investors into a false sense of confidence, though history has shown that there has yet to be a solution to the cyclicality of markets.

The best that we can do as investors is to build diversified portfolios to withstand downswings such that long term plans remain intact and investment goals are still achievable. Although there were few places to hide in the market that offered positive returns during 2018, studies have shown that investors do better mixing their investment choices among a wide variety of asset classes and strategies instead of trying to guess or time exposure into a select few. As sentiment waned and volatility increased in 2018, market leadership shifted between sectors, styles and asset classes. As mentioned earlier, domestic fixed income was under water for most of the year before recovering in the fourth quarter to become the best absolute performing asset class. Utilities, among the bottom performing areas of the S&P 500 in June, finished the year up 4.1% behind only health care among top performers. Indeed, the dispersion of returns between sectors within the S&P 500 Index ranged from -18.10% (energy) to 6.47% (health care).

At Jackson, we seek to offer investors the building blocks for creating well diversified portfolios, and the freedom to do so however they see fit. We offer a wide array of Funds across asset classes and investment styles that allows investors to build portfolios that suit their individual risk tolerance and goals. We seek best of breed Sub-Advisors that we think represent not only the finest organizations in the industry but also offer unique investment approaches able to persistently meet our expectations. We offer both passive and actively managed options as we recognize the strengths and weaknesses of each approach can complement the other. These many traits all support and benefit from diversification to allow for the creation of a portfolio suited to any kind of investor.

No one knows what markets have in store for investors in 2019. A number of economic and geopolitical risks remain in the forefront, including slowing global growth, trade tensions, Brexit, excessive government and company debt and rising interest rates. No one can predict when and how these forces will act on markets, what other unknown issues may be lurking, or what the long term consequences will be on markets and investors. Against this uncertainty it is best to have a steady asset allocation plan to provide constancy amid a sea of market ambiguity. That, we think, is how successful investors achieve their goals.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Variable Fund LLC (“JNL Variable Fund”)

JNL Variable Fund LLC ("JNL Variable Fund")

December 31, 2018

JNL Variable Fund LLC including: JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital DowSM Index Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital MSCI World Index Fund, JNL/Mellon Capital Nasdaq 100 Index Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Telecommunications Sector Fund

JNL Variable Fund Supplements to Prospectus

JNL Variable Fund LLC Market Summary (Unaudited)

Major Indices Returns for the Year Ended December 31, 2018

Domestic Equity		Developed International Equity
S&P 500 Index	-4.38%	MSCI All Country World ex-USA Index (Net)	-9.42%
S&P MidCap 400 Index	-11.08	MSCI EAFE Index (Net)	-13.79
MSCI USA Index	-4.50
MSCI USA Mid Cap Index	-9.37	Emerging Markets
MSCI USA Small Cap Index	-13.35	MSCI Emerging Markets Index (Net)	-14.58%

Fixed Income		Alternative Assets
Bloomberg Barclays Global Aggregate Bond Index	-1.20%	Bloomberg Commodity Index	-11.25%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	FTSE EPRA/NAREIT Developed Index	-4.74
Bloomberg Barclays U.S. Corporate High Yield Bond Index	-9.37
		Alternative Strategy
		Wilshire Liquid Alternative Index	-4.26%

Domestic Equity: Volatility returned to the markets in 2018, after a calm and profitable 2017. All the major broad stock market indices lost ground during a turbulent year that saw a major selloff in stocks to finish the year. Steady gains midyear were bracketed by highly volatile trading during the first and fourth quarters that at times saw huge daily swings in prices that eventually led to losses. Volatility was even more severe among small- and mid-cap stocks, especially during the fourth quarter, resulting in even sharper losses by year end. While the heightened volatility favored value and traditionally defensive sectors of the market at times, growth stocks outperformed across the market cap spectrum overall, driven by information technology and ecommerce names. Still, it was health care and utilities that ultimately finished the year as the top performing sectors. Rising interest rates and a violent unwinding of low volatility trades following a docile 2017 market environment set the tone during the first quarter. The fourth quarter selloff was sparked by increased fears of slowing economic growth amid continued tightening of monetary policy by the U.S. Federal Reserve (“Fed”), which was also unwinding its massive balance sheet built up after the global financial crisis. Volatility is likely to continue in the first half of the year amid U.S. China trade negotiations and potential continued quantitative tightening on the part of the Fed.

Fixed Income: Concerns regarding a slowdown in growth and Fed monetary policy led to a rocky path for bonds. Bonds seemingly entered into a game of seesaw with the stock market in 2018. When bonds sold off to start the year, the resulting increase in interest rates sparked turmoil among stocks. As investors fled back to bonds, lower interest rates fueled a midyear rise in stocks, which ultimately ended in another reverse to end the year. All told, the investment grade U.S. bond market ended the year virtually flat, while global bonds posted modest losses. Government and investment grade bonds seesawed the most, but ultimately benefitted from lower rates by year end. High yield and credit sensitive bonds generally lost ground on valuation concerns, uncertainty about corporate credit ratings amid continued Fed rate hikes and slowing economic growth. Global bonds were hurt by a stronger U.S. Dollar for most of the year, with emerging markets (“EM”) debt hit especially hard by the Dollar and turmoil in select countries.

Developed International Equity: Slowing growth in Europe starting in the second quarter weighed heavily on foreign developed markets in 2018. Stock performance sharply diverged from the U.S. in the beginning of June, driven in part by a blowup in Italian politics that fueled fears of further Euro disruption. Weaker growth in Europe took the bloom off the global synchronized growth story, with U.S. economic strength and higher interest rates making it a more attractive option. Signals from the European Central Bank that it would be ending its quantitative easing program kept a lid on returns during the fourth quarter, though results were more in line with the U.S. Despite more encouraging economic news out of Japan, stocks were down double digits there as well.

Emerging Markets: After a standout 2017, EM bonds and equities were the laggards in their respective asset classes in 2018. EM equities finished the year down more than 14% despite holding up relatively better during the fourth quarter global sell off. A strong U.S. Dollar for most of the year, slowing economic growth in China and Europe and weaker commodity prices all contributed to a midyear downswing that diverged sharply from U.S. performance. EM debt followed equities lower midyear troubled by the stronger Dollar and debt market turmoil in Turkey and Argentina from which it didn’t really recover.

Alternative Assets: It was a mixed year for alternative assets as oil prices first soared then plummeted, throwing the commodities and natural resources categories into turmoil. Both segments posted double digit losses for the year in significantly lagging equities. Global infrastructure related assets also delivered losses, mostly in line with global equities. U.S. real estate was the relative bright spot in the category as it kept pace with U.S. equities, while global real estate investment trusts outperformed the lackluster global equity marketplace.

Alternative Strategies: Alternative investment strategies posted negative returns overall as measured by the Wilshire Liquid Alternative Index in slightly outperforming equities and trailing fixed income. Alternative strategies lagged stocks for most of the year but held up considerably better during the fourth quarter equity selloff. The event driven segment of the Index, which includes merger arbitrage strategies, stood out with positive returns for the year. The global macro and hedged equity segments underperformed the broader Index given their tilt towards equity and international exposure.

JNL/Mellon Capital Funds BNY Mellon Asset Management North America Corporation (Unaudited)

JNL/Mellon Capital Consumer Discretionary Sector Fund

Composition as of December 31, 2018:
Consumer Discretionary	96.2%
Rights	-
Securities Lending Collateral	3.8
Other Short Term Investments	-
Total Investments	100.0%

For the year ended December 31, 2018, JNL/Mellon Capital Consumer Discretionary Sector Fund underperformed its benchmark by posting a return of -1.22% for Class A shares compared to -0.65% for the MSCI USA IMI Consumer Discretionary Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index (Gross) (“Index”) in proportion to their market capitalization weighting in the index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost effective investment approach to gaining sector exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Capital DowSM Index Fund

Composition as of December 31, 2018:
Industrials	21.4%
Information Technology	17.0
Health Care	14.3
Financials	13.7
Consumer Discretionary	12.1
Consumer Staples	8.6
Energy	5.1
Communication Services	4.8
Materials	1.5
Other Short Term Investments	1.5
Total Investments	100.0%

For the year ended December 31, 2018, JNL/Mellon Capital Dow Index Fund underperformed its benchmark by posting a return of -4.01% for Class A shares compared to -3.48% for the Dow Jones Industrial Average. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.

The Fund seeks to achieve its objective by investing at least 80% of its assets in the thirty securities which compromise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA. The thirty securities are adjusted from time to time to conform to periodic changes to the identity and/or relative weightings in the DJIA.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Capital Energy Sector Fund

Composition as of December 31, 2018:
Energy	96.8%
Financials	0.2
Securities Lending Collateral	2.4
Other Short Term Investments	0.6
Total Investments	100.0%

For the year ended December 31, 2018, JNL/Mellon Capital Energy Sector Fund underperformed its benchmark by posting a return of -20.40% for Class A shares compared to -19.91% for the MSCI USA IMI Energy Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost effective investment approach to gaining sector exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Capital Financial Sector Fund

Composition as of December 31, 2018:
Financials	97.8%
Real Estate	0.9
Rights	-
Securities Lending Collateral	1.2
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2018, JNL/Mellon Capital Financial Sector Fund underperformed its benchmark by posting a return of -13.87% for Class A shares compared to -13.33% for the MSCI USA IMI Financials Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the securities in the MSCI USA IMI Financials Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost effective investment approach to gaining sector exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Capital Healthcare Sector Fund

Composition as of December 31, 2018:
Health Care	97.5%
Securities Lending Collateral	1.8
Other Short Term Investments	0.7
Total Investments	100.0%

For the year ended December 31, 2018, JNL/Mellon Capital Healthcare Sector Fund underperformed its benchmark by posting a return of 4.95% for Class A shares compared to 5.63% for the MSCI USA IMI Health Care Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the securities in the MSCI USA IMI Health Care Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost effective investment approach to gaining sector exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Capital Funds BNY Mellon Asset Management North America Corporation (Unaudited)

JNL/Mellon Capital Information Technology Sector Fund

Composition as of December 31, 2018:
Information Technology	97.2%
Communication Services	0.8
Industrials	-
Securities Lending Collateral	1.5
Other Short Term Investments	0.5
Total Investments	100.0%

For the year ended December 31, 2018, JNL/Mellon Capital Information Technology Sector Fund underperformed its benchmark by posting a return of -0.76% for Class A shares compared to -0.09% for the MSCI USA IMI Information Technology Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return though capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost effective investment approach to gaining sector exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Capital JNL 5 Fund

Composition as of December 31, 2018:
Consumer Discretionary	20.0%
Industrials	13.7
Health Care	13.3
Information Technology	12.2
Financials	9.9
Energy	8.9
Consumer Staples	7.8
Communication Services	6.9
Materials	4.7
Real Estate	0.1
Securities Lending Collateral	2.4
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2018, JNL/Mellon Capital JNL 5 Fund underperformed its benchmark by posting a return of -9.73% for Class A shares compared to -4.38% for the S&P 500 Index.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund seeks to achieve its objective by investing in the securities that are identified by a model based on five different specialized strategies: 20% in the DowSM 10 Strategy, a dividend yielding strategy; 20% in the S&P® Strategy, a blended valuation momentum strategy; 20% in Global 15 Strategy, a dividend yielding strategy; 20% in the 25 Strategy, a dividend yielding strategy; and 20% in the Select Small Cap Strategy, a small capitalization strategy. The Sub-Adviser will choose only one share class of a security to be represented in each of the five listed strategies of the Fund if the specific stock selection model selects multiple shares classes of the same security. The securities for each strategy are selected only once annually on each Security Selection Date. The Security Selection Date will be on or about January 1 of each year.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Capital MSCI World Index Fund

Composition as of December 31, 2018:
Financials	15.9%
Information Technology	14.9
Health Care	13.1
Industrials	10.6
Consumer Discretionary	10.3
Consumer Staples	8.5
Communication Services	7.9
Energy	5.8
Materials	4.5
Utilities	3.4
Real Estate	3.1
Rights	-
Other Short Term Investments	1.3
Securities Lending Collateral	0.7
Total Investments	100.0%

For the year ended December 31, 2018, JNL/Mellon Capital MSCI World Index Fund underperformed its benchmark by posting a return of -8.84% for Class A shares compared to -8.71% for the MSCI World Index (Net). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. The Fund seeks to match the performance and characteristics of the MSCI World Index.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Capital Nasdaq 100 Index Fund

Composition as of December 31, 2018:
Information Technology	41.9%
Communication Services	22.1
Consumer Discretionary	16.1
Health Care	8.8
Consumer Staples	6.4
Industrials	2.4
Utilities	0.4
Financials	0.3
Other Short Term Investments	1.3
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2018, JNL/Mellon Capital Nasdaq 100 Index Fund underperformed its benchmark by posting a return of -0.64% for Class A shares compared to 0.04% for the Nasdaq 100 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return.

The Fund seeks to achieve its objective by investing in the securities which comprise the Nasdaq 100 Index (“Index”). The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that make up the Index. The Index includes 100 of the largest non-financial domestic and international companies listed on the Nasdaq Stock Market. The Index reflects companies across high growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Capital S&P® SMid 60 Fund

Composition as of December 31, 2018:
Financials	33.7%
Energy	16.3
Consumer Discretionary	11.9
Industrials	11.7
Communication Services	5.0
Information Technology	4.8
Utilities	2.9

JNL/Mellon Capital Funds BNY Mellon Asset Management North America Corporation (Unaudited)

Materials	1.9
Real Estate	1.9
Consumer Staples	1.4
Health Care	0.3
Securities Lending Collateral	7.8
Other Short Term Investments	0.4
Total Investments	100.0%

For the year ended December 31, 2018, JNL/Mellon Capital S&P SMid 60 Fund underperformed its primary benchmark by posting a return of -22.96% for Class A shares compared to -11.08% for the S&P MidCap 400 Index. The Fund underperformed its other benchmark the S&P SmallCap 600 Index, which returned -8.48%.

The investment objective of the Fund is to provide capital appreciation.

The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Sub-Adviser attempts to select small and mid-capitalization companies that are likely to be in an earlier stage of their economic life cycle than mature large-capitalization companies. The Fund invests in 30 of the securities that comprise the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400”) and 30 of the securities that comprise the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600”). The 60 securities are selected on each Security Selection Date. The Security Selection Date will be on or about January 1 of each year. The Sub-Adviser selects the 60 securities according to a screening process that considers average daily dollar trading volume, price to book ratio, 3-month price appreciation, and ratio of cash flow per share to stock price. The Sub-Adviser will choose only one share class of a security to be represented in the Fund if the security selection model selects multiple shares classes of the same security. The 30 securities selected from the S&P MidCap 400 are given twice the weight of the 30 securities selected from the S&P SmallCap 600.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Capital Telecommunications Sector Fund

Composition as of December 31, 2018:
Communication Services	96.6%
Securities Lending Collateral	2.9
Other Short Term Investments	0.5
Total Investments	100.0%

For the year ended December 31, 2018, JNL/Mellon Capital Telecommunications Sector Fund underperformed its benchmark by posting a return of -5.81% for Class A shares compared to -5.32% for the MSCI USA IMI Telecommunications Services 25/50 Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index (“Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost effective investment approach to gaining sector exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Capital Funds BNY Mellon Asset Management North America Corporation (Unaudited)

JNL/Mellon Capital Consumer Discretionary Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	-1.22%	1 Year	-0.91%
5 Year	8.48	5 Year	8.73
10 Year	16.38	10 Year	16.63
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Dow Index Fund

Average Annual Total Returns
Class A		Class I†
1 Year	-4.01%	1 Year	-3.68%
5 Year	9.13	5 Year	N/A
10 Year	14.38	10 Year	N/A
Since Inception	N/A	Since Inception	5.53
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Energy Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	-20.40%	1 Year	-20.13%
5 Year	-7.54	5 Year	-7.32
10 Year	2.69	10 Year	2.92
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Funds BNY Mellon Asset Management North America Corporation (Unaudited)

JNL/Mellon Capital Financial Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	-13.87%	1 Year	-13.57%
5 Year	7.35	5 Year	7.61
10 Year	10.89	10 Year	11.13
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Healthcare Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	4.95%	1 Year	5.29%
5 Year	10.55	5 Year	10.80
10 Year	14.41	10 Year	14.65
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Information Technology Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	-0.76%	1 Year	-0.38%
5 Year	14.06	5 Year	14.33
10 Year	17.36	10 Year	17.63
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Funds BNY Mellon Asset Management North America Corporation (Unaudited)

JNL/Mellon Capital JNL 5 Fund

Average Annual Total Returns
Class A		Class I
1 Year	-9.73%	1 Year	-9.46%
5 Year	5.04	5 Year	5.27
10 Year	10.92	10 Year	11.17

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital MSCI World Index Fund

Average Annual Total Returns
Class A		Class I†
1 Year	-8.84%	1 Year	-8.52%
5 Year	3.75	5 Year	N/A
10 Year	8.73	10 Year	N/A
Since Inception	N/A	Since Inception	-2.45
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Nasdaq 100 Index Fund

Average Annual Total Returns*
Class A		Class I
1 Year	-0.64%	1 Year	-0.27%
5 Year	11.22	5 Year	11.50
10 Year	16.50	10 Year	16.76
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Funds BNY Mellon Asset Management North America Corporation (Unaudited)

JNL/Mellon Capital S&P SMid 60 Fund

Average Annual Total Returns*
Class A		Class I
1 Year	-22.96%	1 Year	-22.73%
5 Year	-0.10	5 Year	0.14
10 Year	10.82	10 Year	11.03
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Telecommunications Sector Fund

Average Annual Total Returns
Class A		Class I
1 Year	-5.81%	1 Year	-5.47%
5 Year	5.49	5 Year	5.71
10 Year	10.98	10 Year	11.22

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Consumer Discretionary Sector Fund *
COMMON STOCKS 99.8%
Consumer Discretionary 99.8%
Advance Auto Parts Inc.	32	5,044
Amazon.com Inc. (a)	179	269,109
Aptiv Plc (b)	115	7,053
AutoZone Inc. (a)	11	9,593
Best Buy Co. Inc.	109	5,760
Booking Holdings Inc. (a)	21	35,322
Burlington Stores Inc. (a)	29	4,732
Carmax Inc. (a) (b)	76	4,770
Carnival Plc	184	9,058
Chipotle Mexican Grill Inc. (a) (b)	11	4,653
D.R. Horton Inc.	155	5,369
Darden Restaurants Inc.	54	5,358
Dollar General Corp. (b)	115	12,387
Dollar Tree Inc. (a)	103	9,300
Domino's Pizza Inc.	17	4,247
eBay Inc. (a)	406	11,388
Expedia Group Inc.	53	5,993
Ford Motor Co.	1,605	12,280
General Motors Co.	548	18,341
Genuine Parts Co.	63	6,095
Hasbro Inc.	52	4,218
Hilton Grand Vacations Inc. (a)	42	1,101
Hilton Worldwide Holdings Inc.	123	8,803
Home Depot Inc.	494	84,948
Kohl's Corp.	72	4,774
Las Vegas Sands Corp.	171	8,876
Lennar Corp. - Class A	126	4,938
Lowe's Cos. Inc.	350	32,357
Lululemon Athletica Inc. (a)	43	5,221
Macy's Inc.	132	3,934
Marriott International Inc. - Class A	127	13,821
McDonald's Corp.	335	59,523
MercadoLibre Inc.	18	5,312
MGM Resorts International	221	5,361

Shares/Par[1]	Value ($)

Nike Inc. - Class B	553	41,014
Norwegian Cruise Line Holdings Ltd. (a)	95	4,026
O'Reilly Automotive Inc. (a)	35	11,972
Ross Stores Inc.	163	13,523
Royal Caribbean Cruises Ltd.	72	7,073
Starbucks Corp.	583	37,533
Tapestry Inc.	124	4,185
Target Corp.	216	14,266
Tesla Inc. (a)	55	18,387
Tiffany & Co.	48	3,849
TJX Cos. Inc.	536	23,990
Tractor Supply Co.	52	4,376
Ulta Beauty Inc. (a) (b)	25	6,014
VF Corp.	145	10,374
Wynn Resorts Ltd.	42	4,163
Yum! Brands Inc.	137	12,591
Other Securities		223,721
Total Common Stocks (cost $1,017,281)		1,130,096
RIGHTS 0.0%
Other Securities		3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 4.0%
Securities Lending Collateral 4.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (c) (d)	44,860	44,860
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (e) (f)	130	129
Total Short Term Investments (cost $44,989)		44,989
Total Investments 103.8% (cost $1,062,270)		1,175,088
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net (3.8)%		(43,313)
Total Net Assets 100.0%		1,131,789

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Capital Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-Mini Consumer Discretionary Select Sector	22	March 2019	2,202	14	(7)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Dow Index Fund
COMMON STOCKS 98.5%
Communication Services 4.8%
Verizon Communications Inc.	225	12,641
Walt Disney Co.	224	24,655
		37,296
Consumer Discretionary 12.1%
Home Depot Inc.	225	38,635
McDonald's Corp.	225	39,928
Nike Inc. - Class B	225	16,671
		95,234
Consumer Staples 8.6%
Coca-Cola Co.	225	10,647
Procter & Gamble Co.	225	20,669
Walgreens Boots Alliance Inc.	225	15,364
Walmart Inc.	225	20,945
		67,625
Energy 5.1%
Chevron Corp.	225	24,462
Exxon Mobil Corp.	225	15,333
		39,795
Financials 13.7%
American Express Co.	225	21,433
Goldman Sachs Group Inc.	225	37,562
JPMorgan Chase & Co.	225	21,950
Travelers Cos. Inc.	225	26,926
		107,871
Health Care 14.3%
Johnson & Johnson	225	29,018
Merck & Co. Inc.	224	17,181
Pfizer Inc.	225	9,815
UnitedHealth Group Inc.	225	56,016
		112,030
	Shares/Par[1]	Value ($)
Industrials 21.4%
3M Co.	225	42,844
Boeing Co.	225	72,516
Caterpillar Inc.	225	28,572
United Technologies Corp.	224	23,943
		167,875
Information Technology 17.0%
Apple Inc.	225	35,469
Cisco Systems Inc.	224	9,743
Intel Corp.	225	10,552
International Business Machines Corp.	225	25,559
Microsoft Corp.	225	22,839
Visa Inc. - Class A	225	29,667
		133,829
Materials 1.5%
DowDuPont Inc.	225	12,025
Total Common Stocks (cost $603,879)		773,580
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 2.31% (a) (b)	11,232	11,232
Treasury Securities 0.1%
U.S. Treasury Bill
2.40%, 03/07/19 (c) (d)	740	737
Total Short Term Investments (cost $11,969)		11,969
Total Investments 100.0% (cost $615,848)		785,549
Other Derivative Instruments 0.0%		132
Other Assets and Liabilities, Net (0.0)%		(465)
Total Net Assets 100.0%		785,216

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The coupon rate represents the yield to maturity.

JNL/Mellon Capital Dow Index Fund — Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Dow Jones Industrial Average E-Mini Index	108	March 2019	12,850	132	(285)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Energy Sector Fund *
COMMON STOCKS 99.7%
Energy 99.4%
Anadarko Petroleum Corp.	436	19,132
Apache Corp. (a)	326	8,568
Baker Hughes a GE Co. LLC - Class A	428	9,195
Cabot Oil & Gas Corp.	374	8,353
Cheniere Energy Inc. (b)	180	10,650
Chevron Corp.	1,631	177,472
Cimarex Energy Co.	81	5,008
CNX Resources Corp. (b)	143	1,636
Concho Resources Inc. (b)	171	17,545
ConocoPhillips Co.	990	61,701
CONSOL Energy Inc. (b)	19	608
Continental Resources Inc. (b)	80	3,210
Core Laboratories NV (a)	38	2,258
Delek US Holdings Inc.	68	2,213
Devon Energy Corp.	434	9,784
Diamondback Energy Inc.	133	12,286
EnLink Midstream LLC (a)	55	521
EOG Resources Inc.	493	43,020
EQT Corp. (a)	226	4,262
Equitrans Midstream Corp. (b)	191	3,821
Exxon Mobil Corp.	3,604	245,782
Halliburton Co.	750	19,930
Helmerich & Payne Inc.	93	4,435
Hess Corp.	229	9,257
HollyFrontier Corp.	143	7,305
Kinder Morgan Inc.	1,692	26,025
Marathon Oil Corp.	725	10,403
Marathon Petroleum Corp.	588	34,723
Murphy Oil Corp.	141	3,286
National Oilwell Varco Inc.	327	8,392
Newfield Exploration Co. (b)	170	2,488
Noble Energy Inc.	409	7,677
Occidental Petroleum Corp.	651	39,978
ONEOK Inc.	350	18,909
Parsley Energy Inc. - Class A (b)	213	3,397
Patterson-UTI Energy Inc. (a)	188	1,944
PBF Energy Inc. - Class A	96	3,125
	Shares/Par[1]	Value ($)
Peabody Energy Corp.	66	2,024
Phillips 66	376	32,366
Pioneer Natural Resources Co.	145	19,099
Plains GP Holdings LP - Class A (b)	128	2,566
Range Resources Corp. (a)	212	2,027
Schlumberger Ltd.	1,179	42,532
Tallgrass Energy GP LP - Class A (a)	131	3,193
Targa Resources Corp.	191	6,881
TechnipFMC Plc (a)	366	7,159
Transocean Ltd. (a) (b)	437	3,035
Valero Energy Corp.	364	27,298
Williams Cos. Inc.	1,031	22,744
WPX Energy Inc. (a) (b)	354	4,019
Other Securities		55,879
		1,079,121
Financials 0.3%
Texas Pacific Land Trust	5	2,840
Total Common Stocks (cost $1,439,977)		1,081,961
SHORT TERM INVESTMENTS 3.0%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.31% (c) (d)	6,558	6,558
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (c) (d)	26,242	26,242
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (e) (f)	245	244
Total Short Term Investments (cost $33,044)		33,044
Total Investments 102.7% (cost $1,473,021)		1,115,005
Other Derivative Instruments 0.0%		26
Other Assets and Liabilities, Net (2.7)%		(29,200)
Total Net Assets 100.0%		1,085,831

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Capital Energy Sector Fund — Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-Mini Energy Select Sector	17	March 2019	1,021	2	(42)
S&P 500 E-Mini Index	3	March 2019	383	3	(7)
S&P MidCap 400 E-Mini Index	13	March 2019	2,207	21	(46)
				26	(95)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Financial Sector Fund *
COMMON STOCKS 99.8%
Financials 98.9%
Aflac Inc.	266	12,141
Allstate Corp.	120	9,956
American Express Co.	254	24,243
American International Group Inc.	309	12,190
Ameriprise Financial Inc.	49	5,122
Aon Plc - Class A	84	12,242
Arthur J Gallagher & Co.	64	4,697
Bank of America Corp.	3,300	81,315
Bank of New York Mellon Corp. (a)	347	16,346
BB&T Corp.	269	11,643
Berkshire Hathaway Inc. - Class B (b)	451	92,145
BlackRock Inc.	42	16,328
Brighthouse Financial Inc. (b)	37	1,126
Capital One Financial Corp.	166	12,553
Charles Schwab Corp.	422	17,540
Chubb Ltd.	161	20,837
Citigroup Inc.	875	45,553
Citizens Financial Group Inc.	165	4,894
CME Group Inc.	124	23,417
Discover Financial Services	119	7,024
Fifth Third Bancorp	232	5,452
First Republic Bank	56	4,902
Goldman Sachs Group Inc.	125	20,863
Hartford Financial Services Group Inc.	125	5,565
Huntington Bancshares Inc.	384	4,578
Intercontinental Exchange Inc.	199	14,999
JPMorgan Chase & Co.	1,169	114,118
KeyCorp	365	5,392
M&T Bank Corp.	47	6,795
Markel Corp. (b)	5	5,015
Marsh & McLennan Cos. Inc.	175	13,982
MetLife Inc.	293	12,050
Moody's Corp.	60	8,434
Morgan Stanley	456	18,062
MSCI Inc.	31	4,570
Northern Trust Corp.	74	6,175
PNC Financial Services Group Inc.	162	18,898
Progressive Corp.	202	12,210

	Shares/Par[1]	Value ($)
Prudential Financial Inc.	145	11,802
Regions Financial Corp.	381	5,103
S&P Global Inc.	87	14,840
State Street Corp.	132	8,344
SunTrust Banks Inc.	160	8,073
Synchrony Financial	244	5,732
T. Rowe Price Group Inc.	85	7,806
TD Ameritrade Holding Corp.	98	4,805
Travelers Cos. Inc.	93	11,158
U.S. Bancorp	538	24,577
Wells Fargo & Co.	1,591	73,322
Willis Towers Watson Plc	46	6,931
Other Securities		271,512
		1,167,377
Real Estate 0.9%
Other Securities		11,231
Total Common Stocks (cost $1,110,599)		1,178,608
RIGHTS 0.0%
Other Securities		1
Total Rights (cost $1)		1
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.31% (a) (c)	1,189	1,189
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (a) (c)	14,150	14,150
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (d) (e)	270	269
Total Short Term Investments (cost $15,608)		15,608
Total Investments 101.1% (cost $1,126,208)		1,194,217
Other Derivative Instruments 0.0%		31
Other Assets and Liabilities, Net (1.1)%		(13,442)
Total Net Assets 100.0%		1,180,806

(a) Investment in affiliate.

(b) Non-income producing security.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	20,089	738	2,001	386	760	(3,240)	16,346	1.4

JNL/Mellon Capital Financial Sector Fund — Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	17	March 2019	2,172	24	(43)
S&P MidCap 400 E-Mini Index	4	March 2019	679	7	(14)
				31	(57)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Healthcare Sector Fund *
COMMON STOCKS 99.7%
Health Care 99.7%
Abbott Laboratories	1,421	102,763
AbbVie Inc.	1,226	113,054
Abiomed Inc. (a)	35	11,244
Agilent Technologies Inc.	258	17,436
Alexion Pharmaceuticals Inc. (a)	181	17,592
Align Technology Inc. (a)	62	12,897
Allergan Plc	275	36,759
Amgen Inc.	524	102,046
Anthem Inc.	211	55,301
Baxter International Inc.	411	27,073
Becton Dickinson & Co.	217	48,837
Biogen Inc. (a)	163	49,105
BioMarin Pharmaceutical Inc. (a)	143	12,199
Boston Scientific Corp. (a)	1,120	39,595
Bristol-Myers Squibb Co.	1,322	68,704
Cardinal Health Inc.	250	11,136
Celgene Corp. (a)	570	36,523
Centene Corp. (a)	166	19,186
Cerner Corp. (a)	239	12,541
Cigna Corp.	308	58,489
CVS Health Corp.	1,047	68,583
Danaher Corp.	510	52,606
Edwards Lifesciences Corp. (a)	170	25,992
Eli Lilly & Co.	783	90,588
Gilead Sciences Inc.	1,050	65,676
HCA Healthcare Inc.	224	27,919
Humana Inc.	112	31,979
Idexx Laboratories Inc. (a)	70	13,066
Illumina Inc. (a)	119	35,722
Intuitive Surgical Inc. (a)	92	44,132
Iqvia Ltd. (a)	131	15,269
Johnson & Johnson	2,172	280,337
Laboratory Corp. of America Holdings (a)	82	10,389
McKesson Corp.	162	17,892
	Shares/Par[1]	Value ($)
Medtronic Plc	1,094	99,485
Merck & Co. Inc.	2,154	164,559
Mettler-Toledo International Inc. (a)	20	11,544
Mylan NV (a)	418	11,462
Pfizer Inc.	4,747	207,202
Regeneron Pharmaceuticals Inc. (a)	65	24,099
ResMed Inc.	116	13,180
Stryker Corp.	273	42,743
Thermo Fisher Scientific Inc.	326	73,009
UnitedHealth Group Inc.	779	194,158
Vertex Pharmaceuticals Inc. (a)	207	34,313
Waters Corp. (a)	62	11,744
Zimmer Biomet Holdings Inc.	165	17,113
Zoetis Inc. - Class A	390	33,395
Other Securities		492,082
Total Common Stocks (cost $2,587,538)		3,062,718
SHORT TERM INVESTMENTS 2.6%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 2.31% (b) (c)	21,476	21,476
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (b) (c)	57,252	57,252
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (d) (e)	1,345	1,339
Total Short Term Investments (cost $80,068)		80,067
Total Investments 102.3% (cost $2,667,606)		3,142,785
Other Derivative Instruments 0.0%		77
Other Assets and Liabilities, Net (2.3)%		(71,698)
Total Net Assets 100.0%		3,071,164

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Capital Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-Mini Russell 2000 Index	30	March 2019	1,942	11	82
S&P 500 E-Mini Index	67	March 2019	8,096	66	296
				77	378

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Information Technology Sector Fund *
COMMON STOCKS 99.7%
Communication Services 0.8%
VeriSign Inc. (a)	53	7,890
Other Securities		10,852
		18,742
Industrials 0.0%
Other Securities		779
Information Technology 98.9%
Accenture Plc - Class A	305	43,050
Adobe Inc. (a)	233	52,795
Advanced Micro Devices Inc. (a)	449	8,291
Amphenol Corp. - Class A	143	11,618
Analog Devices Inc.	178	15,260
Apple Inc.	2,313	364,899
Applied Materials Inc.	470	15,393
Autodesk Inc. (a)	104	13,436
Automatic Data Processing Inc.	209	27,351
Broadcom Inc.	206	52,311
Cisco Systems Inc.	2,249	97,458
Cognizant Technology Solutions Corp. - Class A	276	17,522
Corning Inc.	387	11,683
DXC Technology Co.	136	7,249
Fidelity National Information Services Inc.	157	16,136
Fiserv Inc. (a)	194	14,230
FleetCor Technologies Inc. (a)	43	7,960
Global Payments Inc.	77	7,910
Hewlett Packard Enterprise Co.	704	9,296
HP Inc.	757	15,489
Intel Corp.	2,205	103,504
International Business Machines Corp.	435	49,443
Intuit Inc.	116	22,840
Lam Research Corp.	75	10,186
Mastercard Inc. - Class A	441	83,210
Maxim Integrated Products Inc.	135	6,855
Microchip Technology Inc. (b)	114	8,215
Micron Technology Inc. (a)	555	17,619
Microsoft Corp.	3,489	354,380
Motorola Solutions Inc.	79	9,053
NetApp Inc.	126	7,502
	Shares/Par[1]	Value ($)
Nvidia Corp.	275	36,734
Oracle Corp.	1,427	64,411
Palo Alto Networks Inc. (a)	45	8,483
Paychex Inc.	154	10,039
PayPal Holdings Inc. (a)	536	45,057
QUALCOMM Inc.	670	38,131
Red Hat Inc. (a)	85	14,904
Salesforce.com Inc. (a)	343	46,918
ServiceNow Inc. (a)	85	15,147
Splunk Inc. (a)	70	7,372
Square Inc. - Class A (a)	146	8,204
TE Connectivity Ltd.	166	12,588
Texas Instruments Inc.	463	43,776
Visa Inc. - Class A	850	112,141
Workday Inc. - Class A (a)	70	11,136
Worldpay Inc. - Class A (a)	144	11,005
Xilinx Inc.	121	10,273
Other Securities		401,711
		2,380,174
Total Common Stocks (cost $1,863,846)		2,399,695
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 2.31% (c) (d)	11,227	11,227
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (c) (d)	36,333	36,333
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (e) (f)	570	568
Total Short Term Investments (cost $48,128)		48,128
Total Investments 101.7% (cost $1,911,974)		2,447,823
Other Derivative Instruments 0.0%		51
Other Assets and Liabilities, Net (1.7)%		(41,158)
Total Net Assets 100.0%		2,406,716

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Capital Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-Mini Technology Select Sector	106	March 2019	6,876	51	(282)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital JNL 5 Fund *
COMMON STOCKS 99.8%
Communication Services 7.0%
BT Group Plc	12,240	37,288
Verizon Communications Inc.	2,121	119,234
Vodafone Group Plc	14,026	27,476
Other Securities		20,509
		204,507
Consumer Discretionary 20.5%
American Eagle Outfitters Inc.	1,463	28,287
Aptiv Plc	753	46,373
Carnival Plc	402	19,823
Foot Locker Inc.	579	30,778
Gap Inc.	819	21,103
Genuine Parts Co.	274	26,350
Harley-Davidson Inc.	524	17,892
Leggett & Platt Inc. (a)	560	20,083
Marks & Spencer Group Plc	10,698	33,743
Marriott International Inc. - Class A	492	53,448
Nordstrom Inc.	557	25,976
Sands China Ltd.	8,764	38,386
Tapestry Inc.	595	20,066
Williams-Sonoma Inc. (a)	510	25,713
Other Securities		190,874
		598,895
Consumer Staples 8.0%
Campbell Soup Co. (a)	570	18,796
Coca-Cola Co.	2,419	114,556
Procter & Gamble Co.	734	67,428
Other Securities		33,029
		233,809
Energy 9.2%
BP Plc	6,201	39,287
Chevron Corp.	523	56,890
China Petroleum & Chemical Corp. - Class H	56,834	40,445
Exxon Mobil Corp.	772	52,614
Murphy Oil Corp.	815	19,057
Phillips 66	261	22,504
Valero Energy Corp.	287	21,526
Other Securities		14,757
		267,080
Financials 10.1%
Bank of China Ltd. - Class H	87,376	37,575
China Construction Bank Corp. - Class H	46,024	37,996
HSBC Holdings Plc (a)	4,339	35,880
Lloyds Banking Group Plc	48,255	31,881
Progressive Corp.	1,211	73,090
Other Securities		78,946
		295,368
Health Care 13.6%
Anthem Inc.	291	76,465
Cardinal Health Inc.	422	18,829
	Shares/Par[1]	Value ($)
Merck & Co. Inc.	1,175	89,787
Pfizer Inc.	3,032	132,368
Other Securities		79,911
		397,360
Industrials 14.0%
Boeing Co.	226	72,851
Caterpillar Inc.	419	53,247
Deere & Co.	419	62,542
Eaton Corp. Plc	330	22,651
Emerson Electric Co.	376	22,444
General Electric Co.	6,021	45,581
KAR Auction Services Inc.	519	24,759
Watsco Inc.	157	21,824
Other Securities		83,254
		409,153
Information Technology 12.5%
Cisco Systems Inc.	2,861	123,977
DXC Technology Co.	676	35,942
International Business Machines Corp.	414	47,073
Micron Technology Inc. (b)	1,431	45,412
Other Securities		111,642
		364,046
Materials 4.8%
CF Industries Holdings Inc.	616	26,808
International Paper Co.	437	17,641
Sherwin-Williams Co.	162	63,750
Other Securities		32,117
		140,316
Real Estate 0.1%
Other Securities		3,953
Total Common Stocks (cost $3,112,990)		2,914,487
SHORT TERM INVESTMENTS 2.6%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.31% (c) (d)	3,893	3,893
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (c) (d)	71,021	71,021
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (e) (f)	545	543
Total Short Term Investments (cost $75,457)		75,457
Total Investments 102.4% (cost $3,188,447)		2,989,944
Other Derivative Instruments 0.0%		77
Other Assets and Liabilities, Net (2.4)%		(69,085)
Total Net Assets 100.0%		2,920,936

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Capital JNL 5 Fund — Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-Mini Russell 2000 Index	41	March 2019		2,849	17	(84)
FTSE 100 Index	17	March 2019	GBP	1,134	(2)	(3)
S&P 500 E-Mini Index	47	March 2019		6,005	45	(117)
					60	(204)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	HSB	03/20/19	GBP	1,357	1,737	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital MSCI World Index Fund *
COMMON STOCKS 98.3%
Argentina 0.0%
Other Securities		105
Australia 2.5%
Other Securities		7,701
Austria 0.1%
Other Securities		258
Belgium 0.3%
Other Securities		1,006
Bermuda 0.0%
Other Securities		143
Canada 3.3%
Imperial Oil Ltd.	2	63
Other Securities		10,008
		10,071
China 0.0%
Other Securities		29
Denmark 0.6%
Other Securities		1,865
Finland 0.4%
Other Securities		1,110
France 3.5%
Total SA	20	1,072
Other Securities		9,770
		10,842
Germany 2.8%
Other Securities		8,693
Hong Kong 1.3%
Hang Seng Bank Ltd.	7	147
Other Securities		3,754
		3,901
Ireland 1.1%
Medtronic Plc	11	1,043
Other Securities		2,174
		3,217
Israel 0.2%
Other Securities		570
Italy 0.7%
Other Securities		2,141
Japan 8.3%
Chugai Pharmaceutical Co. Ltd.	2	110
Hino Motors Ltd.	2	23
Oracle Corp. Japan	-	19
Toyota Motor Corp.	19	1,120
Other Securities		24,247
		25,519
Jersey 0.0%
Other Securities		71
Luxembourg 0.1%
Other Securities		264
Macau 0.0%
Other Securities		118
Netherlands 2.1%
Royal Dutch Shell Plc - Class A	39	1,147
Royal Dutch Shell Plc - Class B	32	947
Other Securities		4,495
		6,589
New Zealand 0.1%
Other Securities		235
Norway 0.3%
Other Securities		785
Portugal 0.1%
Other Securities		167
Singapore 0.5%
Other Securities		1,487
	Shares/Par[1]	Value ($)
Spain 1.1%
Other Securities		3,245
Sweden 0.9%
Other Securities		2,849
Switzerland 3.2%
Nestle SA	26	2,103
Novartis AG	18	1,567
Roche Holding AG	6	1,472
Other Securities		4,797
		9,939
United Arab Emirates 0.0%
Other Securities		25
United Kingdom 5.6%
BP Plc	169	1,070
HSBC Holdings Plc	169	1,397
Prudential Plc (a)	22	395
Other Securities		14,364
		17,226
United States of America 59.2%
3M Co.	5	944
Abbott Laboratories	15	1,073
AbbVie Inc.	13	1,184
Alphabet Inc. - Class A (b)	3	2,631
Alphabet Inc. - Class C (b)	3	2,751
Amazon.com Inc. (b)	3	5,249
Amgen Inc.	5	1,064
Apple Inc.	41	6,433
AT&T Inc.	61	1,747
Bank of America Corp.	80	1,974
Bank of New York Mellon Corp. (a)	9	401
Berkshire Hathaway Inc. - Class B (b)	11	2,228
Boeing Co.	5	1,486
Chevron Corp.	16	1,752
Cisco Systems Inc.	40	1,717
Citigroup Inc.	21	1,106
Coca-Cola Co.	34	1,613
Comcast Corp. - Class A	39	1,317
DowDuPont Inc.	19	1,043
Eli Lilly & Co.	8	951
Exxon Mobil Corp.	36	2,434
Facebook Inc. - Class A (b)	20	2,665
Home Depot Inc.	10	1,660
Intel Corp.	39	1,827
Johnson & Johnson	23	2,919
JPMorgan Chase & Co.	28	2,770
Mastercard Inc. - Class A	8	1,474
McDonald's Corp.	7	1,163
Merck & Co. Inc.	22	1,716
Microsoft Corp.	62	6,247
Netflix Inc. (b)	4	985
Oracle Corp.	25	1,138
PepsiCo Inc.	12	1,319
Pfizer Inc.	49	2,152
Procter & Gamble Co.	21	1,932
UnitedHealth Group Inc.	8	2,018
Verizon Communications Inc.	35	1,958
Visa Inc. - Class A	15	1,986
Walmart Inc.	12	1,164
Walt Disney Co.	13	1,373
Wells Fargo & Co.	39	1,780
Other Securities		100,200
		181,544
Total Common Stocks (cost $318,607)		301,715
PREFERRED STOCKS 0.2%
Germany 0.2%
Other Securities		578
Switzerland 0.0%
Other Securities		123
Total Preferred Stocks (cost $781)		701

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Spain 0.0%
Other Securities		5
Total Rights (cost $5)		5
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 2.31% (a) (c)	3,632	3,632
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (a) (c)	2,200	2,200
	Shares/Par[1]	Value ($)
Treasury Securities 0.1%
U.S. Treasury Bill
2.40%, 03/07/19 (d) (e)	260	259
Total Short Term Investments (cost $6,091)		6,091
Total Investments 100.5% (cost $325,484)		308,512
Other Derivative Instruments 0.0%		28
Other Assets and Liabilities, Net (0.5)%		(1,607)
Total Net Assets 100.0%		306,933

(a) Investment in affiliate.

(b) Non-income producing security.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	499	—	39	9	1	(60)	401	0.1
Prudential Plc	598	—	28	15	1	(176)	395	0.1
	1,097	—	67	24	2	(236)	796	0.2

JNL/Mellon Capital MSCI World Index Fund — Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	2	March 2019	AUD	276	(2)	1
Euro STOXX 50	20	March 2019	EUR	603	—	(9)
FTSE 100 Index	4	March 2019	GBP	267	—	(1)
S&P 500 E-Mini Index	25	March 2019		3,163	23	(31)
S&P/Toronto Stock Exchange 60 Index	1	March 2019	CAD	177	1	(4)
Tokyo Price Index	3	March 2019	JPY	47,141	—	(21)
					22	(65)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	03/20/19	AUD	268	189	(5)
CAD/USD	HSB	03/20/19	CAD	130	95	(2)
EUR/USD	HSB	03/20/19	EUR	93	107	1
EUR/USD	MSC	03/20/19	EUR	88	101	—
EUR/USD	SCB	03/20/19	EUR	60	69	—
EUR/USD	UBS	03/20/19	EUR	400	462	3
GBP/USD	HSB	03/20/19	GBP	140	180	2
JPY/USD	BCL	03/20/19	JPY	30,281	278	9
USD/EUR	CIT	03/20/19	EUR	(152)	(176)	(1)
USD/EUR	HSB	03/20/19	EUR	(119)	(137)	(1)
					1,168	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Nasdaq 100 Index Fund
COMMON STOCKS 98.7%
Communication Services 22.2%
Activision Blizzard Inc.	267	12,412
Alphabet Inc. - Class A (a)	97	101,125
Alphabet Inc. - Class C (a)	111	114,878
Baidu.com - Class A - ADR (a)	98	15,551
Charter Communications Inc. - Class A (a)	80	22,785
Comcast Corp. - Class A	1,586	53,994
Electronic Arts Inc. (a)	106	8,327
Facebook Inc. - Class A (a)	764	100,113
Liberty Global Plc - Class A (a)	70	1,497
Liberty Global Plc - Class C (a)	187	3,850
Netflix Inc. (a)	152	40,768
Sirius XM Holdings Inc. (b)	1,551	8,858
Take-Two Interactive Software Inc. (a)	40	4,094
T-Mobile US Inc. (a)	296	18,849
Twenty-First Century Fox Inc. - Class A	369	17,765
Twenty-First Century Fox Inc. - Class B	279	13,326
VeriSign Inc. (a)	42	6,261
		544,453
Consumer Discretionary 16.2%
Amazon.com Inc. (a)	154	231,242
Booking Holdings Inc. (a)	16	27,872
Ctrip.com International Ltd. - ADR (a)	170	4,602
Dollar Tree Inc. (a)	83	7,507
eBay Inc. (a)	334	9,367
Expedia Group Inc.	48	5,358
Hasbro Inc.	43	3,471
JD.com Inc. - Class A - ADR (a)	323	6,753
Lululemon Athletica Inc. (a)	43	5,207
Marriott International Inc. - Class A	119	12,935
MercadoLibre Inc.	16	4,623
O'Reilly Automotive Inc. (a)	28	9,634
Ross Stores Inc.	130	10,850
Starbucks Corp.	434	27,967
Tesla Inc. (a) (b)	60	19,962
Ulta Beauty Inc. (a)	21	5,111
Wynn Resorts Ltd.	38	3,756
		396,217
Consumer Staples 6.4%
Costco Wholesale Corp.	153	31,179
Kraft Heinz Foods Co.	426	18,331
Mondelez International Inc. - Class A	508	20,327
Monster Beverage Corp. (a)	193	9,506
PepsiCo Inc.	499	55,087
Walgreens Boots Alliance Inc.	334	22,839
		157,269
Financials 0.3%
Willis Towers Watson Plc	45	6,892
Health Care 8.8%
Alexion Pharmaceuticals Inc. (a)	78	7,586
Align Technology Inc. (a)	28	5,851
Amgen Inc.	223	43,327
Biogen Inc. (a)	70	21,177
BioMarin Pharmaceutical Inc. (a)	62	5,296
Celgene Corp. (a)	244	15,653
Cerner Corp. (a)	115	6,035
Gilead Sciences Inc.	452	28,262
Henry Schein Inc. (a)	52	4,112
Idexx Laboratories Inc. (a)	30	5,603
Illumina Inc. (a)	51	15,399
Incyte Corp. (a)	74	4,726
Intuitive Surgical Inc. (a)	40	19,103
Mylan NV (a)	180	4,935
Regeneron Pharmaceuticals Inc. (a)	37	13,870
Vertex Pharmaceuticals Inc. (a)	89	14,791
		215,726
Industrials 2.4%
American Airlines Group Inc.	161	5,165

	Shares/Par[1]	Value ($)
Cintas Corp.	37	6,272
CSX Corp.	295	18,324
Fastenal Co.	100	5,243
JB Hunt Transport Services Inc.	38	3,548
PACCAR Inc.	122	6,974
United Continental Holdings Inc. (a)	95	7,968
Verisk Analytics Inc. (a)	58	6,269
		59,763
Information Technology 42.0%
Adobe Inc. (a)	171	38,572
Advanced Micro Devices Inc. (a)	349	6,444
Analog Devices Inc.	129	11,097
Apple Inc.	1,494	235,648
Applied Materials Inc.	343	11,241
ASML Holding NV - ADR	24	3,806
Autodesk Inc. (a)	76	9,820
Automatic Data Processing Inc.	153	20,047
Broadcom Inc.	145	36,773
Cadence Design Systems Inc. (a)	99	4,285
Check Point Software Technologies Ltd. (a)	55	5,601
Cisco Systems Inc.	1,572	68,103
Citrix Systems Inc.	47	4,823
Cognizant Technology Solutions Corp. - Class A	202	12,838
Fiserv Inc. (a)	137	10,102
Intel Corp.	1,594	74,810
Intuit Inc.	91	17,842
KLA-Tencor Corp.	53	4,748
Lam Research Corp.	53	7,254
Maxim Integrated Products Inc.	97	4,921
Microchip Technology Inc. (b)	83	5,941
Micron Technology Inc. (a)	392	12,446
Microsoft Corp.	2,416	245,440
NetApp Inc.	88	5,250
NetEase.com Inc. - ADR	26	6,027
Nvidia Corp.	213	28,443
NXP Semiconductors NV	117	8,546
Paychex Inc.	125	8,171
PayPal Holdings Inc. (a)	412	34,609
QUALCOMM Inc.	423	24,094
Skyworks Solutions Inc.	61	4,075
Symantec Corp.	223	4,216
Synopsys Inc. (a)	52	4,372
Texas Instruments Inc.	336	31,704
Western Digital Corp.	98	3,636
Workday Inc. - Class A (a)	52	8,310
Xilinx Inc.	88	7,527
		1,031,582
Utilities 0.4%
Xcel Energy Inc.	180	8,846
Total Common Stocks (cost $2,028,174)		2,420,748
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 2.31% (c) (d)	29,299	29,299
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (c) (d)	8,876	8,876
Treasury Securities 0.1%
U.S. Treasury Bill
2.40%, 03/07/19 (e) (f)	2,120	2,111
Total Short Term Investments (cost $40,286)		40,286
Total Investments 100.3% (cost $2,068,460)		2,461,034
Other Derivative Instruments 0.0%		198
Other Assets and Liabilities, Net (0.3)%		(7,696)
Total Net Assets 100.0%		2,453,536

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

JNL/Mellon Capital Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
NASDAQ 100 E-Mini	261	March 2019	31,735	198	1,324

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P SMid 60 Fund
COMMON STOCKS 99.5%
Communication Services 5.4%
ATN International Inc.	115	8,196
Gannett Co. Inc.	568	4,848
Iridium Communications Inc. (a)	533	9,836
		22,880
Consumer Discretionary 12.9%
Abercrombie & Fitch Co. - Class A	349	7,003
American Axle & Manufacturing Holdings Inc. (a)	349	3,879
Dillard's Inc. - Class A (b)	221	13,353
Express Inc. (a)	664	3,391
Genesco Inc. (a)	193	8,538
Group 1 Automotive Inc.	86	4,548
Hibbett Sports Inc. (a) (b)	302	4,312
J.C. Penney Co. Inc. (a) (b)	1,692	1,759
KB Home	384	7,330
		54,113
Consumer Staples 1.6%
Darling Ingredients Inc. (a)	343	6,601
Energy 17.7%
Cloud Peak Energy Inc. (a)	1,324	485
CNX Resources Corp. (a)	849	9,701
Diamond Offshore Drilling Inc. (a) (b)	653	6,163
Ensco Plc - Class A (b)	1,858	6,614
HighPoint Resources Corp. (a)	1,179	2,936
Murphy Oil Corp.	389	9,094
Noble Corp. Plc (a)	1,265	3,314
PDC Energy Inc. (a)	119	3,550
QEP Resources Inc. (a)	1,214	6,835
Rowan Cos. Plc - Class A (a)	739	6,204
SM Energy Co.	525	8,120
Transocean Ltd. (a) (b)	1,079	7,489
Unit Corp. (a)	269	3,846
		74,351
Financials 36.5%
American Equity Investment Life Holding Co.	200	5,585
Associated Bancorp	503	9,947
Banc of California Inc.	305	4,059
CNO Financial Group Inc.	511	7,599
First Bancorp Inc.	1,242	10,679
Hancock Whitney Co.	251	8,713
Hanover Insurance Group Inc.	118	13,823
HomeStreet Inc. (a)	219	4,654
Horace Mann Educators Corp.	145	5,426
Legg Mason Inc.	310	7,901
MB Financial Inc.	287	11,362
New York Community Bancorp Inc.	969	9,120
Old Republic International Corp.	604	12,415
Piper Jaffray Cos.	71	4,695
Reinsurance Group of America Inc.	81	11,404

	Shares/Par[1]	Value ($)
Stifel Financial Corp.	202	8,385
Wintrust Financial Corp.	154	10,268
World Acceptance Corp. (a)	72	7,375
		153,410
Health Care 0.3%
Lannett Co. Inc. (a) (b)	259	1,284
Industrials 12.7%
AECOM (a)	327	8,657
ArcBest Corp.	173	5,934
Arcosa Inc. (a)	115	3,174
GATX Corp.	199	14,124
Greenbrier Cos. Inc.	120	4,739
JetBlue Airways Corp. (a)	588	9,436
Trinity Industries Inc. (b)	344	7,078
		53,142
Information Technology 5.2%
First Solar Inc. (a)	184	7,811
Tech Data Corp. (a)	126	10,280
TTM Technologies Inc. (a)	397	3,868
		21,959
Materials 2.1%
Domtar Corp.	254	8,925
Real Estate 2.0%
Invesco Mortgage Capital Inc.	365	5,283
Pennsylvania REIT (b)	540	3,211
		8,494
Utilities 3.1%
NorthWestern Corp.	221	13,112
Total Common Stocks (cost $544,908)		418,271
SHORT TERM INVESTMENTS 8.9%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 2.31% (c) (d)	1,784	1,784
Securities Lending Collateral 8.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (c) (d)	35,535	35,535
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (e) (f)	100	100
Total Short Term Investments (cost $37,419)		37,419
Total Investments 108.4% (cost $582,327)		455,690
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net (8.4)%		(35,398)
Total Net Assets 100.0%		420,305

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Capital S&P SMid 60 Fund — Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-Mini Russell 2000 Index	7	March 2019	478	3	(6)
S&P MidCap 400 E-Mini Index	6	March 2019	1,002	10	(5)
				13	(11)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Telecommunications Sector Fund
COMMON STOCKS 99.4%
Communication Services 99.4%
Activision Blizzard Inc.	36	1,661
Alphabet Inc. - Class A (a)	12	12,745
Alphabet Inc. - Class C (a)	13	13,417
AMC Entertainment Holdings Inc. - Class A (b)	4	51
AMC Networks Inc. - Class A (a)	3	150
ANGI Homeservices Inc. (a)	3	56
AT&T Inc.	177	5,042
ATN International Inc.	10	732
Boingo Wireless Inc. (a)	34	701
Cable One Inc.	—	199
Care.com Inc. (a)	3	50
Cars.com Inc. (a)	4	96
CBS Corp. - Class B	17	737
CenturyLink Inc.	91	1,379
Charter Communications Inc. - Class A (a)	8	2,267
Cincinnati Bell Inc. (a)	69	537
Cinemark Holdings Inc.	6	221
Clear Channel Outdoor Holdings Inc. - Class A	7	34
Cogent Communications Group Inc.	19	853
Comcast Corp. - Class A	140	4,770
comScore Inc. (a)	4	52
Consolidated Communications Holdings Inc. (b)	62	614
Discovery Inc. - Class A (a) (b)	8	210
Discovery Inc. - Class C (a)	16	365
DISH Network Corp. - Class A (a)	12	299
Electronic Arts Inc. (a)	15	1,196
Emerald Expositions Events Inc.	3	38
Entercom Communications Corp. - Class A (b)	10	56
Entravision Communications Corp. - Class A	11	31
EW Scripps Co. - Class A	4	60
Facebook Inc. - Class A (a)	109	14,309
Frontier Communications Corp. (b)	234	556
Gannett Co. Inc.	9	73
GCI Liberty Inc. - Class A (a)	5	215
Globalstar Inc. (a) (b)	1,507	964
Glu Mobile Inc. (a)	9	73
Gogo Inc. (a) (b)	8	24
Gray Television Inc. (a)	6	85
Hemisphere Media Group Inc. - Class A (a)	3	32
IAC/InterActiveCorp. (a)	4	714
IMAX Corp. (a)	4	76
Interpublic Group of Cos. Inc.	20	408
Iridium Communications Inc. (a)	40	731
John Wiley & Sons Inc. - Class A	3	133
Liberty Braves Group - Class A (a)	1	37
Liberty Braves Group - Class C (a)	3	68
Liberty Broadband Corp. - Class C (a)	5	397
Liberty Global Plc - Class A (a)	10	216
Liberty Global Plc - Class C (a)	26	546
Liberty Latin America Ltd. - Class A (a)	3	50
Liberty Latin America Ltd. - Class C (a)	7	105
Liberty Media Corp. - Class C (a)	11	330
Liberty SiriusXM Group - Class A (a)	5	185
Liberty SiriusXM Group - Class C (a)	9	339
Liberty TripAdvisor Holdings Inc. - Class A (a)	5	84
Lions Gate Entertainment Corp. - Class A	4	62
Lions Gate Entertainment Corp. - Class B	6	97
Live Nation Inc. (a)	8	374
Loral Space & Communications Inc. (a)	1	44
Madison Square Garden Co. - Class A (a)	1	252
Marcus Corp.	1	59
Meredith Corp. (b)	2	127

	Shares/Par[1]	Value ($)
MSG Networks Inc. - Class A (a)	4	91
National CineMedia Inc.	7	47
Netflix Inc. (a)	20	5,417
New Media Investment Group Inc.	4	52
New York Times Co. - Class A	7	167
News Corp. - Class A	21	235
NexStar Media Group Inc. - Class A (b)	3	204
NII Capital Corp. (a) (b)	9	38
Omnicom Group Inc.	11	820
ORBCOMM Inc. (a)	88	726
Pandora Media Inc. (a)	17	134
pdvWireless Inc. (a)	20	757
QuinStreet Inc. (a)	3	56
Rosetta Stone Inc. (a)	3	42
Scholastic Corp.	2	87
Shenandoah Telecommunications Co.	19	842
Sinclair Broadcast Group Inc. - Class A	5	123
Sirius XM Holdings Inc. (b)	80	460
Spok Holdings Inc.	56	744
Sprint Corp. (a)	170	990
Take-Two Interactive Software Inc. (a)	6	592
TechTarget Inc. (a)	3	33
Tegna Inc.	13	140
Telephone & Data Systems Inc.	28	910
T-Mobile US Inc. (a)	28	1,811
Tribune Media Co. - Class A	5	218
Tribune Publishing Co. (a)	3	30
TripAdvisor Inc. (a)	6	302
TrueCar Inc. (a)	6	54
Twenty-First Century Fox Inc. - Class A	52	2,485
Twenty-First Century Fox Inc. - Class B	22	1,048
Twitter Inc. (a)	34	978
US Cellular Corp. (a)	15	784
Verizon Communications Inc.	196	10,995
Viacom Inc. - Class B	18	462
Vonage Holdings Corp. (a)	86	751
Walt Disney Co.	47	5,155
WideOpenWest Inc. (a)	4	27
World Wrestling Entertainment Inc. - Class A	2	172
Yelp Inc. - Class A (a)	5	164
Zayo Group Holdings Inc. (a) (b)	42	962
Zillow Group Inc. - Class C (a) (b)	7	216
Zynga Inc. - Class A (a)	50	197
Total Common Stocks (cost $118,897)		110,902
SHORT TERM INVESTMENTS 3.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 2.31% (c) (d)	558	558
Securities Lending Collateral 3.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (c) (d)	3,329	3,329
Treasury Securities 0.1%
U.S. Treasury Bill
2.40%, 03/07/19 (e) (f)	75	75
Total Short Term Investments (cost $3,962)		3,962
Total Investments 103.0% (cost $122,859)		114,864
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (3.0)%		(3,317)
Total Net Assets 100.0%		111,552

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

JNL/Mellon Capital Telecommunications Sector Fund — Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	5	March 2019	639	5	(12)

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the investment Adviser and Administrator for the JNL Government Money Market Fund. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the year ended December 31, 2018. The following table details the investments held during the year ended December 31, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Capital Consumer Discretionary Sector Fund	1,992	164,910	166,902	45	—	—
JNL/Mellon Capital Dow Index Fund	29,422	155,665	173,855	198	11,232	1.4
JNL/Mellon Capital Energy Sector Fund	4,668	128,835	126,945	29	6,558	0.6
JNL/Mellon Capital Financial Sector Fund	6,827	152,570	158,208	48	1,189	0.1
JNL/Mellon Capital Healthcare Sector Fund	2,081	248,147	228,752	118	21,476	0.7
JNL/Mellon Capital Information Technology Sector Fund	1,220	327,203	317,196	169	11,227	0.5
JNL/Mellon Capital JNL 5 Fund	5,876	244,869	246,852	61	3,893	0.1
JNL/Mellon Capital MSCI World Index Fund	3,183	36,447	35,998	38	3,632	1.2
JNL/Mellon Capital Nasdaq 100 Index Fund	37,173	512,644	520,518	646	29,299	1.2
JNL/Mellon Capital S&P SMid 60 Fund	2,732	102,989	103,937	30	1,784	0.4
JNL/Mellon Capital Telecommunications Sector Fund	396	34,894	34,732	11	558	0.5

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. or State Street Bank and Trust Company in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Funds receive income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. Prior to August 13, 2018, for the Funds for which JPMorgan Chase Bank, N.A. is the securities lending agent, the cash collateral was invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser, and for the Funds for which State Street Bank and Trust Company is the securities lending agent, the cash collateral was invested in the State Street Navigator Securities Lending Trust. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the year ended December 31, 2018.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

Currency:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ADR - American Depositary Receipt
ASX - Australian Stock Exchange
FTSE - Financial Times and the London Stock Exchange
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
S&P - Standard & Poor's
SPI - Schedule Performance Index

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	MSC - Morgan Stanley & Co. Inc.
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
HSB - HSBC Securities Inc.	UBS - UBS Securities LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2018. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2018

	JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Capital JNL 5 Fund
Assets
Investments - unaffiliated, at value	$1,130,228	$774,317	$1,082,205	$1,162,532	$3,064,057	$2,400,263	$2,915,030
Investments - affiliated, at value	44,860	11,232	32,800	31,685	78,728	47,560	74,914
Forward foreign currency contracts	—	—	—	—	—	—	17
Variation margin on futures/futures options contracts	14	132	26	31	78	51	62
Cash	—	1	5	5	166	7	1,058
Receivable from:
Investment securities sold	3,028	—	—	—	—	—	—
Fund shares sold	1,388	562	2,025	1,451	2,718	3,751	813
Dividends and interest	459	512	1,128	1,770	2,477	791	4,846
Total assets	1,179,977	786,756	1,118,189	1,197,474	3,148,224	2,452,423	2,996,740
Liabilities
Cash overdraft	1,376	—	—	—	—	—	—
Foreign currency overdraft	—	—	—	—	—	—	153
Variation margin on futures/futures options contracts	—	—	—	—	1	—	2
Payable for:
Investment securities purchased	—	—	4,380	—	14,972	4,372	—
Return of securities loaned	44,860	—	26,242	14,150	57,252	36,333	71,021
Fund shares redeemed	1,466	1,106	1,220	2,005	3,555	3,978	3,101
Advisory fees	180	127	177	188	463	373	445
Administrative fees	150	103	147	157	398	320	383
12b-1 fees (Class A)	72	50	70	75	195	153	173
Board of managers fees	25	36	57	29	71	48	317
Chief compliance officer fees	1	1	1	1	4	3	3
Other expenses	58	117	64	63	149	127	206
Total liabilities	48,188	1,540	32,358	16,668	77,060	45,707	75,804
Net assets	$1,131,789	$785,216	$1,085,831	$1,180,806	$3,071,164	$2,406,716	$2,920,936
Net assets consist of:
Paid-in capital(a)	$1,035,839	$615,800	$1,503,398	$1,133,980	$2,641,401	$1,920,783	$2,732,002
Total distributable earnings (loss)(a)	95,950	169,416	(417,567)	46,826	429,763	485,933	188,934
Net assets	$1,131,789	$785,216	$1,085,831	$1,180,806	$3,071,164	$2,406,716	$2,920,936
Net assets - Class A	$1,129,094	$783,970	$1,083,379	$1,176,710	$3,063,593	$2,398,384	$2,701,778
Shares outstanding - Class A	56,316	29,533	53,789	102,108	116,763	160,276	196,544
Net asset value per share - Class A	$20.05	$26.55	$20.14	$11.52	$26.24	$14.96	$13.75
Net assets - Class I	$2,695	$1,246	$2,452	$4,096	$7,571	$8,332	$219,158
Shares outstanding - Class I	132	47	120	354	287	545	15,886
Net asset value per share - Class I	$20.45	$26.67	$20.49	$11.56	$26.38	$15.28	$13.80
Investments - unaffiliated, at cost	$1,017,410	$604,616	$1,440,221	$1,095,283	$2,588,878	$1,864,414	$3,113,533
Investments - affiliated, at cost	44,860	11,232	32,800	30,925	78,728	47,560	74,914
Securities on loan included in
investments - unaffiliated, at value	47,500	—	29,428	15,652	64,066	43,468	111,843

(a)

For funds structured as partnerships, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2018

	JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital Nasdaq 100 Index Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital Tele-communications Sector Fund
Assets
Investments - unaffiliated, at value	$301,884	$2,422,859	$418,371	$110,977
Investments - affiliated, at value	6,628	38,175	37,319	3,887
Forward foreign currency contracts	15	—	—	—
Variation margin on futures/futures options contracts	24	198	13	5
Cash	135	246	260	3
Foreign currency	291	—	—	—
Receivable from:
Fund shares sold	67	3,469	1,206	142
Dividends and interest	510	1,586	451	87
Total assets	309,554	2,466,533	457,620	115,101
Liabilities
Forward foreign currency contracts	9	—	—	—
Variation margin on futures/futures options contracts	2	—	—	—
Payable for:
Investment securities purchased	—	—	1,090	—
Return of securities loaned	2,200	8,876	35,535	3,329
Fund shares redeemed	228	2,943	432	165
Advisory fees	52	378	72	22
Administrative fees	40	324	57	15
12b-1 fees (Class A)	20	156	27	7
Board of managers fees	37	42	23	6
Chief compliance officer fees	—	3	—	—
Other expenses	33	275	79	5
Total liabilities	2,621	12,997	37,315	3,549
Net assets	$306,933	$2,453,536	$420,305	$111,552
Net assets consist of:
Paid-in capital	$316,172	$2,086,941	$544,484	$122,698
Total distributable earnings (loss)	(9,239)	366,595	(124,179)	(11,146)
Net assets	$306,933	$2,453,536	$420,305	$111,552
Net assets - Class A	$305,422	$2,442,353	$419,116	$111,155
Shares outstanding - Class A	13,810	108,490	75,232	9,725
Net asset value per share - Class A	$22.12	$22.51	$5.57	$11.43
Net assets - Class I	$1,511	$11,183	$1,189	$397
Shares outstanding - Class I	68	756	219	37
Net asset value per share - Class I	$22.19	$14.79	$5.43	$10.63
Investments - unaffiliated, at cost	$318,690	$2,030,285	$545,008	$118,972
Investments - affiliated, at cost	6,794	38,175	37,319	3,887
Foreign currency cost	290	—	—	—
Securities on loan included in
investments - unaffiliated, at value	3,367	20,815	37,711	3,348

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Capital JNL 5 Fund
Investment income
Dividends (a)	$15,803	$19,054	$39,015	$30,493	$45,952	$31,941	$98,814
Foreign taxes withheld	(1)	—	—	(4)	—	—	(986)
Interest	2	12	3	4	8	10	13
Securities lending (a)	468	—	310	83	704	336	975
Total investment income	16,272	19,066	39,328	30,576	46,664	32,287	98,816

Expenses
Advisory fees	2,234	1,553	2,579	2,601	5,419	4,682	6,085
Administrative fees	1,865	1,264	2,170	2,189	4,660	4,026	5,202
12b-1 fees (Class A)	3,696	2,527	4,332	4,370	9,322	8,038	9,829
Licensing fees paid to third parties	104	153	122	122	262	225	258
Legal fees	6	4	7	7	16	13	17
Board of managers fees	16	10	18	18	39	34	44
Chief compliance officer fees	2	1	2	2	5	5	5
Other expenses	16	10	18	17	34	28	43
Total expenses	7,939	5,522	9,248	9,326	19,757	17,051	21,483
Expense waiver	(6)	—	(1)	(1)	(9)	(2)	—
Net expenses	7,933	5,522	9,247	9,325	19,748	17,049	21,483
Net investment income (loss)	8,339	13,544	30,081	21,251	26,916	15,238	77,333

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	103,786	14,623	2,106	53,048	110,319	255,521	368,408
Investments - affiliated	—	—	—	760	—	—	—
Foreign currency	—	—	—	—	—	—	13
Forward foreign currency contracts	—	—	—	—	—	—	(41)
Futures/futures options contracts	(157)	(2,408)	(333)	(348)	(836)	(1,678)	(454)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(134,469)	(59,132)	(312,153)	(269,582)	4,786	(309,635)	(754,730)
Investments - affiliated	—	—	—	(3,240)	—	—	—
Foreign currency	—	—	—	—	—	—	(53)
Forward foreign currency contracts	—	—	—	—	—	—	(2)
Futures/futures options contracts	(7)	(267)	(95)	(57)	378	(282)	(141)
Net realized and unrealized gain (loss)	(30,847)	(47,184)	(310,475)	(219,419)	114,647	(56,074)	(387,000)
Change in net assets from operations	$(22,508)	$(33,640)	$(280,394)	$(198,168)	$141,563	$(40,836)	$(309,667)
(a) Affiliated income	$513	$198	$339	$517	$822	$505	$332

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital Nasdaq 100 Index Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital Tele-communications Sector Fund
Investment income
Dividends (a)	$8,642	$28,342	$8,342	$3,842
Foreign taxes withheld	(220)	(18)	(4)	—
Interest	4	33	2	1
Securities lending (a)	66	373	1,238	282
Total investment income	8,492	28,730	9,578	4,125

Expenses
Advisory fees	681	4,502	1,033	241
Administrative fees	530	3,866	823	163
12b-1 fees (Class A)	1,058	7,712	1,644	326
Licensing fees paid to third parties	71	1,031	100	9
Legal fees	2	13	3	1
Board of managers fees	4	33	7	1
Chief compliance officer fees	—	5	1	—
Other expenses	5	24	15	2
Total expenses	2,351	17,186	3,626	743
Expense waiver	—	(3)	(1)	—
Net expenses	2,351	17,183	3,625	743
Net investment income (loss)	6,141	11,547	5,953	3,382

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	2,505	43,538	4,738	2,546
Investments - affiliated	2	—	—	—
Foreign currency	(50)	—	—	—
Forward foreign currency contracts	(55)	—	—	—
Futures/futures options contracts	(274)	(1,746)	(194)	(98)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(37,252)	(112,453)	(138,492)	(13,423)
Investments - affiliated	(236)	—	—	—
Foreign currency	(5)	—	—	—
Forward foreign currency contracts	(10)	—	—	—
Futures/futures options contracts	(61)	1,241	6	(12)
Net realized and unrealized gain (loss)	(35,436)	(69,420)	(133,942)	(10,987)
Change in net assets from operations	$(29,295)	$(57,873)	$(127,989)	$(7,605)
(a) Affiliated income	$75	$725	$317	$293

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Capital JNL 5 Fund
Operations
Net investment income (loss)	$8,339	$13,544	$30,081	$21,251	$26,916	$15,238	$77,333
Net realized gain (loss)	103,629	12,215	1,773	53,460	109,483	253,843	367,926
Net change in unrealized appreciation
(depreciation)	(134,476)	(59,399)	(312,248)	(272,879)	5,164	(309,917)	(754,926)
Change in net assets from operations	(22,508)	(33,640)	(280,394)	(198,168)	141,563	(40,836)	(309,667)
Distributions to shareholders
From distributable earnings
Class A	(30,309)	—	(39,936)	(54,294)	(76,726)	(41,314)	(71,380)
Class I	(60)	—	(88)	(183)	(145)	(122)	(6,292)
Total distributions to shareholders	(30,369)	—	(40,024)	(54,477)	(76,871)	(41,436)	(77,672)
Share transactions[1]
Proceeds from the sale of shares
Class A	377,984	275,299	263,531	352,461	604,831	763,769	157,391
Class I	7,791	1,700	2,587	5,375	13,842	9,654	27,582
Reinvestment of distributions
Class A	30,309	—	39,936	54,294	76,726	41,314	71,380
Class I	60	—	88	183	145	122	6,292
Cost of shares redeemed
Class A	(336,066)	(288,496)	(416,190)	(452,653)	(663,454)	(687,610)	(703,584)
Class I	(25,199)	(384)	(731)	(1,277)	(35,058)	(1,547)	(72,672)
Change in net assets from
share transactions	54,879	(11,881)	(110,779)	(41,617)	(2,968)	125,702	(513,611)
Change in net assets	2,002	(45,521)	(431,197)	(294,262)	61,724	43,430	(900,950)
Net assets beginning of year	1,129,787	830,737	1,517,028	1,475,068	3,009,440	2,363,286	3,821,886
Net assets end of year	$1,131,789	$785,216	$1,085,831	$1,180,806	$3,071,164	$2,406,716	$2,920,936

[1]Share transactions
Shares sold
Class A	16,800	9,745	10,137	25,392	22,005	45,369	10,134
Class I	347	60	97	387	508	561	1,733
Reinvestment of distributions
Class A	1,427	—	1,677	4,336	2,832	2,550	4,879
Class I	3	—	4	14	5	8	429
Shares redeemed
Class A	(15,315)	(10,247)	(16,090)	(33,363)	(24,469)	(41,951)	(44,979)
Class I	(1,079)	(14)	(28)	(96)	(1,255)	(93)	(4,551)
Change in shares
Class A	2,912	(502)	(4,276)	(3,635)	368	5,968	(29,966)
Class I	(729)	46	73	305	(742)	476	(2,389)
Purchases and sales of long term
investments
Purchase of securities	$474,593	$52,916	$94,407	$86,899	$304,107	$766,882	$2,106,553
Proceeds from sales of securities	$442,218	$56,904	$214,859	$157,460	$365,956	$680,045	$2,613,930

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital Nasdaq 100 Index Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital Tele-communications Sector Fund
Operations
Net investment income (loss)	$6,141	$11,547	$5,953	$3,382
Net realized gain (loss)	2,128	41,792	4,544	2,448
Net change in unrealized appreciation
(depreciation)	(37,564)	(111,212)	(138,486)	(13,435)
Change in net assets from operations	(29,295)	(57,873)	(127,989)	(7,605)
Distributions to shareholders
From distributable earnings
Class A	(48,648)	(24,980)	(106,823)	(18,833)
Class I	(203)	(183)	(257)	(68)
Total distributions to shareholders	(48,851)	(25,163)	(107,080)	(18,901)
Share transactions[1]
Proceeds from the sale of shares
Class A	53,808	931,877	155,653	42,091
Class I	1,928	15,777	1,238	476
Reinvestment of distributions
Class A	48,648	24,980	106,823	18,833
Class I	203	183	257	68
Cost of shares redeemed
Class A	(87,768)	(617,509)	(189,937)	(42,296)
Class I	(287)	(4,283)	(188)	(148)
Change in net assets from
share transactions	16,532	351,025	73,846	19,024
Change in net assets	(61,614)	267,989	(161,223)	(7,482)
Net assets beginning of year	368,547	2,185,547	581,528	119,034
Net assets end of year	$306,933	$2,453,536	$420,305	$111,552

[1]Share transactions
Shares sold
Class A	1,950	37,056	17,877	3,106
Class I	70	954	151	36
Reinvestment of distributions
Class A	2,081	1,033	16,284	1,554
Class I	9	11	40	6
Shares redeemed
Class A	(3,134)	(25,124)	(22,441)	(3,112)
Class I	(12)	(260)	(24)	(11)
Change in shares
Class A	897	12,965	11,720	1,548
Class I	67	705	167	31
Purchases and sales of long term
investments
Purchase of securities	$5,625	$523,542	$488,430	$122,792
Proceeds from sales of securities	$33,735	$173,696	$514,089	$119,547

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Mellon Capital Consumer Discretionary Sector Fund(a)	JNL/Mellon Capital Dow Index Fund(b)	JNL/Mellon Capital Energy Sector Fund(a)	JNL/Mellon Capital Financial Sector Fund(a)	JNL/Mellon Capital Healthcare Sector Fund(a)	JNL/Mellon Capital Information Technology Sector Fund(a)	JNL/Mellon Capital JNL 5 Fund(a)
Operations
Net investment income (loss)	$8,347	$11,552	$31,121	$17,107	$25,176	$12,132	$78,298
Net realized gain (loss)	21,705	5,069	9,783	43,292	51,669	30,590	349,220
Net change in unrealized appreciation
(depreciation)	173,922	152,298	(115,741)	169,889	482,924	545,007	147,674
Change in net assets from operations	203,974	168,919	(74,837)	230,288	559,769	587,729	575,192
Distributions to shareholders
From net investment income
Class A	(11,841)	—	(31,787)	(12,021)	(24,872)	(12,404)	(76,388)
Class I	(5)	—	(27)	(5)	(11)	(5)	(279)
From net realized gains
Class A	(59,054)	—	—	(47,301)	(188,696)	(42,886)	—
Class I	(20)	—	—	(19)	(69)	(14)	—
Total distributions to shareholders	(70,920)	—	(31,814)	(59,346)	(213,648)	(55,309)	(76,667)
Share transactions[1]
Proceeds from the sale of shares
Class A	272,406	266,232	287,930	535,310	550,936	733,962	209,281
Class I(c)	18,444	16	357	282	26,325	590	272,897
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	564,364
Class I	—	—	—	—	—	—	526
Reinvestment of distributions
Class A	70,895	—	31,787	59,322	213,568	55,290	76,388
Class I	25	—	27	24	80	19	279
Cost of shares redeemed
Class A(c)	(272,210)	(162,421)	(548,287)	(392,203)	(642,921)	(418,162)	(992,460)
Class I	(2,210)	—	(483)	(263)	(1,382)	(207)	(19,845)
Change in net assets from
share transactions	87,350	103,827	(228,669)	202,472	146,606	371,492	111,430
Change in net assets	220,404	272,746	(335,320)	373,414	492,727	903,912	609,955
Net assets beginning of year	909,383	557,991	1,852,348	1,101,654	2,516,713	1,459,374	3,211,931
Net assets end of year	$1,129,787	$830,737	$1,517,028	$1,475,068	$3,009,440	$2,363,286	$3,821,886
Undistributed (excess of distributions
over) net investment income (loss)	$8,651	$—	$33,229	$17,094	$15,066	$12,225	$80,234

[1]Share transactions
Shares sold
Class A	13,748	11,009	11,551	41,794	21,856	54,346	14,663
Class I(c)	953	1	14	22	1,042	41	18,645
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	40,639
Class I	—	—	—	—	—	—	38
Reinvestment of distributions
Class A	3,751	—	1,336	4,704	8,465	3,916	5,253
Class I	1	—	1	2	3	1	19
Shares redeemed
Class A(c)	(13,809)	(6,724)	(22,115)	(30,711)	(25,708)	(30,510)	(68,833)
Class I	(108)	—	(19)	(21)	(54)	(15)	(1,332)
Change in shares
Class A	3,690	4,285	(9,228)	15,787	4,613	27,752	(8,278)
Class I	846	1	(4)	3	991	27	17,370

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 7 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Mellon Capital MSCI World Index Fund(a)	JNL/Mellon Capital Nasdaq 100 Index Fund(b)	JNL/Mellon Capital S&P SMid 60 Fund(b)	JNL/Mellon Capital Tele-communications Sector Fund(b)
Operations
Net investment income (loss)	$12,059	$8,571	$5,343	$4,187
Net realized gain (loss)	44,372	16,321	100,905	14,009
Net change in unrealized appreciation
(depreciation)	11,711	420,208	(136,346)	(13,948)
Change in net assets from operations	68,142	445,100	(30,098)	4,248
Distributions to shareholders
From net investment income
Class A	—	(5,938)	(4,036)	(4,202)
Class I	—	(3)	(4)	(3)
From net realized gains
Class A	—	(33,291)	(2,779)	(4,917)
Class I	—	(12)	(2)	(3)
Total distributions to shareholders	—	(39,244)	(6,821)	(9,125)
Share transactions[1]
Proceeds from the sale of shares
Class A	52,706	1,012,383	187,575	16,148
Class I(c)	25	542	305	45
Reinvestment of distributions
Class A	—	39,229	6,815	9,119
Class I	—	15	6	6
Cost of shares redeemed
Class A(c)	(90,028)	(404,361)	(396,999)	(44,688)
Class I	—	(155)	(577)	(55)
Change in net assets from
share transactions	(37,297)	647,653	(202,875)	(19,425)
Change in net assets	30,845	1,053,509	(239,794)	(24,302)
Net assets beginning of year	337,702	1,132,038	821,322	143,336
Net assets end of year	$368,547	$2,185,547	$581,528	$119,034
Undistributed (excess of distributions
over) net investment income (loss)	$11,950	$8,546	$5,326	$5,088

[1]Share transactions
Shares sold
Class A	2,046	49,182	20,651	1,081
Class I(c)	1	38	33	3
Reinvestment of distributions
Class A	—	1,832	803	628
Class I	—	1	1	1
Shares redeemed
Class A(c)	(3,480)	(19,572)	(44,636)	(2,988)
Class I	—	(11)	(64)	(4)
Change in shares
Class A	(1,434)	31,442	(23,182)	(1,279)
Class I	1	28	(30)	—

(a)	Effective September 25, 2017, Class I shares were offered by the Fund.
(b)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 7 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)

JNL/Mellon Capital Consumer Discretionary Sector Fund(g)
Class A
12/31/18		20.81	0.15	(0.37)	(0.22)	(0.15)	(0.39)	20.05	(1.22)	1,129,094	36	0.64	0.64	0.67
12/31/17		18.29	0.16	3.74	3.90	(0.23)	(1.15)	20.81	22.10	1,111,519	8	0.64	0.64	0.81
12/31/16		17.87	0.21	0.86	1.07	(0.13)	(0.52)	18.29	6.16	909,097	13	0.65	0.65	1.19
12/31/15		18.16	0.16	0.93	1.09	(0.08)	(1.30)	17.87	5.90	987,578	12	0.65	0.65	0.85
12/31/14		17.25	0.13	1.72	1.85	(0.10)	(0.84)	18.16	10.81	550,913	43	0.66	0.66	0.76

Class I
12/31/18		21.21	0.22	(0.38)	(0.16)	(0.21)	(0.39)	20.45	(0.91)	2,695	36	0.29	0.34	0.99
12/31/17	‡	18.60	0.22	3.81	4.03	(0.27)	(1.15)	21.21	22.44	18,268	8	0.31	0.36	1.08
12/31/16		18.16	0.25	0.87	1.12	(0.15)	(0.52)	18.60	6.34	286	13	0.45	0.45	1.37
12/31/15		18.41	0.20	0.95	1.15	(0.10)	(1.30)	18.16	6.14	305	12	0.45	0.45	1.04
12/31/14		17.47	0.17	1.73	1.90	(0.12)	(0.84)	18.41	11.00	184	43	0.46	0.46	0.97

JNL/Mellon Capital Dow Index Fund(g)
Class A
12/31/18		27.66	0.45	(1.56)	(1.11)	—	—	26.55	(4.01)	783,970	6	0.66	0.66	1.61
12/31/17		21.67	0.41	5.58	5.99	—	—	27.66	27.64	830,721	1	0.66	0.66	1.71
12/31/16		18.71	0.39	2.57	2.96	—	—	21.67	15.82	557,991	6	0.66	0.66	2.01
12/31/15		18.83	0.55	(0.67)	(0.12)	—	—	18.71	(0.64)	495,176	115	0.66	0.66	2.93
12/31/14		17.15	0.50	1.18	1.68	—	—	18.83	9.80	580,759	24	0.67	0.67	2.79

Class I
12/31/18		27.69	0.56	(1.58)	(1.02)	—	—	26.67	(3.68)	1,246	6	0.31	0.36	1.98
12/31/17	‡‡	24.91	0.12	2.66	2.78	—	—	27.69	11.16	16	1	0.31	0.35	1.65

JNL/Mellon Capital Energy Sector Fund(g)
Class A
12/31/18		26.10	0.54	(5.75)	(5.21)	(0.75)	—	20.14	(20.40)	1,083,379	7	0.64	0.64	2.08
12/31/17		27.51	0.50	(1.37)	(0.87)	(0.54)	—	26.10	(2.98)	1,515,787	7	0.64	0.64	2.02
12/31/16		22.03	0.51	5.45	5.96	(0.48)	—	27.51	27.21	1,850,929	7	0.64	0.64	2.10
12/31/15		30.04	0.65	(7.56)	(6.91)	(0.41)	(0.69)	22.03	(23.26)	1,177,533	3	0.64	0.64	2.36
12/31/14		34.53	0.57	(4.13)	(3.56)	(0.39)	(0.54)	30.04	(10.36)	1,213,723	14	0.65	0.65	1.61

Class I
12/31/18		26.52	0.65	(5.86)	(5.21)	(0.82)	—	20.49	(20.13)	2,452	7	0.29	0.34	2.47
12/31/17	‡	27.93	0.57	(1.39)	(0.82)	(0.59)	—	26.52	(2.73)	1,241	7	0.40	0.42	2.26
12/31/16		22.35	0.57	5.53	6.10	(0.52)	—	27.93	27.47	1,419	7	0.44	0.44	2.32
12/31/15		30.46	0.71	(7.67)	(6.96)	(0.46)	(0.69)	22.35	(23.11)	1,081	3	0.44	0.44	2.54
12/31/14		34.99	0.64	(4.18)	(3.54)	(0.45)	(0.54)	30.46	(10.18)	1,527	14	0.45	0.45	1.81

JNL/Mellon Capital Financial Sector Fund(g)
Class A
12/31/18		13.94	0.20	(2.09)	(1.89)	(0.17)	(0.36)	11.52	(13.87)	1,176,710	6	0.64	0.64	1.46
12/31/17		12.24	0.17	2.13	2.30	(0.12)	(0.48)	13.94	19.32	1,474,386	9	0.64	0.64	1.32
12/31/16		10.43	0.18	2.22	2.40	(0.17)	(0.42)	12.24	24.10	1,101,086	37	0.65	0.65	1.70
12/31/15		11.20	0.19	(0.31)	(0.12)	(0.12)	(0.53)	10.43	(1.12)	709,127	13	0.65	0.65	1.69
12/31/14		10.22	0.15	1.18	1.33	(0.09)	(0.26)	11.20	13.06	596,274	21	0.66	0.66	1.44

Class I
12/31/18		13.97	0.26	(2.11)	(1.85)	(0.20)	(0.36)	11.56	(13.57)	4,096	6	0.29	0.34	1.91
12/31/17	‡	12.25	0.20	2.14	2.34	(0.14)	(0.48)	13.97	19.60	682	9	0.40	0.41	1.57
12/31/16		10.44	0.20	2.22	2.42	(0.19)	(0.42)	12.25	24.32	568	37	0.45	0.45	1.90
12/31/15		11.20	0.21	(0.31)	(0.10)	(0.13)	(0.53)	10.44	(0.88)	356	13	0.45	0.45	1.86
12/31/14		10.21	0.17	1.19	1.36	(0.11)	(0.26)	11.20	13.32	393	21	0.46	0.46	1.62

JNL/Mellon Capital Healthcare Sector Fund(g)
Class A
12/31/18		25.63	0.23	1.06	1.29	(0.25)	(0.43)	26.24	4.95	3,063,593	10	0.63	0.63	0.86
12/31/17		22.51	0.22	4.85	5.07	(0.23)	(1.72)	25.63	22.63	2,982,947	6	0.64	0.64	0.89
12/31/16		25.61	0.22	(1.17)	(0.95)	(0.45)	(1.70)	22.51	(3.82)	2,515,843	7	0.64	0.64	0.92
12/31/15		25.09	0.21	1.41	1.62	(0.11)	(0.99)	25.61	6.58	3,162,298	15	0.64	0.64	0.78
12/31/14		20.32	0.20	4.91	5.11	(0.11)	(0.23)	25.09	25.14	2,040,005	18	0.65	0.65	0.89

Class I
12/31/18		25.75	0.32	1.07	1.39	(0.33)	(0.43)	26.38	5.29	7,571	10	0.28	0.33	1.19
12/31/17	‡	22.60	0.30	4.85	5.15	(0.28)	(1.72)	25.75	22.91	26,493	6	0.31	0.36	1.16
12/31/16		25.72	0.27	(1.18)	(0.91)	(0.51)	(1.70)	22.60	(3.67)	870	7	0.44	0.44	1.12
12/31/15		25.16	0.26	1.43	1.69	(0.14)	(0.99)	25.72	6.82	1,117	15	0.44	0.44	0.97
12/31/14		20.35	0.25	4.92	5.17	(0.13)	(0.23)	25.16	25.39	1,106	18	0.45	0.45	1.09

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)
JNL/Mellon Capital Information Technology Sector Fund(g)
Class A
12/31/18		15.31	0.10	(0.20)	(0.10)	(0.07)	(0.18)	14.96	(0.76)	2,398,384	26	0.64	0.64	0.57
12/31/17		11.53	0.08	4.07	4.15	(0.08)	(0.29)	15.31	36.31	2,362,209	4	0.64	0.64	0.61
12/31/16		10.43	0.10	1.28	1.38	(0.08)	(0.21)	11.53	13.30	1,458,878	13	0.64	0.64	0.92
12/31/15		10.77	0.09	0.40	0.49	(0.06)	(0.77)	10.43	4.41	1,278,843	7	0.64	0.64	0.82
12/31/14		9.12	0.10	1.78	1.88	(0.06)	(0.17)	10.77	20.61	975,364	29	0.66	0.66	0.97

Class I
12/31/18		15.60	0.17	(0.21)	(0.04)	(0.10)	(0.18)	15.28	(0.38)	8,332	26	0.29	0.34	0.96
12/31/17	‡	11.73	0.12	4.14	4.26	(0.10)	(0.29)	15.60	36.62	1,077	4	0.39	0.40	0.84
12/31/16		10.61	0.12	1.30	1.42	(0.09)	(0.21)	11.73	13.44	496	13	0.44	0.44	1.13
12/31/15		10.92	0.11	0.43	0.54	(0.08)	(0.77)	10.61	4.75	405	7	0.44	0.44	1.02
12/31/14		9.24	0.12	1.80	1.92	(0.07)	(0.17)	10.92	20.79	402	29	0.46	0.46	1.17

JNL/Mellon Capital JNL 5 Fund(g)
Class A
12/31/18		15.61	0.34	(1.84)	(1.50)	(0.36)	—	13.75	(9.73)	2,701,778	60	0.63	0.63	2.16
12/31/17		13.63	0.32	1.97	2.29	(0.31)	—	15.61	16.93	3,535,728	89	0.63	0.63	2.20
12/31/16		12.46	0.30	1.20	1.50	(0.33)	—	13.63	12.18	3,199,574	74	0.64	0.64	2.30
12/31/15		13.21	0.30	(0.70)	(0.40)	(0.35)	—	12.46	(3.02)	3,278,583	74	0.64	0.64	2.26
12/31/14		12.11	0.33	1.04	1.37	(0.27)	—	13.21	11.32	3,461,552	65	0.64	0.64	2.65

Class I
12/31/18		15.66	0.39	(1.85)	(1.46)	(0.40)	—	13.80	(9.46)	219,158	60	0.33	0.33	2.47
12/31/17	‡	13.66	0.32	2.01	2.33	(0.33)	—	15.66	17.24	286,158	89	0.35	0.35	2.14
12/31/16		12.49	0.32	1.21	1.53	(0.36)	—	13.66	12.40	12,357	74	0.44	0.44	2.50
12/31/15		13.25	0.32	(0.70)	(0.38)	(0.38)	—	12.49	(2.88)	11,596	74	0.44	0.44	2.46
12/31/14		12.14	0.35	1.06	1.41	(0.30)	—	13.25	11.59	11,465	65	0.44	0.44	2.83

JNL/Mellon Capital MSCI World Index Fund(g)
Class A
12/31/18		28.54	0.49	(2.79)	(2.30)	(1.02)	(3.10)	22.12	(8.84)	305,422	2	0.67	0.67	1.74
12/31/17		23.54	0.88	4.12	5.00	—	—	28.54	21.24	368,521	142	0.66	0.66	3.41
12/31/16		22.01	0.87	0.66	1.53	—	—	23.54	6.95	337,702	5	0.66	0.66	3.86
12/31/15		23.99	0.87	(2.85)	(1.98)	—	—	22.01	(8.25)	353,629	125	0.69	0.69	3.65
12/31/14		21.64	1.42	0.93	2.35	—	—	23.99	10.86	382,929	29	0.70	0.70	6.50

Class I
12/31/18		28.59	0.53	(2.74)	(2.21)	(1.09)	(3.10)	22.19	(8.52)	1,511	2	0.32	0.37	1.94
12/31/17	‡‡	26.99	0.11	1.49	1.60	—	—	28.59	5.93	26	142	0.33	0.38	1.39

JNL/Mellon Capital Nasdaq 100 Index Fund(g)
Class A
12/31/18		22.87	0.11	(0.24)	(0.13)	(0.07)	(0.16)	22.51	(0.64)	2,442,353	7	0.67	0.67	0.45
12/31/17		17.66	0.10	5.53	5.63	(0.06)	(0.36)	22.87	32.09	2,184,775	6	0.67	0.67	0.49
12/31/16		18.93	0.12	1.37	1.49	(0.19)	(2.56)	17.66	7.94	1,131,773	148	0.68	0.68	0.63
12/31/15		21.29	0.22	0.08	0.30	(0.11)	(2.55)	18.93	1.43	886,744	85	0.68	0.68	1.04
12/31/14		19.00	0.12	3.40	3.52	(0.04)	(1.19)	21.29	18.44	1,007,193	55	0.68	0.68	0.61

Class I
12/31/18		15.08	0.14	(0.16)	(0.02)	(0.11)	(0.16)	14.79	(0.27)	11,183	7	0.32	0.37	0.83
12/31/17	‡	11.75	0.10	3.68	3.78	(0.09)	(0.36)	15.08	32.42	772	6	0.42	0.44	0.74
12/31/16		13.46	0.11	0.97	1.08	(0.23)	(2.56)	11.75	8.18	265	148	0.48	0.48	0.83
12/31/15		15.90	0.21	0.05	0.26	(0.15)	(2.55)	13.46	1.65	248	85	0.48	0.48	1.31
12/31/14		14.44	0.13	2.58	2.71	(0.06)	(1.19)	15.90	18.67	542	55	0.48	0.48	0.82

JNL/Mellon Capital S&P SMid 60 Fund(g)
Class A
12/31/18		9.15	0.09	(1.93)	(1.84)	(0.17)	(1.57)	5.57	(22.96)	419,116	90	0.66	0.66	1.08
12/31/17		9.47	0.07	(0.29)	(0.22)	(0.06)	(0.04)	9.15	(2.21)	581,066	82	0.66	0.66	0.81
12/31/16		7.26	0.07	2.39	2.46	(0.07)	(0.18)	9.47	34.40	820,565	56	0.66	0.66	0.85
12/31/15		12.76	0.14	(0.67)	(0.53)	(0.32)	(4.65)	7.26	(5.05)	331,230	79	0.67	0.67	1.20
12/31/14		13.90	0.21	0.25	0.46	(0.09)	(1.51)	12.76	3.50	487,496	83	0.66	0.66	1.49

Class I
12/31/18		8.97	0.12	(1.90)	(1.78)	(0.19)	(1.57)	5.43	(22.73)	1,189	90	0.31	0.36	1.51
12/31/17	‡	9.27	0.09	(0.28)	(0.19)	(0.07)	(0.04)	8.97	(1.88)	462	82	0.43	0.44	1.01
12/31/16		7.12	0.08	2.33	2.41	(0.08)	(0.18)	9.27	34.42	757	56	0.46	0.46	1.06
12/31/15		12.63	0.17	(0.66)	(0.49)	(0.37)	(4.65)	7.12	(4.81)	335	79	0.47	0.47	1.41
12/31/14		13.77	0.24	0.25	0.49	(0.12)	(1.51)	12.63	3.79	455	83	0.46	0.46	1.73

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)
JNL/Mellon Capital Telecommunications Sector Fund(g)
Class A
12/31/18		14.55		0.43		(1.14)		(0.71)		(0.58)		(1.83)		11.43		(5.81)	111,155	110	0.68	0.68	3.10
12/31/17		15.15		0.49		0.04		0.53		(0.52)		(0.61)		14.55		3.53	118,950	27	0.68	0.68	3.24
12/31/16		13.39	(h)	0.47	(h)	2.57	(h)	3.04	(h)	(0.40)		(0.87)		15.15		23.55	143,245	24	0.68	0.68	3.18
12/31/15		14.01	(h)	0.40	(h)	(0.02)	(h)	0.38	(h)	(0.54)	(h)	(0.46)	(h)	13.39	(h)	2.73	115,618	21	0.68	0.68	2.82
12/31/14		13.64	(h)	0.44	(h)	0.32	(h)	0.76	(h)	(0.39)	(h)	—		14.01	(h)	5.52	134,685	56	0.68	0.68	3.12

Class I
12/31/18		13.69		0.38		(0.99)		(0.61)		(0.62)		(1.83)		10.63		(5.47)	397	110	0.33	0.38	3.01
12/31/17	‡	14.32		0.49		0.05		0.54		(0.56)		(0.61)		13.69		3.77	84	27	0.44	0.45	3.46
12/31/16		12.72	(h)	0.47	(h)	2.43	(h)	2.90	(h)	(0.43)		(0.87)		14.32		23.69	91	24	0.48	0.48	3.40
12/31/15		13.37	(h)	0.35	(h)	0.04	(h)	0.39	(h)	(0.58)	(h)	(0.46)	(h)	12.72	(h)	2.92	79	21	0.48	0.48	2.56
12/31/14		13.04	(h)	0.45	(h)	0.30	(h)	0.75	(h)	(0.42)	(h)	—		13.37	(h)	5.74	88	56	0.48	0.48	3.34

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because of the timing of income received in the Fund. Additionally, the net assets for Class I shares increased significantly in certain Funds after the Funds of Funds investment in the Underlying Fund was sold from Class A and purchased into Class I effective September 25, 2017.

(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)

The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)	On May 6, 2016, the Fund effected a 3 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

NOTE 1. ORGANIZATION

JNL Variable Fund LLC ("JNL Variable Fund" or “Company”) is an open-end management investment company, organized as a limited liability company under the laws of Delaware, by an operating agreement dated February 11, 1999, as amended and restated December 3, 2014. The Company is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”) and its shares are registered under the Securities Act of 1933, as amended ("1933 Act"). The JNL Variable Fund operates as a “series” fund, and at December 31, 2018, consisted of eleven (11) separate series, (each a “Fund”, and collectively, “Funds"). Each Fund is non-diversified for purposes of the 1940 Act. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds' prospectus.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Sub-Adviser are:

Fund:	Sub-Adviser:

JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital Dow Index Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital MSCI World Index Fund, JNL/Mellon Capital Nasdaq 100 Index Fund, JNL/Mellon Capital S&P SMid 60 Fund and JNL/Mellon Capital Telecommunications Sector Fund

BNY Mellon Asset Management North America Corporation

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Funds and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the regulated investment company ('"RIC") Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Company’s organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities will be required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has elected early adoption for the removal of the transfers between Level 1 and Level 2 disclosure and is currently evaluating the impact that the remainder of the ASU will have on the Funds’ financial statements.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

In August 2018, the SEC adopted Final Rule Release No. 33-10532, Disclosure Update and Simplification. The rule intends to simplify financial statement disclosures by removing duplicative, redundant or outdated disclosure requirements. The rule was effective November 5, 2018, and the Funds’ Statements of Assets and Liabilities and Statements of Changes in Net Assets for the year ended December 31, 2018 have been modified to conform to the rule.

NOTE 3. FASB ASC TOPIC 820, "FAIR VALUE MEASUREMENT"

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of December 31, 2018 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,130,096	—	—	—	1,130,096
Rights	—	—	3	—	3
Short Term Investments	44,860	129	—	—	44,989
	1,174,956	129	3	—	1,175,088
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(7)	—	—	—	(7)
	(7)	—	—	—	(7)
JNL/Mellon Capital Dow Index Fund
Assets - Securities
Common Stocks	773,580	—	—	—	773,580
Short Term Investments	11,232	737	—	—	11,969
	784,812	737	—	—	785,549
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(285)	—	—	—	(285)
	(285)	—	—	—	(285)
JNL/Mellon Capital Energy Sector Fund
Assets - Securities
Common Stocks	1,081,961	—	—	—	1,081,961
Short Term Investments	32,800	244	—	—	33,044
	1,114,761	244	—	—	1,115,005
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(95)	—	—	—	(95)
	(95)	—	—	—	(95)
JNL/Mellon Capital Financial Sector Fund
Assets - Securities
Common Stocks	1,178,608	—	—	—	1,178,608
Rights	—	—	1	—	1
Short Term Investments	15,339	269	—	—	15,608
	1,193,947	269	1	—	1,194,217

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Financial Sector Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(57)	—	—	—	(57)
	(57)	—	—	—	(57)
JNL/Mellon Capital Healthcare Sector Fund
Assets - Securities
Common Stocks	3,062,718	—	—	—	3,062,718
Short Term Investments	78,728	1,339	—	—	80,067
	3,141,446	1,339	—	—	3,142,785
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	378	—	—	—	378
	378	—	—	—	378
JNL/Mellon Capital Information Technology Sector Fund
Assets - Securities
Common Stocks	2,399,695	—	—	—	2,399,695
Short Term Investments	47,560	568	—	—	48,128
	2,447,255	568	—	—	2,447,823
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(282)	—	—	—	(282)
	(282)	—	—	—	(282)
JNL/Mellon Capital JNL 5 Fund
Assets - Securities
Common Stocks	2,554,530	359,957	—	—	2,914,487
Short Term Investments	74,914	543	—	—	75,457
	2,629,444	360,500	—	—	2,989,944
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	17	—	—	17
	—	17	—	—	17
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(204)	—	—	—	(204)
	(204)	—	—	—	(204)
JNL/Mellon Capital MSCI World Index Fund
Assets - Securities
Common Stocks	197,142	104,502	71	—	301,715
Preferred Stocks	578	123	—	—	701
Rights	5	—	—	—	5
Short Term Investments	5,832	259	—	—	6,091
	203,557	104,884	71	—	308,512
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1	—	—	—	1
Open Forward Foreign Currency Contracts	—	15	—	—	15
	1	15	—	—	16
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(66)	—	—	—	(66)
Open Forward Foreign Currency Contracts	—	(9)	—	—	(9)
	(66)	(9)	—	—	(75)
JNL/Mellon Capital Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	2,420,748	—	—	—	2,420,748
Short Term Investments	38,175	2,111	—	—	40,286
	2,458,923	2,111	—	—	2,461,034
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,324	—	—	—	1,324
	1,324	—	—	—	1,324
JNL/Mellon Capital S&P SMid 60 Fund
Assets - Securities
Common Stocks	418,271	—	—	—	418,271
Short Term Investments	37,319	100	—	—	37,419
	455,590	100	—	—	455,690
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(11)	—	—	—	(11)
	(11)	—	—	—	(11)
JNL/Mellon Capital Telecommunications Sector Fund
Assets - Securities
Common Stocks	110,902	—	—	—	110,902
Short Term Investments	3,887	75	—	—	3,962
	114,789	75	—	—	114,864
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(12)	—	—	—	(12)
	(12)	—	—	—	(12)

1Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general,

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of December 31, 2018, no investments were valued using the NAV per share practical expedient.

2 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the year for financial reporting purposes. There were no significant transfers into or out of Level 3 for the year. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at December 31, 2018.

NOTE 4. INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Prior to August 13, 2018, for the Funds for which JPM Chase is the securities lending agent, the cash collateral was invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser, and for the Funds for which State Street is the securities lending agent, the cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the 1940 Act. Effective August 13, 2018, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee for investment advisory services.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Foreign Securities Risk. Investing in securities of foreign companies or securities issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk. A Fund may concentrate its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Adviser and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange cleared derivative transactions such as futures. Exchange cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the FCM an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or Derivatives Clearing Organizations ("DCO"), variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. In the event of a default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund's assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on equities and indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

FASB ASC Topic 815, “Derivatives and Hedging”. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of December 31, 2018. Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of December 31, 2018. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the year ended December 31, 2018.

JNL/Mellon Capital JNL 5 Fund Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon Capital JNL 5 Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	17	—	17
[8] Variation margin on futures/futures options contracts	—	—	62	—	—	62
Total derivative instruments assets	—	—	62	17	—	79
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	2	—	—	2
Total derivative instruments liabilities	—	—	2	—	—	2
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(41)	—	(41)
Futures/futures options contracts	—	—	(454)	—	—	(454)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(2)	—	(2)
Futures/futures options contracts	—	—	(141)	—	—	(141)

JNL/Mellon Capital JNL 5 Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	14,399	3,740	—	—	—	—

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

JNL/Mellon Capital MSCI World Index Fund Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon Capital MSCI World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	15	—	15
[8] Variation margin on futures/futures options contracts	—	—	24	—	—	24
Total derivative instruments assets	—	—	24	15	—	39
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	9	—	9
[8] Variation margin on futures/futures options contracts	—	—	2	—	—	2
Total derivative instruments liabilities	—	—	2	9	—	11
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(55)	—	(55)
Futures/futures options contracts	—	—	(274)	—	—	(274)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(10)	—	(10)
Futures/futures options contracts	—	—	(61)	—	—	(61)

JNL/Mellon Capital MSCI World Index Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	3,637	4,054	—	—	—	—

1 The derivative instruments outstanding as of December 31, 2018, as disclosed in the Schedules of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2018, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

The derivative strategy for Funds which held only one type of derivative during the year is as follows: JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital Dow Index Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital Nasdaq 100 Index Fund, JNL/Mellon Capital S&P SMid 60 Fund and JNL/Mellon Capital Telecommunications Sector Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends.

The derivative instruments outstanding as of December 31, 2018, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the year ended December 31, 2018, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the year, the average monthly derivative volume (in thousands) is as follows:

Notional Value at Purchase of Futures Contracts ($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	1,925
JNL/Mellon Capital Dow Index Fund	14,113
JNL/Mellon Capital Energy Sector Fund	3,159
JNL/Mellon Capital Financial Sector Fund	2,766
JNL/Mellon Capital Healthcare Sector Fund	7,356
JNL/Mellon Capital Information Technology Sector Fund	6,880
JNL/Mellon Capital Nasdaq 100 Index Fund	35,988
JNL/Mellon Capital S&P SMid 60 Fund	1,919
JNL/Mellon Capital Telecommunications Sector Fund	641

Pledged Collateral. The following table summarizes cash and securities collateral pledged (in thousands) for the Funds at December 31, 2018:

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

	Counterparties	Pledged or Segregated Securities($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	GSC	129
JNL/Mellon Capital Dow Index Fund	GSC	737
JNL/Mellon Capital Energy Sector Fund	GSC	244
JNL/Mellon Capital Financial Sector Fund	GSC	269
JNL/Mellon Capital Healthcare Sector Fund	GSC	1,339
JNL/Mellon Capital Information Technology Sector Fund	GSC	568
JNL/Mellon Capital Nasdaq 100 Index Fund	GSC	2,111
JNL/Mellon Capital S&P SMid 60 Fund	GSC	100
JNL/Mellon Capital Telecommunications Sector Fund	GSC	75

None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of December 31, 2018. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Company has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except for overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers ("Independent Managers") and independent legal counsel to the Independent Managers, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Funds' Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions; b-billions)					Administrative Fee (b-billions)
	$0 to $50m %	$50m to $100m %	$100m to $750m %	$750m to $3b %	Over $3b %	$0 to $3b %	Over $3b %
JNL/Mellon Capital Consumer Discretionary Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Dow Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Energy Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Financial Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Healthcare Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Information Technology Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital JNL 5 Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital MSCI World Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Nasdaq 100 Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital S&P SMid 60 Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Telecommunications Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13

Administrative Fee Waiver. Pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of each Fund, with the exception of the JNL/Mellon Capital JNL 5 Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby Independent Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for board of managers fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of managers fees set forth in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 trades are executed at current market price at the time of the transaction. The following Funds had Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the year ended December 31, 2018.

	Purchase of Securities($)	Proceeds from Sales of Securities($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	79,456	57,791
JNL/Mellon Capital Information Technology Sector Fund	93,997	83,164
JNL/Mellon Capital Telecommunications Sector Fund	82,055	61,091

Share Transactions. On September 25, 2017, JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund was sold from Class A shares and purchased into Class I shares. Proceeds from the sale of shares, cost of shares redeemed, shares sold and shares redeemed in the Statements of Changes in Net Assets includes the simultaneous redemption of Class A shares and purchase of Class I shares as follows (in thousands):

	Cost of shares redeemed($)	Shares redeemed	Proceeds from the sale of shares($)	Shares sold
JNL/Mellon Capital Consumer Discretionary Sector Fund	(17,374)	(916)	17,374	900
JNL/Mellon Capital Healthcare Sector Fund	(24,976)	(992)	24,976	988
JNL/Mellon Capital JNL 5 Fund	(263,477)	(18,046)	263,477	18,009

NOTE 8. BORROWING ARRANGEMENTS

The Funds are party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 1, 2018, the Participating Funds may borrow up to $675,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to June 1, 2018, the amount available under the facility was $600,000,000. JNL/PPM America Floating Rate Income Fund, a series of JNL Series Trust and a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. Effective June 1, 2018, these fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. Prior to June 1, 2018, the fees were allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds. During the year, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the year.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the year.

NOTE 9. INCOME TAX MATTERS

JNL/Mellon Capital Dow Index Fund is treated as a partnership for federal income tax purposes. The Fund is generally not subject to federal income tax, and therefore, there is no provision for federal income taxes.

Each Fund is a separate entity for federal income tax purposes. Each of the Funds, except for JNL/Mellon Capital Dow Index Fund, intend to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or Real Estate Investment Trusts (“REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase(Decrease)
	Total Distributable Earnings (Loss)($)	Paid-in Capital($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	(125,143)	125,143
JNL/Mellon Capital Energy Sector Fund	(26,714)	26,714
JNL/Mellon Capital Financial Sector Fund	(76,524)	76,524
JNL/Mellon Capital Healthcare Sector Fund	(175,147)	175,147
JNL/Mellon Capital Information Technology Sector Fund	(309,677)	309,677
JNL/Mellon Capital JNL 5 Fund	(1,975)	1,975
JNL/Mellon Capital MSCI World Index Fund	(120)	120
JNL/Mellon Capital Nasdaq 100 Index Fund	(78,709)	78,709
JNL/Mellon Capital S&P SMid 60 Fund	(4,384)	4,384
JNL/Mellon Capital Telecommunications Sector Fund	(6,145)	6,145

At December 31, 2018, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL/Mellon Capital Energy Sector Fund	7,442	37,309	44,751

As of December 31, 2018, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RIC's were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	1,079,115	214,184	(118,211)	95,973
JNL/Mellon Capital Energy Sector Fund	1,487,768	60,693	(433,456)	(372,763)
JNL/Mellon Capital Financial Sector Fund	1,147,363	135,983	(89,129)	46,854
JNL/Mellon Capital Healthcare Sector Fund	2,712,958	767,227	(337,400)	429,827
JNL/Mellon Capital Information Technology Sector Fund	1,961,848	613,179	(127,204)	485,975
JNL/Mellon Capital JNL 5 Fund	3,199,262	297,201	(506,519)	(209,318)
JNL/Mellon Capital MSCI World Index Fund	326,714	21,674	(39,876)	(18,202)
JNL/Mellon Capital Nasdaq 100 Index Fund	2,094,403	503,789	(137,158)	366,631
JNL/Mellon Capital S&P SMid 60 Fund	593,279	25,687	(163,276)	(137,589)
JNL/Mellon Capital Telecommunications Sector Fund	126,008	2,138	(13,282)	(11,144)

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

As of December 31, 2018, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Capital Consumer Discretionary Sector Fund
Futures Contracts	(7)	—	—	—
JNL/Mellon Capital Energy Sector Fund
Futures Contracts	(95)	—	—	—
JNL/Mellon Capital Financial Sector Fund
Futures Contracts	(57)	—	—	—
JNL/Mellon Capital Healthcare Sector Fund
Futures Contracts	378	—	—	—
JNL/Mellon Capital Information Technology Sector Fund
Futures Contracts	(282)	—	—	—
JNL/Mellon Capital JNL 5 Fund
Futures Contracts	(204)	—	—	—
Forward Foreign Currency Contracts	17	—	—	—
JNL/Mellon Capital MSCI World Index Fund
Futures Contracts	(41)	1	(25)	(24)
Forward Foreign Currency Contracts	6	—	—	—
JNL/Mellon Capital Nasdaq 100 Index Fund
Futures Contracts	1,324	—	—	—
JNL/Mellon Capital S&P SMid 60 Fund
Futures Contracts	(11)	—	—	—
JNL/Mellon Capital Telecommunications Sector Fund
Futures Contracts	(12)	—	—	—

As of December 31, 2018, for Funds treated as RICs, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	—	—	95,950	—
JNL/Mellon Capital Energy Sector Fund	—	—	(372,816)	(44,751)
JNL/Mellon Capital Financial Sector Fund	—	—	46,826	—
JNL/Mellon Capital Healthcare Sector Fund	—	—	429,763	—
JNL/Mellon Capital Information Technology Sector Fund	—	—	485,933	—
JNL/Mellon Capital JNL 5 Fund	234,291	164,278	(209,635)	—
JNL/Mellon Capital MSCI World Index Fund	7,500	752	(17,491)	—
JNL/Mellon Capital Nasdaq 100 Index Fund	—	—	366,595	—
JNL/Mellon Capital S&P SMid 60 Fund	5,953	7,480	(137,612)	—
JNL/Mellon Capital Telecommunications Sector Fund	—	—	(11,146)	—

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for open wash sale loss deferrals.

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2018 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	8,546	21,823	—
JNL/Mellon Capital Energy Sector Fund	40,024	—	—
JNL/Mellon Capital Financial Sector Fund	17,957	36,520	—
JNL/Mellon Capital Healthcare Sector Fund	29,164	47,707	—
JNL/Mellon Capital Information Technology Sector Fund	12,069	29,367	—
JNL/Mellon Capital JNL 5 Fund	77,672	—	—
JNL/Mellon Capital MSCI World Index Fund	28,433	20,418	—
JNL/Mellon Capital Nasdaq 100 Index Fund	14,273	10,890	—
JNL/Mellon Capital S&P SMid 60 Fund	18,441	88,639	—
JNL/Mellon Capital Telecommunications Sector Fund	5,130	13,771	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the

Funds related to net capital gains to zero for the year ended December 31, 2018.

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2017 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	11,846	59,074

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2018

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/Mellon Capital Energy Sector Fund	31,814	—
JNL/Mellon Capital Financial Sector Fund	15,022	44,324
JNL/Mellon Capital Healthcare Sector Fund	26,607	187,042
JNL/Mellon Capital Information Technology Sector Fund	13,050	42,259
JNL/Mellon Capital JNL 5 Fund	76,667	—
JNL/Mellon Capital Nasdaq 100 Index Fund	5,941	33,303
JNL/Mellon Capital S&P SMid 60 Fund	4,040	2,781
JNL/Mellon Capital Telecommunications Sector Fund	4,935	4,190

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2015, 2016, 2017 and 2018, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2018.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

Advisory Fees. Effective June 24, 2019, the board has approved the reduction of advisory fees to the following ranges based on net assets indicated for the following Funds.

	Advisory Fee (m-millions; b-billions)
	$0 to $50m %	$50m to $100m %	$100m to $750m %	$750m to $3b %	Over $3b %
JNL/Mellon Capital JNL 5 Fund	0.18	0.18	0.18	0.17	0.16 – 0.15
JNL/Mellon Capital S&P SMid 60 Fund	0.18	0.18	0.18	0.17	0.16 – 0.15

Fund Name Changes. Effective June 24, 2019, the names will change for the following Funds:

Existing Fund Name	Effective June 24, 2019 Fund Name
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Capital Dow Index Fund	JNL/Mellon Dow Index Fund
JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Information Technology Sector Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon MSCI World Index Fund
JNL/Mellon Capital Nasdaq 100 Index Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Mellon Communication Services Sector Fund

Mergers. The following mergers will be effective after close of business on June 21, 2019, for the Funds indicated. The mergers are subject to approval by the acquired Funds’ shareholders.

Acquired Funds	Acquiring Funds
JNL/Mellon Capital JNL 5 Fund	JNL/RAFI Multi-Factor U.S. Equity Fund*
JNL/Mellon Capital S&P SMid 60 Fund	JNL/RAFI Fundamental U.S. Small Cap Fund*
*The acquiring Fund is a series of JNL Series Trust and is advised by JNAM. The Fund will commence operations on June 24, 2019.

Tax Status. At a meeting held on December 12, 2018, the Board approved changing the federal income tax status from a RIC to a partnership effective January 1, 2019 for the following Funds: JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital Nasdaq 100 Index Fund and JNL/Mellon Capital Telecommunications Sector Fund. Effective January 1, 2019, each Fund’s income, gains, losses and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes. In addition, each Fund will not be able to realize any future benefit from any unused capital loss carryforward and other losses deferred as a RIC, if any, after December 31, 2018. The investment objectives, policies, restrictions, net asset value per share, service providers, fiscal years, and investment portfolios of the Funds have not changed in connection with this tax status change. Such a conversion will not impact the contract holders of the separate accounts which own the Funds.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Managers
JNL Variable Fund LLC:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each series within JNL Variable Fund LLC including, JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital Dow Index Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital MSCI World Index Fund, JNL/Mellon Capital Nasdaq 100 Index Fund, JNL/Mellon Capital S&P SMid 60 Fund and JNL/Mellon Capital Telecommunications Sector Fund (the “Funds”), including the schedules of investments, as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Emphasis of a Matter

As discussed in Note 10, Subsequent Events, mergers of JNL/Mellon Capital 5 Fund into JNL/RAFI Multi-Factor U.S. Equity Fund, a series of the JNL Series Trust and JNL/Mellon Capital S&P SMid 60 Fund into JNL/RAFI Fundamental U.S. Small Cap Fund, a series of the JNL Series Trust will be effective after the close of business on June 21, 2019 subject to approval by the acquired Funds’ shareholders.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the custodians, transfer agents and brokers or other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as auditor of one or more JNL investment companies since 2001.

Chicago, Illinois

February 25, 2019

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

December 31, 2018

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/18($)	Ending Account Value 12/31/18($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/18($)	Ending Account Value 12/31/18($)	Expenses Paid During Period($)†
JNL/Mellon Capital Consumer Discretionary Sector Fund
Class A	0.64	1,000.00	899.60	3.06	1,000.00	1,021.98	3.26
Class I	0.29	1,000.00	900.90	1.39	1,000.00	1,023.74	1.48
JNL/Mellon Capital Dow Index Fund
Class A	0.66	1,000.00	969.30	3.28	1,000.00	1,021.88	3.36
Class I	0.31	1,000.00	970.90	1.54	1,000.00	1,023.64	1.58
JNL/Mellon Capital Energy Sector Fund
Class A	0.64	1,000.00	743.30	2.81	1,000.00	1,021.98	3.26
Class I	0.29	1,000.00	744.50	1.28	1,000.00	1,023.74	1.48
JNL/Mellon Capital Financial Sector Fund
Class A	0.64	1,000.00	888.70	3.05	1,000.00	1,021.98	3.26
Class I	0.29	1,000.00	890.40	1.38	1,000.00	1,023.74	1.48
JNL/Mellon Capital Healthcare Sector Fund
Class A	0.63	1,000.00	1,012.80	3.20	1,000.00	1,022.03	3.21
Class I	0.28	1,000.00	1,013.90	1.42	1,000.00	1,023.79	1.43
JNL/Mellon Capital Information Technology Sector Fund
Class A	0.63	1,000.00	895.90	3.01	1,000.00	1,022.03	3.21
Class I	0.28	1,000.00	897.80	1.34	1,000.00	1,023.79	1.43
JNL/Mellon Capital JNL 5 Fund
Class A	0.63	1,000.00	893.00	3.01	1,000.00	1,022.03	3.21
Class I	0.33	1,000.00	894.60	1.58	1,000.00	1,023.54	1.68
JNL/Mellon Capital MSCI World Index Fund
Class A	0.67	1,000.00	909.10	3.22	1,000.00	1,021.83	3.41
Class I	0.32	1,000.00	910.30	1.54	1,000.00	1,023.59	1.63
JNL/Mellon Capital Nasdaq 100 Index Fund
Class A	0.66	1,000.00	901.00	3.16	1,000.00	1,021.88	3.36
Class I	0.31	1,000.00	903.20	1.49	1,000.00	1,023.64	1.58
JNL/Mellon Capital S&P SMid 60 Fund
Class A	0.66	1,000.00	755.60	2.92	1,000.00	1,021.88	3.36
Class I	0.31	1,000.00	756.70	1.37	1,000.00	1,023.64	1.58
JNL/Mellon Capital Telecommunications Sector Fund
Class A	0.68	1,000.00	1,007.00	3.44	1,000.00	1,021.78	3.47
Class I	0.33	1,000.00	1,008.60	1.67	1,000.00	1,023.54	1.68

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3), by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Manager
Interested Manager
Mark D. Nerud (52) [1] 1 Corporate Way Lansing, MI 48951	Manager [2] (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	163

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of other investment companies advised by JNAM (8/2014 to present, 12/2006 to present, and 8/2012 to 7/2018); Principal Executive Officer of an investment company advised by PPM America, Inc. (11/2017 to present); President and Chief Executive Officer of Curian Series Trust (8/2014 to 2/2016); Managing Board Member of Curian Capital, LLC (1/2011 to 4/2015); Managing Board Member of Curian Clearing LLC (1/2011 to 4/2015)

Other Directorships Held by Manager During Past 5 Years: None
Independent Managers
Eric O. Anyah (51) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/2018 to present)	163
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, The Museum of Fine Arts, Houston (10/2013 to present)
Other Directorships Held by Manager During Past 5 Years: None
Michael J. Bouchard (62) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/2000 to present)	163
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Manager During Past 5 Years: None
Ellen Carnahan (63) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2013 to present)	163
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Manager During Past 5 Years:

Director, Paylocity Holding Corporation (11/2016 to present); Director and Audit Committee Member, ENOVA International Inc. (5/2015 to present); Director and Audit Committee Member (5/2003 to 6/2015), Environmental Committee Member (5/2013 to 6/2015), Integrys Energy Group

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Manager
William J. Crowley, Jr. (73) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2014 to present) Manager [2] (1/2007 to present)	163
Principal Occupation(s) During Past 5 Years: Board Member of a corporate board (see below)

Other Directorships Held by Manager During Past 5 Years:

Director (7/2009 to 7/2016), Massey Litigation Advisory Committee Chair (9/2013 to 7/2016), Safety, Health, Environmental and Sustainability Committee Member (5/2012 to 7/2016), and Capital Markets Committee Member (5/2010 to 7/2016), Alpha Natural Resources

Michelle Engler (60) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/2000 to present)	163
Principal Occupation(s) During Past 5 Years: Partner, Engler LLC (consulting firm) (2013 to present); Attorney (1983 to present)
Other Directorships Held by Manager During Past 5 Years: None
John W. Gillespie (65) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2013 to present)	163

Principal Occupation(s) During Past 5 Years:

Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present); Chief Financial Advisor, Yosi, Inc. (healthcare services software company) (1/2017 to 6/2018)

Other Directorships Held by Manager During Past 5 Years: None
William R. Rybak (67) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/2007 to present)	163
Principal Occupation(s) During Past 5 Years: Retired private investor (5/2000 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Manager During Past 5 Years:

Director (2/2010 to present), Board Chair (2/2016 to present), and Audit Committee Chair (2/2012 to 2/2016), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present) and Governance Committee Chair (2004 to present), each of the Calamos Mutual Funds and Closed-End Funds; Director (12/2003 to 6/2017), and Audit Committee Chair (5/2013 to 6/2017), PrivateBancorp Inc.

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Manager
Mark S. Wehrle (61) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/2018 to present)	163
Principal Occupation(s) During Past 5 Years: Real Estate Broker, Broker’s Guild (4/2011 to present); Adjunct Professor of Accounting, University of Denver School of Accountancy (1/2011 to 6/2014)
Other Directorships Held by Manager During Past 5 Years: Trustee, Delta Dental of Colorado (1/2012 to present); Trustee, Curian Series Trust (7/2013 to 2/2016)
Edward C. Wood (62) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2013 to present)	163
Principal Occupation(s) During Past 5 Years: Chief Operating Officer, McDonnell Investment Management, LLC (8/2010 to 4/2015)
Other Directorships Held by Manager During Past 5 Years: None
Patricia A. Woodworth (63) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/2007 to present)	163
Principal Occupation(s) During Past 5 Years: Vice President, Chief Financial Officer, and Chief Operating Officer, The J. Paul Getty Trust (philanthropic organization) (12/2007 to 8/2018)
Other Directorships Held by Manager During Past 5 Years: None
1 Mr. Nerud is an “interested person” of the JNL Variable Fund due to his position with JNAM, the Adviser.
2 The Interested Manager and the Independent Managers are elected to serve for an indefinite term.

3  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with JNL Variable Fund (Length of Time Served)
Officers
Emily J. Bennett (35) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President of JNAM (2/2018 to present); Associate General Counsel of JNAM (3/2016 to present); Senior Attorney of JNAM (10/2013 to 3/2016); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present, 5/2012 to present, and 3/2016 to 7/2018); Vice President and Secretary of an investment company advised by PPM America, Inc. (11/2017 to present); Assistant Secretary of Curian Series Trust (5/2012 to 2/2016)

Kelly L. Crosser (46) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Manager, Legal Regulatory Filings and Print of JNAM (1/2018 to present); Manager, Legal Regulatory Filings and Print of Jackson National Life Insurance Company (“Jackson”) (12/2013 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (10/2011 to present, 9/2007 to present, and 8/2012 to 7/2018); Assistant Secretary of Curian Series Trust (11/2010 to 2/2016)

Richard J. Gorman (53) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (8/2018 to present) Anti-Money Laundering Officer (8/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Compliance Officer of JNAM (8/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of other investment companies advised by JNAM (8/2018 to present), Chief Compliance Officer and Deputy General Counsel of Heitman LLC (2/2018 to 8/2018); Chief Compliance Officer of the Oakmark Funds (6/2006 to 1/2018)

William P. Harding (44) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of Curian Series Trust (5/2014 to 2/2016); Vice President, Investment Management of JNAM (10/2012 to 6/2014); Vice President of Curian Capital, LLC (2/2013 to 4/2015); Vice President of other investment companies advised by JNAM (5/2014 to present, 11/2012 to present, and 11/2012 to 7/2018)

Daniel W. Koors (48) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer & Chief Financial Officer (9/2016 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (1/2009 to present); Chief Operating Officer of JNAM (4/2011 to present); Vice President of other investment companies advised by JNAM (1/2018 to present, 12/2006 to present, and 8/2012 to 7/2018); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (9/2016 to present and 10/2011 to present); Principal Financial Officer, Treasurer, and Vice President of an investment company advised by PPM America, Inc. (11/2017 to present); Treasurer and Chief Financial Officer of Curian Series Trust (11/2010 to 2/2016)

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with JNL Variable Fund (Length of Time Served)
Kristen K. Leeman (43) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Regulatory Analyst of JNAM (1/2018 to present); Regulatory Analyst of Jackson (2/2014 to 12/2017); Senior Paralegal of Jackson (3/2006 to 2/2014); Assistant Secretary of other investment companies advised by JNAM (1/2018 to present, 6/2012 to present, and 8/2012 to 7/2018)

Adam C. Lueck (36) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Attorney of JNAM (2/2018 to present); Attorney of JNAM (10/2015 to 2/2018); Assistant Secretary of other investment companies advised by JNAM (3/2018 to present, 12/2015 to present, and 3/2018 to 7/2018); Assistant Secretary of Curian Series Trust (12/2015 to 2/2016); Supervising Attorney, Johnson, Blumberg & Associates, LLC (10/2013 to 10/2015)

Mia K. Nelson (36) 1 Corporate Way Lansing, MI 48951	Assistant Vice President (8/2017 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President, Tax of JNAM (3/2017 to present); Director – Tax of JNAM (3/2015 to 3/2017); Manager – Tax of JNAM (5/2013 to 3/2015); Assistant Vice President of other investment companies advised by JNAM (9/2017 to present, 8/2017 to present, and 8/2017 to 7/2018)

Joseph B. O’Boyle (56) 1 Corporate Way Lansing, MI 48951	Vice President (1/2018 to present) Acting Chief Compliance Officer (5/2018 to 8/2018) Acting Anti-Money Laundering Officer (5/2018 to 8/2018)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2015 to present); Acting Chief Compliance Officer of JNAM (5/2018 to 8/2018); Vice President of other investment companies advised by JNAM (1/2018 to present and 1/2018 to 7/2018); Acting Chief Compliance Officer and Acting Anti-Money Laundering Officer of other investment companies advised by JNAM (5/2018 to 8/2018), Anti-Money Laundering Officer of another investment company advised by JNAM (12/2015 to 1/2018); Chief Compliance Officer of another investment company advised by JNAM (5/2012 to 1/2018); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to present); Chief Compliance Officer of Curian Series Trust (5/2012 to 2/2016)

Susan S. Rhee (47) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (10/2011 to present, 2/2004 to present, and 8/2012 to 7/2018); Vice President and Assistant Secretary of an investment company advised by PPM America, Inc. (11/2017 to present); Vice President, Chief Legal Officer and Secretary of Curian Series Trust (11/2010 to 2/2016)

Managers and Officers of JNL Variable Fund LLC (“Fund”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers. The following persons, who are Independent Managers of the Fund, received from the Fund the compensation amounts indicated for their services as such for the 12-month period ended December 31, 2018:

Manager	Aggregate Compensation from the JNL Variable Fund[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Variable Fund and Fund Complex [1]
Eric O. Anyah	$25,429	$0	$0	$318,500 [3]
Michael Bouchard	$26,786	$0	$0	$335,500
Ellen Carnahan	$26,227	$0	$0	$328,500[4]
William J. Crowley, Jr. [2]	$31,257	$0	$0	$391,500[5]
Michelle Engler	$23,912	$0	$0	$299,500
John Gillespie	$26,227	$0	$0	$328,500[6]
William R. Rybak	$27,585	$0	$0	$345,500
Mark S. Wehrle	$25,429	$0	$0	$318,500[7]
Edward Wood	$26,227	$0	$0	$328,500[8]
Patricia Woodworth	$25,030	$0	$0	$313,500

1 The fees paid to the Independent Managers are paid for combined service on the Boards of the Fund, JNL Series Trust, JNL Investors Series Trust, and Jackson Variable Series Trust (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Managers is $3,308,000.

2  Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.

3 Amount includes $120,850 deferred by Mr. Anyah.

4  Amount includes $164,250 deferred by Ms. Carnahan.

5  Amount includes $195,750 deferred by Mr. Crowley.

6  Amount includes $164,250 deferred by Mr. Gillespie.

7 Amount includes $63,700 deferred by Mr. Wehrle.

8 Amount includes $164,250 deferred by Mr. Wood.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

JNL VARIABLE FUND LLC

(“JNL Variable Fund”)

APPROVAL OF THE FUND’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the JNL Variable Fund (“Board”) oversees the management of the JNL Variable Fund and its separate series (each a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”), and with the Funds’ Sub-Adviser (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”).

At in-person meetings held on June 4-6, 2018 and August 27-29, 2018, the Board, including all of the managers who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Managers”), considered information relating to the continuation of these Agreements. In advance of the meetings, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2019.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services for each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or the Sub-Adviser through its relationship with the JNL Variable Fund. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and the terms of the Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Adviser.

For each Fund, the Board considered the services provided by JNAM, including but not limited to its oversight of the Sub-Adviser pursuant to the Advisory Agreement and its recommendations on an ongoing basis as to the hiring or removal of the Sub-Adviser pursuant to the JNL Variable Fund’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Fund, including the Fund’s distributor and custodian. With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the existing Sub-Adviser. The Board also considered the investment sub-advisory services provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that are responsible for oversight of the Funds and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the investment performance of each Fund as described in quarterly reports prepared by management. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the gross performance of each Fund, including how the Fund performed versus its primary benchmark index (“benchmark”) or a relevant custom benchmark index (“custom benchmark”). These considerations were based on JNAM’s assertion that, for Funds that seek to track a benchmark index, the benchmark is the appropriate comparative performance source for the passive investment mandate and, for Funds that use a unique investment mandate, because these Funds have no true “peers”, the custom benchmark is a more meaningful source of comparative information than a broad-based benchmark index. The performance reviewed by the Board was for periods ended on December 31, 2017 (unless otherwise noted). When available, the Board considered one-, three-, five- and ten-year performance.

JNL/Mellon Capital Consumer Discretionary Sector Fund and JNL/Mellon Capital Healthcare Sector Fund. The Board considered that each Fund’s performance surpassed its benchmark for the three- and ten-year periods, though it lagged for the other periods. The Board took into account JNAM’s assertions that it is comfortable with each Fund’s tracking performance for each period and that each Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital DowSM Index Fund and JNL/Mellon Capital Telecommunications Sector Fund. The Board considered that each Fund’s performance surpassed its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Energy Sector Fund. The Board considered that the Fund’s performance surpassed its benchmark for the three-, five- and ten-year periods and equaled its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Financial Sector Fund and JNL/Mellon Capital Information Technology Sector Fund.  The Board took into account that each Fund’s performance surpassed its benchmark for the ten-year period and was the same for the three-year period, though it lagged for the other periods. The Board took into account JNAM’s assertions that it is comfortable with each Fund’s tracking performance for each period and that each Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital JNL 5 Fund.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund’s performance surpassed its custom benchmark for the one-, three-, five- and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital MSCI World Index Fund.  The Board considered that the Fund’s performance surpassed its benchmark for the one-year period, though it lagged for the other periods. The Board took into account that, effective September 25, 2017, the Fund’s investment strategy and objective were changed, and, therefore, it would be prudent to allow the investment team time to develop an investment record with the Fund’s revised investment strategy and objective. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Nasdaq® 100 Index Fund. The Board considered that the Fund’s performance surpassed its benchmark for the three- and five-year periods, and while it lagged by for the other periods, the Board noted JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P® SMid 60 Fund.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund’s performance lagged its custom benchmark for all periods, but noted that the Fund was within 0.19%, 0.10% and 0.07% of the custom benchmark for the one-, three- and five-year periods, respectively. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and each Fund’s Sub-Adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by the Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). The Board considered each Fund’s total expense ratio and compared that to the average total expense ratio of the peer group. For certain Funds, the Board considered the total expense ratio without the inclusion of, where applicable, transfer agency and Rule 12b-1 fees. This consideration was based on JNAM’s assertion that, due to the composition of certain peer groups that contain both retail and variable annuity funds, the total expense ratio (excluding transfer agency and Rule 12b-1 fees) was a more meaningful source of comparative information. The Board further noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees, but took into account that peer group universes are constantly evolving, and as such, the universes of comparable funds in the Funds’ peer groups may change from time to time. While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee is paid by JNAM (not the Fund) and, therefore, is neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

The Board also took into account that various other fee reductions and fee changes were implemented on September 25, 2017 and sub-advisory fee reductions were implemented for each Fund except for JNL/Mellon Capital JNL 5 Fund and JNL/Mellon Capital S&P® SMid 60 Fund on August 13, 2018. It noted that these reductions will serve to further reduce the Funds’ advisory fees, sub-advisory fees and/or total expense ratios.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital DowSM Index Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital MSCI World Index Fund, JNL/Mellon Capital Nasdaq® 100 Index Fund and JNL/Mellon Capital Telecommunications Sector Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Capital S&P® SMid 60 Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, though the total expense ratio is three basis points higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of the Funds’ shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the advisory fee rate as assets increase. Additionally, the Board considered JNAM’s assertion that it continually evaluates the advisory fee and breakpoint schedules for the Funds, and it considered the extent to which economies of scale are reflected for the benefit of shareholders. The Board concluded that the advisory fee structure in some measure, allows for adequate participation by shareholders in economies of scale across the Fund complex. The Board further considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board also considered that the sub-advisory fee rates have been separately negotiated between JNAM and the Sub-Adviser at arm’s length. These sub-advisory fees are paid by JNAM to the Sub-Adviser. For this reason, JNAM, rather than shareholders, directly benefits from these breakpoints. Additionally, to the extent that JNAM is waiving its advisory fee with respect to a certain Fund, it may also be benefitting from the breakpoints in sub-advisory fees. The Board concluded that the sub-advisory fee schedules in some measure allow for adequate participation by shareholders in economies of scale.

Profitability

 The Board considered information concerning the costs incurred and profits realized by JNAM and the Sub-Adviser. The Board determined that profits realized by JNAM and the Sub-Adviser were not unreasonable.

Other Benefits to JNAM and the Sub-Adviser

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that the Sub-Adviser may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Funds that the Sub-Adviser manages. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that the Sub-Adviser is not required to participate in the meetings and that recommendations to hire or fire the Sub-Adviser are not influenced by the Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Adviser participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Funds, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Funds.

Supplement Dated December 18, 2018

To The Prospectus Dated April 30, 2018, as amended

JNL Variable Fund LLC

(the “VF LLC”)

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Mellon Capital S&P® SMid 60 Fund

On December 10-12, 2018, the Board of Managers (the “Board”) of the VF LLC approved the proposed reorganization of the JNL/Mellon Capital S&P® SMid 60 Fund (the “SMid 60 Fund” or the “Acquired Fund”), a series of the VF LLC, into the JNL/RAFI® Fundamental U.S. Small Cap Fund (the “U.S. Small Cap Fund” or the “Acquiring Fund”), a series of the JNL Series Trust, (the “Reorganization”).

The Reorganization is subject to approval by the members of the SMid 60 Fund at a members’ meeting expected to be held on March 15, 2019. If approved, it is expected that the Reorganization will be effective April 29, 2019 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

The U.S. Small Cap Fund is a “shell” series of JNL Series Trust that is being created for the purpose of acquiring the assets and assuming the liabilities of the SMid 60 Fund. Under the terms of the proposed Plan of Reorganization, the SMid 60 Fund’s assets and liabilities will be transferred to the U.S. Small Cap Fund in return for shares of the U.S. Small Cap Fund having an aggregate net asset value equal to the SMid 60 Fund’s net assets as of the valuation date. These U.S. Small Cap Fund shares will be distributed pro rata to members of the SMid 60 Fund in exchange for their fund shares. Current SMid 60 Fund members will thus become shareholders of the U.S. Small Cap Fund and receive shares of U.S. Small Cap Fund with a total net asset value equal to that of their shares of the SMid 60 Fund at the time of the Reorganization. Members will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the SMid 60 Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. It is expected that the Reorganization will qualify as a tax-free reorganization, in which event no gain or loss will be recognized by the SMid 60 Fund or its members. The SMid 60 Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization. The SMid 60 Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to the SMid 60 Fund members.

The investment objective and investment strategies of the SMid 60 Fund and the U.S. Small Cap Fund are different. The Funds have some overlap in their risk profiles but have different fundamental policies. A full description of the U.S. Small Cap Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the SMid 60 Fund on or about February 14, 2019.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the U.S. Small Cap Fund, nor is it a solicitation of any proxy. For more information regarding the U.S. Small Cap Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com. The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Mellon Capital JNL 5 Fund

On December 10-12, 2018, the Board of Managers (the “Board”) of the VF LLC approved the proposed reorganization of the JNL/Mellon Capital JNL 5 Fund (the “JNL 5 Fund” or the “Acquired Fund”), a series of the VF LLC, into the JNL/RAFI® Multi-Factor U.S. Equity Fund (the “U.S. Equity Fund” or the “Acquiring Fund”), a series of the JNL Series Trust, (the “Reorganization”).

The Reorganization is subject to approval by the members of the JNL 5 Fund at a members’ meeting expected to be held on March 15, 2019. If approved, it is expected that the Reorganization will be effective April 29, 2019 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

The U.S. Equity Fund is a “shell” series of JNL Series Trust that is being created for the purpose of acquiring the assets and assuming the liabilities of the JNL 5 Fund. Under the terms of the proposed Plan of Reorganization, the JNL 5 Fund’s assets and liabilities will be transferred to the U.S. Equity Fund in return for shares of the U.S. Equity Fund having an aggregate net asset value equal to the JNL 5 Fund’s net assets as of the valuation date. These U.S. Equity Fund shares will be distributed pro rata to members of the JNL 5 Fund in exchange for their fund shares. Current JNL 5 Fund members will thus become shareholders of the U.S. Equity Fund and receive shares of U.S. Equity Fund with a total net asset value equal to that of their shares of the JNL 5 Fund at the time of the Reorganization. Members will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the JNL 5 Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. It is expected that the Reorganization will qualify as a tax-free reorganization, in which event no gain or loss will be recognized by the JNL 5 Fund or its members. The JNL 5 Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization. The JNL 5 Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to the JNL 5 Fund members.

The investment objective and investment strategies of the JNL 5 Fund and the U.S. Equity Fund are different. The Funds have some overlap in their risk profiles and have different fundamental policies. A full description of the U.S. Equity Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the JNL 5 Fund on or about February 14, 2019.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the U.S. Equity Fund, nor is it a solicitation of any proxy. For more information regarding the U.S. Equity Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com. The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the combined proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated December 18, 2018.

(To be used with JMV9476 04/18, JMV8798 04/18, VC4224 04/18, JMV9476ML 04/18, JMV5763ML 04/18, JMV9476WF 04/18, JMV5763WF 04/18, JMV8037 04/18, JMV8037BE 04/18, JMV17955 04/18, JMV21086 12/18, JMV16966 04/18, JMV18691 04/18, JMV18692 08/18, JMV7698 04/18, VC5869 04/18, JMV7697 04/18, VC5890 04/18, VC5890ML 04/18, VC5995 04/18, JMV5765 04/18, JMV2731 04/18, JMV17183 04/18, JMV17183NY 04/18, JMV18691NY 04/18, JMV8037NY 04/18, JMV8037BENY 04/18, JMV17955NY 04/18, FVC4224FT 04/18, VC5526 04/18, VC3656 04/18, VC3657 04/18, VC3723 04/18, JMV7698NY 04/18, NV5869 04/18, JMV7697NY 04/18, NV5890 04/18, JMV9476NY 04/18, NV4224 04/18, JMV9476WFNY 04/18, NV4224WF 04/18, JMV16966NY 04/18, NMV2731 04/18, NV5526 04/18, NV5825GW 04/18, VC5825GW 04/18, VC5884GW 04/18, VC5885GW 04/18, NV3174GW 04/18, NV3174CEGW 04/18, VC3652 04/18, and NV3784 04/18.)

CMX21723 12/18

Supplement Dated January 9, 2019

To The Prospectus Dated April 30, 2018

JNL Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

Effective December 31, 2018, for the JNL/Mellon Capital Telecommunication Services Sector Fund, under “Principal Investment Strategy,” and “Average Annual Total Returns,” please delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

This Supplement is dated January 9, 2019.

(To be used with JMV9476 04/18, JMV8798 04/18, VC4224 04/18, JMV9476ML 04/18, JMV5763ML 04/18, JMV9476WF 04/18, JMV5763WF 04/18, JMV8037 04/18, JMV8037BE 04/18, JMV17955 04/18, JMV21086 12/18, JMV16966 04/18, JMV18691 04/18, JMV18692 08/18, JMV7698 04/18, VC5869 04/18, JMV7697 04/18, VC5890 04/18, VC5890ML 04/18, VC5995 04/18, JMV5765 04/18, JMV2731 04/18, JMV17183 04/18, JMV17183NY 04/18, JMV18691NY 04/18, JMV8037NY 04/18, JMV8037BENY 04/18, JMV17955NY 04/18, FVC4224FT 04/18, VC5526 04/18, VC3656 04/18, VC3657 04/18, VC3723 04/18, JMV7698NY 04/18, NV5869 04/18, JMV7697NY 04/18, NV5890 04/18, JMV9476NY 04/18, NV4224 04/18, JMV9476WFNY 04/18, NV4224WF 04/18, JMV16966NY 04/18, NMV2731 04/18, NV5526 04/18, NV5825GW 04/18, VC5825GW 04/18, VC5884GW 04/18, VC5885GW 04/18, NV3174GW 04/18, NV3174CEGW 04/18, VC3652 04/18, and NV3784 04/18.)

CMX21841 01/19

Supplement Dated February 20, 2019

To The Prospectus Dated April 30, 2018, as amended

JNL Variable Fund LLC

(the “VF LLC”)

Please note that the changes apply to your variable annuity and/or variable life product(s).

** NOTE: The effective dates for the changes set forth herein have been changed. Please read this supplement carefully.**

Proposed Reorganization of JNL/Mellon Capital S&P® SMid 60 Fund

On December 10-12, 2018, the Board of Managers (the “Board”) of the VF LLC approved the proposed reorganization of the JNL/Mellon Capital S&P® SMid 60 Fund (the “SMid 60 Fund” or the “Acquired Fund”), a series of the VF LLC, into the JNL/RAFI® Fundamental U.S. Small Cap Fund (the “U.S. Small Cap Fund” or the “Acquiring Fund”), a series of the JNL Series Trust, (the “Reorganization”).

The Reorganization is subject to approval by the members of the SMid 60 Fund at a members’ meeting expected to be held on March 15, 2019. If approved, it is expected that the Reorganization will be effective June 21, 2019 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

The U.S. Small Cap Fund is a “shell” series of JNL Series Trust that is being created for the purpose of acquiring the assets and assuming the liabilities of the SMid 60 Fund. Under the terms of the proposed Plan of Reorganization, the SMid 60 Fund’s assets and liabilities will be transferred to the U.S. Small Cap Fund in return for shares of the U.S. Small Cap Fund having an aggregate net asset value equal to the SMid 60 Fund’s net assets as of the valuation date. These U.S. Small Cap Fund shares will be distributed pro rata to members of the SMid 60 Fund in exchange for their fund shares. Current SMid 60 Fund members will thus become shareholders of the U.S. Small Cap Fund and receive shares of U.S. Small Cap Fund with a total net asset value equal to that of their shares of the SMid 60 Fund at the time of the Reorganization. Members will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the SMid 60 Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. It is expected that the Reorganization will qualify as a tax-free reorganization, in which event no gain or loss will be recognized by the SMid 60 Fund or its members. The SMid 60 Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization. The SMid 60 Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to the SMid 60 Fund members.

The investment objective and investment strategies of the SMid 60 Fund and the U.S. Small Cap Fund are different. The Funds have some overlap in their risk profiles but have different fundamental policies. A full description of the U.S. Small Cap Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the SMid 60 Fund on or about February 14, 2019.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the U.S. Small Cap Fund, nor is it a solicitation of any proxy. For more information regarding the U.S. Small Cap Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com. The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Mellon Capital JNL 5 Fund

On December 10-12, 2018, the Board of Managers (the “Board”) of the VF LLC approved the proposed reorganization of the JNL/Mellon Capital JNL 5 Fund (the “JNL 5 Fund” or the “Acquired Fund”), a series of the VF LLC, into the JNL/RAFI® Multi-Factor U.S. Equity Fund (the “U.S. Equity Fund” or the “Acquiring Fund”), a series of the JNL Series Trust, (the “Reorganization”).

The Reorganization is subject to approval by the members of the JNL 5 Fund at a members’ meeting expected to be held on March 15, 2019. If approved, it is expected that the Reorganization will be effective June 21, 2019 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

The U.S. Equity Fund is a “shell” series of JNL Series Trust that is being created for the purpose of acquiring the assets and assuming the liabilities of the JNL 5 Fund. Under the terms of the proposed Plan of Reorganization, the JNL 5 Fund’s assets and liabilities will be transferred to the U.S. Equity Fund in return for shares of the U.S. Equity Fund having an aggregate net asset value equal to the JNL 5 Fund’s net assets as of the valuation date. These U.S. Equity Fund shares will be distributed pro rata to members of the JNL 5 Fund in exchange for their fund shares. Current JNL 5 Fund members will thus become shareholders of the U.S. Equity Fund and receive shares of U.S. Equity Fund with a total net asset value equal to that of their shares of the JNL 5 Fund at the time of the Reorganization. Members will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the JNL 5 Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. It is expected that the Reorganization will qualify as a tax-free reorganization, in which event no gain or loss will be recognized by the JNL 5 Fund or its members. The JNL 5 Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization. The JNL 5 Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to the JNL 5 Fund members.

The investment objective and investment strategies of the JNL 5 Fund and the U.S. Equity Fund are different. The Funds have some overlap in their risk profiles and have different fundamental policies. A full description of the U.S. Equity Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the JNL 5 Fund on or about February 14, 2019.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the U.S. Equity Fund, nor is it a solicitation of any proxy. For more information regarding the U.S. Equity Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com. The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the combined proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated February 20, 2019.

(To be used with JMV9476 04/18, JMV8798 04/18, VC4224 04/18, JMV9476ML 04/18, JMV5763ML 04/18, JMV9476WF 04/18, JMV5763WF 04/18, JMV8037 04/18, JMV8037BE 04/18, JMV17955 04/18, JMV21086 12/18, JMV16966 04/18, JMV18691 04/18, JMV18692 08/18, JMV7698 04/18, VC5869 04/18, JMV7697 04/18, VC5890 04/18, VC5890ML 04/18, VC5995 04/18, JMV5765 04/18, JMV2731 04/18, JMV17183 04/18, JMV17183NY 04/18, JMV18691NY 04/18, JMV8037NY 04/18, JMV8037BENY 04/18, JMV17955NY 04/18, FVC4224FT 04/18, VC5526 04/18, VC3656 04/18, VC3657 04/18, VC3723 04/18, JMV7698NY 04/18, NV5869 04/18, JMV7697NY 04/18, NV5890 04/18, JMV9476NY 04/18, NV4224 04/18, JMV9476WFNY 04/18, NV4224WF 04/18, JMV16966NY 04/18, NMV2731 04/18, NV5526 04/18, NV5825GW 04/18, VC5825GW 04/18, VC5884GW 04/18, VC5885GW 04/18, NV3174GW 04/18, NV3174CEGW 04/18, VC3652 04/18, and NV3784 04/18.)

CMX21999 02/19

JNL Series Trust
JNL Variable Fund LLC

One Corporate Way
Lansing, MI 48951

PRSRT STD
U.S. POSTAGE
PAID
JACKSON NATIONAL
ASSET MANAGEMENT
L.L.C.

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VADV7338 01/19

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named William R. Rybak as an Audit Committee financial expert serving on its Audit Committee. William R. Rybak is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Managers as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2017 and December 31, 2018. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2017	$105,276	$10,400	$0	$0
2018	$104,171	$0	$0	$0

The above Audit-Related Fees for 2017 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s registration statement filings.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2017	$21,675	$0	$0
2018	$20,415	$0	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for an audit of a non-registered affiliated investment company.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors’ independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2017 was $32,075. The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2018 was $20,415.

(h) For the fiscal years ended December 31, 2017 and December 31, 2018, the Audit Committee of the registrant’s Board of Managers considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital MSCI World Index Fund, and the JNL/Mellon Capital Information Technology Sector Fund for which a summary schedule of investments was provided in the Annual Report dated December 31, 2018, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 99.8%
1-800-Flowers.com Inc. - Class A (a)	11	129
Aaron's Inc.	30	1,251
Abercrombie & Fitch Co. - Class A	30	600
Acushnet Holdings Corp.	15	313
Adient Plc (b)	39	590
Adtalem Global Education Inc. (a)	26	1,219
Advance Auto Parts Inc.	32	5,044
Amazon.com Inc. (a)	179	269,109
American Axle & Manufacturing Holdings Inc. (a) (b)	49	547
American Eagle Outfitters Inc.	73	1,401
American Outdoor Brands Corp. (a)	24	309
American Public Education Inc. (a)	7	206
America's Car-Mart Inc. (a)	3	209
Aptiv Plc (b)	115	7,053
ARAMARK Corp.	107	3,096
Asbury Automotive Group Inc. (a)	9	599
Ascena Retail Group Inc. (a)	61	152
At Home Group Inc. (a) (b)	20	366
Autoliv Inc.	38	2,641
AutoNation Inc. (a)	23	823
AutoZone Inc. (a)	11	9,593
Barnes & Noble Education Inc. (a)	13	52
Barnes & Noble Inc.	24	171
BBX Capital Corp. - Class A	28	160
Beazer Homes USA Inc. (a)	14	134
Bed Bath & Beyond Inc. (b)	62	700
Belmond Ltd. - Class A (a)	35	882
Best Buy Co. Inc.	109	5,760
Big Lots Inc.	18	515
Biglari Holdings Inc. - Class B (a)	—	37
BJ's Restaurants Inc.	9	469
Bloomin' Brands Inc.	35	621
Bojangles' Inc. (a)	8	131
Booking Holdings Inc. (a)	21	35,322
Boot Barn Holdings Inc. (a)	12	210
BorgWarner Inc.	90	3,133
Boyd Gaming Corp.	36	739
Bright Horizons Family Solutions Inc. (a) (b)	24	2,650
Brinker International Inc. (b)	17	759
Brunswick Corp.	38	1,743
Buckle Inc. (b)	13	251
Burlington Stores Inc. (a)	29	4,732
Caesars Entertainment Corp. (a) (b)	255	1,731
Caleres Inc.	19	531
Callaway Golf Co.	42	638
Camping World Holdings Inc. - Class A (b)	15	169
Career Education Corp. (a)	31	352
Carmax Inc. (a) (b)	76	4,770
Carnival Plc	184	9,058
Carriage Services Inc.	8	125
Carrol's Restaurant Group Inc. (a)	15	151
Carter's Inc. (b)	20	1,639
Cato Corp. - Class A	10	144
Cavco Industries Inc. (a)	4	496
Century Communities Inc. (a)	10	172
Cheesecake Factory Inc. (b)	19	810
Chegg Inc. (a)	42	1,186
Chico's FAS Inc.	56	312
Childrens Place Retail Stores Inc.	7	652
Chipotle Mexican Grill Inc. (a) (b)	11	4,653
Choice Hotels International Inc.	16	1,135
Churchill Downs Inc.	5	1,281
Chuy's Holdings Inc. (a)	7	133
Citi Trends Inc.	5	108
Columbia Sportswear Co.	14	1,141
Conn's Inc. (a) (b)	9	171
Container Store Group Inc. (a)	9	41
Cooper Tire & Rubber Co.	22	715
Cooper-Standard Holding Inc. (a) (b)	8	489
	Shares/Par[1]	Value ($)
Core-Mark Holding Co. Inc.	20	472
Cracker Barrel Old Country Store Inc. (b)	8	1,322
Crocs Inc. (a)	29	763
D.R. Horton Inc.	155	5,369
Dana Holding Corp.	62	843
Darden Restaurants Inc.	54	5,358
Dave & Buster's Entertainment Inc.	17	741
Deckers Outdoor Corp. (a)	12	1,493
Del Taco Restaurants Inc. (a)	13	129
Delphi Technologies Plc	39	561
Denny's Corp. (a)	28	454
Dick's Sporting Goods Inc. (b)	33	1,028
Dillard's Inc. - Class A (b)	6	346
Dine Brands Global Inc.	7	500
Dollar General Corp. (b)	115	12,387
Dollar Tree Inc. (a)	103	9,300
Domino's Pizza Inc.	17	4,247
Dorman Products Inc. (a)	12	1,094
DSW Inc. - Class A	29	719
Duluth Holdings Inc. - Class B (a) (b)	8	212
Dunkin' Brands Group Inc.	36	2,325
eBay Inc. (a)	406	11,388
El Pollo Loco Holdings Inc. (a)	10	155
Eldorado Resorts Inc. (a) (b)	21	770
Ethan Allen Interiors Inc.	11	196
Etsy Inc. (a)	47	2,223
Expedia Group Inc.	53	5,993
Express Inc. (a)	30	151
Extended Stay America Inc. - Class B	81	1,260
Fiesta Restaurant Group Inc. (a)	11	168
Five Below Inc. (a)	24	2,468
Floor & Decor Holdings Inc. (a) (b)	26	667
Foot Locker Inc.	50	2,671
Ford Motor Co.	1,605	12,280
Fossil Group Inc. (a) (b)	20	309
Fox Factory Holding Corp. (a)	16	954
Frontdoor Inc. (a)	30	808
GameStop Corp. - Class A (b)	45	568
Gap Inc. (b)	100	2,584
Garmin Ltd.	49	3,097
Garrett Motion Inc. (a)	33	407
General Motors Co.	548	18,341
Genesco Inc. (a)	9	390
Gentex Corp.	117	2,357
Gentherm Inc. (a)	16	644
Genuine Parts Co.	63	6,095
G-III Apparel Group Ltd. (a)	18	515
GNC Holdings Inc. - Class A (a) (b)	36	86
Golden Entertainment Inc. (a) (b)	9	136
Goodyear Tire & Rubber Co.	103	2,096
GoPro Inc. - Class A (a) (b)	50	211
Graham Holdings Co.	2	1,207
Grand Canyon Education Inc. (a) (b)	21	2,009
Green Brick Partners Inc. (a)	11	82
Group 1 Automotive Inc.	8	440
Groupon Inc. - Class A (a)	201	642
GrubHub Inc. (a)	39	3,000
Guess Inc.	27	557
H&R Block Inc. (b)	89	2,260
Hamilton Beach Brands Holding Co.	3	76
HanesBrands Inc.	156	1,956
Harley-Davidson Inc. (b)	72	2,439
Hasbro Inc.	52	4,218
Haverty Furniture Cos. Inc.	8	151
Helen of Troy Ltd. (a)	11	1,493
Hibbett Sports Inc. (a) (b)	8	120
Hilton Grand Vacations Inc. (a)	42	1,101
Hilton Worldwide Holdings Inc.	123	8,803
Home Depot Inc.	494	84,948
Hooker Furniture Corp.	5	121
Houghton Mifflin Harcourt Co. (a)	46	411
Installed Building Products Inc. (a)	10	329
International Speedway Corp. - Class A	11	473
iRobot Corp. (a) (b)	12	983
J.C. Penney Co. Inc. (a) (b)	132	137

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

1

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Jack in the Box Inc.	12	906
K12 Inc. (a) (b)	15	368
KB Home	35	666
Kohl's Corp.	72	4,774
Lands' End Inc. (a) (b)	5	71
Las Vegas Sands Corp.	171	8,876
Laureate Education Inc. - Class A (a) (b)	41	629
La-Z-Boy Inc.	21	571
LCI Industries	11	744
Lear Corp.	28	3,477
Leggett & Platt Inc.	56	2,021
Lennar Corp. - Class A	126	4,938
LGI Homes Inc. (a) (b)	9	384
Liberty Expedia Holdings Inc. - Class A (a)	23	912
Limited Brands Inc. (b)	102	2,610
Lindblad Expeditions Holdings Inc. (a)	11	150
Lithia Motors Inc. - Class A	10	749
LKQ Corp. (a) (b)	138	3,274
Lowe's Cos. Inc.	350	32,357
Lululemon Athletica Inc. (a)	43	5,221
Lumber Liquidators Holdings Inc. (a) (b)	13	120
M/I Homes Inc. (a)	13	265
Macy's Inc.	132	3,934
Marine Products Corp.	4	64
MarineMax Inc. (a)	12	218
Marriott International Inc. - Class A	127	13,821
Marriott Vacations Worldwide Corp.	17	1,216
MasterCraft Boat Holdings Inc. (a)	8	154
Mattel Inc. (a) (b)	149	1,485
McDonald's Corp.	335	59,523
MDC Holdings Inc.	20	560
MercadoLibre Inc.	18	5,312
Meritage Homes Corp. (a)	17	626
MGM Resorts International	221	5,361
Michael Kors Holdings Ltd. (a)	64	2,430
Michaels Cos. Inc. (a) (b)	45	615
Modine Manufacturing Co. (a)	22	242
Mohawk Industries Inc. (a) (b)	27	3,203
Monarch Casino & Resort Inc. (a)	6	211
Monro Inc.	14	980
Motorcar Parts of America Inc. (a) (b)	8	139
Movado Group Inc.	7	219
Murphy USA Inc. (a)	13	1,008
National Vision Holdings Inc. (a)	28	791
Nautilus Inc. (a)	13	146
Newell Brands Inc.	203	3,779
Nike Inc. - Class B	553	41,014
Noodles & Co. - Class A (a)	9	61
Nordstrom Inc.	50	2,345
Norwegian Cruise Line Holdings Ltd. (a)	95	4,026
NutriSystem Inc.	13	570
NVR Inc. (a)	2	3,641
Office Depot Inc.	220	568
Ollie's Bargain Outlet Holdings Inc. (a)	23	1,522
O'Reilly Automotive Inc. (a)	35	11,972
Overstock.com Inc. (a) (b)	10	130
Oxford Industries Inc. (b)	7	531
Papa John's International Inc. (b)	10	417
Party City Holdco Inc. (a) (b)	26	255
Penn National Gaming Inc. (a)	48	895
Penske Automotive Group Inc.	17	680
PetMed Express Inc. (b)	9	212
Planet Fitness Inc. - Class A (a) (b)	38	2,048
Playa Hotels & Resorts NV (a)	26	186
PlayAGS Inc. (a)	11	257
Polaris Industries Inc.	26	1,964
Pool Corp. (b)	17	2,577
Potbelly Corp. (a)	8	67
Pulte Homes Inc.	117	3,028
PVH Corp.	33	3,094
Quotient Technology Inc. (a)	36	381
Qurate Retail Group Inc. - Class A (a)	187	3,650
Ralph Lauren Corp. - Class A	24	2,453
Red Robin Gourmet Burgers Inc. (a)	6	153
Red Rock Resorts Inc. - Class A	31	624
	Shares/Par[1]	Value ($)
Regis Corp. (a)	13	227
Rent-A-Center Inc. (a)	18	287
RH (a) (b)	8	1,000
Ross Stores Inc.	163	13,523
Royal Caribbean Cruises Ltd.	72	7,073
Ruth's Hospitality Group Inc.	13	292
Sally Beauty Holdings Inc. (a) (b)	51	876
Scientific Games Corp. - Class A (a) (b)	24	433
SeaWorld Entertainment Inc. (a) (b)	23	514
Service Corp. International	78	3,148
ServiceMaster Global Holdings Inc. (a) (b)	59	2,158
Shake Shack Inc. - Class A (a) (b)	12	527
Shoe Carnival Inc. (b)	5	167
Shutterfly Inc. (a)	14	565
Shutterstock Inc.	8	306
Signet Jewelers Ltd. (b)	25	804
Six Flags Entertainment Corp.	31	1,719
Skechers U.S.A. Inc. - Class A (a)	58	1,331
Skyline Corp.	15	219
Sleep Number Corp. (a)	15	489
Sonic Automotive Inc. - Class A	10	140
Sonos Inc. (a) (b)	9	87
Sotheby's (a)	17	679
Speedway Motorsports Inc.	4	71
Stamps.com Inc. (a)	7	1,157
Standard Motor Products Inc.	9	432
Starbucks Corp.	583	37,533
Steven Madden Ltd.	36	1,086
Stoneridge Inc. (a)	12	295
Strategic Education Inc.	9	1,053
Sturm Ruger & Co. Inc.	8	410
Superior Industries International Inc.	8	38
Tailored Brands Inc.	22	300
Tapestry Inc.	124	4,185
Target Corp.	216	14,266
Taylor Morrison Home Corp. - Class A (a)	51	818
Tempur Sealy International Inc. (a) (b)	20	819
Tenneco Inc.	23	622
Tesla Inc. (a)	55	18,387
Texas Roadhouse Inc. (b)	29	1,754
Thor Industries Inc.	23	1,179
Tiffany & Co.	48	3,849
Tile Shop Holdings Inc.	17	96
TJX Cos. Inc.	536	23,990
Toll Brothers Inc.	61	1,997
TopBuild Corp. (a)	16	708
Tower International Inc.	9	216
Tractor Supply Co.	52	4,376
TRI Pointe Homes Inc. (a) (b)	64	702
Tupperware Brands Corp.	22	697
Ulta Beauty Inc. (a) (b)	25	6,014
Under Armour Inc. - Class A (a) (b)	80	1,416
Under Armour Inc. - Class C (a)	82	1,328
Unifi Inc. (a)	7	157
Universal Electronics Inc. (a)	6	154
Urban Outfitters Inc. (a)	33	1,091
Vail Resorts Inc.	18	3,689
Veoneer Inc. (a) (b)	35	835
Vera Bradley Inc. (a) (b)	9	81
VF Corp.	145	10,374
Vista Outdoor Inc. (a)	25	288
Visteon Corp. (a) (b)	13	756
Wayfair Inc. - Class A (a) (b)	25	2,212
Weight Watchers International Inc. (a)	17	657
Wendy's Co.	82	1,274
Whirlpool Corp.	28	2,979
William Lyon Homes - Class A (a)	13	135
Williams-Sonoma Inc. (b)	35	1,767
Wingstop Inc.	12	795
Winmark Corp.	1	177
Winnebago Industries Inc.	13	320
Wolverine World Wide Inc.	41	1,305
Wyndham Destinations Inc.	43	1,540
Wyndham Hotels & Resorts Inc.	43	1,964
Wynn Resorts Ltd.	42	4,163

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

2

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Yum! Brands Inc.	137	12,591
Zumiez Inc. (a)	8	162
Total Common Stocks (cost $1,017,281)		1,130,096
RIGHTS 0.0%
Nexstar Broadcasting Inc. (a) (c)	27	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 4.0%
Securities Lending Collateral 4.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (d) (e)	44,860	44,860
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (f) (g)	130	129
Total Short Term Investments (cost $44,989)		44,989
Total Investments 103.8% (cost $1,062,270)		1,175,088
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net (3.8)%		(43,313)
Total Net Assets 100.0%		1,131,789

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital Energy Sector Fund
COMMON STOCKS 99.7%
Energy 99.4%
Anadarko Petroleum Corp.	436	19,132
Antero Resources Corp. (a)	176	1,656
Antero Resources Midstream Management LLC (b)	64	719
Apache Corp. (b)	326	8,568
Apergy Corp. (a)	66	1,797
Arch Coal Inc. - Class A	15	1,279
Archrock Inc.	111	833
Baker Hughes a GE Co. LLC - Class A	428	9,195
Basic Energy Services Inc. (a)	16	62
Berry Petroleum Co. (b)	13	117
Bonanza Creek Energy Inc. (a)	13	272
C&J Energy Services Inc. (a)	53	721
Cabot Oil & Gas Corp.	374	8,353
Cactus Inc. - Class A (a)	31	863
California Resources Corp. (a) (b)	38	654
Callon Petroleum Co. (a) (b)	191	1,237
Carrizo Oil & Gas Inc. (a) (b)	78	880
Centennial Resource Development Inc. - Class A (a) (b)	136	1,495
Chaparral Energy Inc. - Class A (a)	28	139
Cheniere Energy Inc. (a)	180	10,650
Chesapeake Energy Corp. (a) (b)	782	1,641
Chevron Corp.	1,631	177,472
Cimarex Energy Co.	81	5,008
Clean Energy Fuels Corp. (a)	100	172
CNX Resources Corp. (a)	143	1,636
Concho Resources Inc. (a)	171	17,545
ConocoPhillips Co.	990	61,701
CONSOL Energy Inc. (a)	19	608
Continental Resources Inc. (a)	80	3,210
Core Laboratories NV (b)	38	2,258
Covia Holdings Corp. (a)	28	95
CVR Energy Inc.	26	886
Delek US Holdings Inc.	68	2,213
Denbury Resources Inc. (a) (b)	409	699
Devon Energy Corp.	434	9,784
Diamond Offshore Drilling Inc. (a) (b)	60	562
	Shares/Par[1]	Value ($)
Diamondback Energy Inc.	133	12,286
Dril-Quip Inc. (a) (b)	32	968
Eclipse Resources Corp. (a)	75	79
EnLink Midstream LLC (b)	55	521
Ensco Plc - Class A (b)	374	1,330
EOG Resources Inc.	493	43,020
EQT Corp. (b)	226	4,262
Equitrans Midstream Corp. (a)	191	3,821
Exterran Corp. (a)	28	487
Extraction Oil & Gas Inc. (a) (b)	92	396
Exxon Mobil Corp.	3,604	245,782
Forum Energy Technologies Inc. (a)	59	242
Frank's International NV (a) (b)	65	339
FTS International Inc. (a)	18	127
Gran Tierra Energy Inc. (a)	325	706
Green Plains Renewable Energy Inc. (b)	33	430
Gulfport Energy Corp. (a) (b)	134	877
Halcon Resources Corp. (a) (b)	108	184
Halliburton Co.	750	19,930
Helix Energy Solutions Group Inc. (a) (b)	122	658
Helmerich & Payne Inc.	93	4,435
Hess Corp.	229	9,257
HighPoint Resources Corp. (a)	99	246
HollyFrontier Corp.	143	7,305
International Seaways Inc. (a)	17	280
Jagged Peak Energy Inc. (a) (b)	46	415
Keane Group Inc. (a)	44	358
Kinder Morgan Inc.	1,692	26,025
KLX Energy Services Holdings Inc. (a)	18	425
Kosmos Energy Ltd. (a)	201	816
Laredo Petroleum Holdings Inc. (a)	137	495
Mammoth Energy Services Inc.	8	146
Marathon Oil Corp.	725	10,403
Marathon Petroleum Corp.	588	34,723
Matador Resources Co. (a)	89	1,386
Matrix Service Co. (a)	23	417
McDermott International Inc. (a)	153	999
Murphy Oil Corp.	141	3,286
Nabors Industries Ltd.	289	577
National Oilwell Varco Inc.	327	8,392
Natural Gas Services Group Inc. (a)	12	191
NCS Multistage Holdings Inc. (a)	10	50
Newfield Exploration Co. (a)	170	2,488
Newpark Resources Inc. (a)	77	532
Nine Energy Service Inc. (a)	14	316
Noble Corp. Plc (a)	210	549
Noble Energy Inc.	409	7,677
Northern Oil and Gas Inc. (a) (b)	98	220
Oasis Petroleum Inc. (a)	230	1,272
Occidental Petroleum Corp.	651	39,978
Oceaneering International Inc. (a) (b)	84	1,017
Oil States International Inc. (a) (b)	48	688
ONEOK Inc.	350	18,909
Par Pacific Holdings Inc. (a)	24	345
Parsley Energy Inc. - Class A (a)	213	3,397
Patterson-UTI Energy Inc. (b)	188	1,944
PBF Energy Inc. - Class A	96	3,125
PDC Energy Inc. (a)	56	1,680
Peabody Energy Corp.	66	2,024
Penn Virginia Corp. (a)	9	462
Phillips 66	376	32,366
Pioneer Natural Resources Co.	145	19,099
Plains GP Holdings LP - Class A (a)	128	2,566
ProPetro Holding Corp. (a)	64	794
QEP Resources Inc. (a)	202	1,139
Range Resources Corp. (b)	212	2,027
Renewable Energy Group Inc. (a) (b)	29	749
Resolute Energy Corp. (a)	17	496
REX Stores Corp. (a)	5	343
Ring Energy Inc. (a)	49	248
Rowan Cos. Plc - Class A (a)	103	864
RPC Inc. (b)	56	548
SandRidge Energy Inc. (a)	20	152
Schlumberger Ltd.	1,179	42,532
SEACOR Holdings Inc. (a)	15	557

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

3

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Select Energy Services Inc. - Class A (a) (b)	38	241
SemGroup Corp. - Class A (b)	51	704
SM Energy Co.	90	1,399
Southwestern Energy Co. (a)	502	1,713
SRC Energy Inc. (a)	206	971
Superior Energy Services Inc. (a)	131	439
Tallgrass Energy GP LP - Class A (b)	131	3,193
Talos Energy Inc. (a)	18	294
Targa Resources Corp.	191	6,881
TechnipFMC Plc (b)	366	7,159
Tellurian Inc. (a) (b)	70	489
Tetra Technologies Inc. (a)	105	176
Tidewater Inc. (a) (b)	25	482
Transocean Ltd. (a) (b)	437	3,035
Ultra Petroleum Corp. (a)	127	96
Unit Corp. (a)	47	669
US Silica Holdings Inc. (b)	66	672
Valero Energy Corp.	364	27,298
W&T Offshore Inc. (a) (b)	84	348
Weatherford International Plc (a) (b)	870	487
Whiting Petroleum Corp. (a)	78	1,768
WildHorse Resource Development Corp. (a)	22	310
Williams Cos. Inc.	1,031	22,744
World Fuel Services Corp.	58	1,247
WPX Energy Inc. (a) (b)	354	4,019
		1,079,121
Financials 0.3%
Texas Pacific Land Trust	5	2,840
Total Common Stocks (cost $1,439,977)		1,081,961
SHORT TERM INVESTMENTS 3.0%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.31% (c) (d)	6,558	6,558
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (c) (d)	26,242	26,242
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (e) (f)	245	244
Total Short Term Investments (cost $33,044)		33,044
Total Investments 102.7% (cost $1,473,021)		1,115,005
Other Derivative Instruments 0.0%		26
Other Assets and Liabilities, Net (2.7)%		(29,200)
Total Net Assets 100.0%		1,085,831

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital Financial Sector Fund
COMMON STOCKS 99.8%
Financials 98.9%
1st Source Corp.	6	248
Access National Corp.	6	118
Affiliated Managers Group Inc.	19	1,840
Aflac Inc.	266	12,141
AG Mortgage Investment Trust Inc.	10	153
Alleghany Corp.	5	3,240
Allegiance Bancshares Inc. (a)	4	143
Allstate Corp.	120	9,956
Ally Financial Inc.	148	3,353
Amalgamated Bank - Class A	3	63
Ambac Financial Group Inc. (a)	15	266
American Equity Investment Life Holding Co.	29	811
American Express Co.	254	24,243
American Financial Group Inc.	26	2,372
American International Group Inc.	309	12,190
American National Insurance Co.	3	355
Ameriprise Financial Inc.	49	5,122
	Shares/Par[1]	Value ($)
Ameris Bancorp	13	420
Amerisafe Inc.	7	384
Annaly Capital Management Inc.	447	4,385
Anworth Mortgage Asset Corp.	33	133
Aon Plc - Class A	84	12,242
Arch Capital Group Ltd. (a)	141	3,762
Ares Management Corp. - Class A	32	565
Argo Group International Holdings Ltd.	12	823
Arlington Asset Investment Corp. - Class A (b)	10	70
Arrow Financial Corp.	4	142
Arthur J Gallagher & Co.	64	4,697
Artisan Partners Asset Management Inc. - Class A	19	412
Aspen Insurance Holdings Ltd.	20	851
Associated Bancorp	61	1,198
Associated Capital Group Inc. - Class A (b)	1	18
Assurant Inc.	18	1,648
Assured Guaranty Ltd.	37	1,427
Athene Holding Ltd. - Class A (a)	54	2,155
Atlantic Capital Bancshares Inc. (a)	8	134
AXA Equitable Holdings Inc.	81	1,350
Axis Capital Holdings Ltd.	29	1,487
Axos Financial Inc. (a) (b)	21	516
B. Riley & Co. LLC	5	71
Banc of California Inc.	15	199
BancFirst Corp.	6	276
Bancorp Inc. (a)	20	156
BancorpSouth Bank	32	834
Bank of America Corp.	3,300	81,315
Bank of Hawaii Corp.	15	1,011
Bank of Marin Bancorp	4	179
Bank of New York Mellon Corp. (c)	347	16,346
Bank OZK (b)	43	981
BankUnited Inc.	38	1,126
Banner Corp.	12	619
Bar Harbor Bankshares	6	136
BB&T Corp.	269	11,643
Beneficial Bancorp Inc.	25	354
Berkshire Hathaway Inc. - Class B (a)	451	92,145
Berkshire Hills Bancorp Inc.	14	369
BGC Partners Inc. - Class A	86	445
BlackRock Inc.	42	16,328
Blackstone Mortgage Trust Inc. - Class A (b)	38	1,222
Blucora Inc. (a)	16	425
Blue Hills Bancorp Inc.	9	189
BOK Financial Corp.	11	839
Boston Private Financial Holdings Inc.	30	321
Bridge Bancorp Inc.	6	142
Brighthouse Financial Inc. (a)	37	1,126
BrightSphere Investment Group Plc	30	326
Brookline Bancorp Inc. (b)	29	402
Brown & Brown Inc.	83	2,291
Bryn Mawr Bank Corp.	6	221
Byline Bancorp Inc. (a)	6	93
Cadence Bancorp LLC - Class A	25	418
Camden National Corp.	6	205
Cannae Holdings Inc. (a)	23	393
Capital One Financial Corp.	166	12,553
Capitol Federal Financial Inc.	47	597
Carolina Financial Corp.	7	208
Cathay General Bancorp	28	927
CBOE Global Markets Inc.	39	3,827
CBTX Inc. (b)	7	195
CenterState Bank Corp.	29	613
Central Pacific Financial Corp.	11	259
Charles Schwab Corp.	422	17,540
Chemical Financial Corp.	24	890
Chubb Ltd.	161	20,837
Cincinnati Financial Corp.	54	4,187
CIT Group Inc.	40	1,528
Citigroup Inc.	875	45,553
Citizens Financial Group Inc.	165	4,894
Citizens Inc. - Class A (a) (b)	18	139
City Holdings Co.	5	366
CME Group Inc.	124	23,417
CNO Financial Group Inc.	56	833

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

4

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Cohen & Steers Inc.	7	224
Colony Credit Real Estate Inc. - Class A (b)	28	442
Columbia Banking System Inc.	26	945
Columbia Financial Inc. (a)	16	241
Comerica Inc.	60	4,121
Commerce Bancshares Inc.	35	1,953
Community Bank System Inc.	18	1,044
Community Trust Bancorp Inc.	5	208
ConnectOne Bancorp Inc.	12	223
Cowen Inc. - Class A (a) (b)	9	118
Crawford & Co. - Class A	5	47
Credit Acceptance Corp. (a) (b)	4	1,533
Cullen/Frost Bankers Inc. (b)	21	1,883
Curo Health Services Holdings Corp. (a)	5	45
Customers Bancorp Inc. (a)	11	207
CVB Financial Corp. (b)	38	763
Diamond Hill Investment Group Inc.	1	171
Dime Community Bancshares Inc.	12	205
Discover Financial Services	119	7,024
Donegal Group Inc. - Class A	2	29
Donnelley Financial Solutions Inc. (a)	13	182
E*TRADE Financial Corp.	90	3,959
Eagle Bancorp Inc. (a)	11	559
East West Bancorp Inc.	51	2,213
Eaton Vance Corp.	42	1,467
eHealth Inc. (a)	6	213
EMC Insurance Group Inc.	3	87
Employer Holdings Inc.	12	486
Encore Capital Group Inc. (a) (b)	9	219
Enova International Inc. (a)	11	210
Enstar Group Ltd. (a)	4	597
Enterprise Financial Services Corp.	8	311
Equity Bancshares Inc. - Class A (a)	5	170
Erie Indemnity Co. - Class A	9	1,153
Essent Group Ltd. (a)	31	1,077
Evercore Inc. - Class A	15	1,047
Everest Re Group Ltd.	14	3,086
Exantas Capital Corp.	9	89
EzCorp Inc. - Class A (a)	20	156
FactSet Research Systems Inc.	13	2,650
FB Financial Corp.	6	208
FBL Financial Group Inc. - Class A	4	274
FCB Financial Holdings Inc. - Class A (a)	17	560
Federal Agricultural Mortgage Corp. - Class C	3	186
Federated Investors Inc. - Class B	33	889
FGL Holdings Co. (a)	48	320
Fidelity National Financial Inc.	97	3,036
Fidelity Southern Corp.	7	187
Fifth Third Bancorp	232	5,452
Financial Institutions Inc.	5	126
First American Financial Corp.	38	1,717
First Bancorp Inc.	10	339
First Bancorp Inc.	74	638
First Bancshares Inc.	4	128
First Busey Corp.	16	396
First Citizens BancShares Inc. - Class A	2	889
First Commonwealth Financial Corp.	36	439
First Community Bancshares Inc.	6	173
First Defiance Financial Corp.	7	161
First Financial Bancorp	34	816
First Financial Bankshares Inc. (b)	19	1,084
First Financial Corp.	3	135
First Foundation Inc. (a)	12	148
First Hawaiian Inc.	41	925
First Horizon National Corp. (b)	108	1,427
First Interstate BancSystem Inc. - Class A	13	470
First Merchants Corp.	17	567
First Mid-Illinois Bancshares Inc.	4	132
First Midwest Bancorp Inc.	37	727
First of Long Island Corp.	9	170
First Republic Bank	56	4,902
FirstCash Inc. (b)	16	1,127
Flagstar Bancorp Inc. (a)	12	312
Flushing Financial Corp.	9	189
FNB Corp.	116	1,137
	Shares/Par[1]	Value ($)
Franklin Financial Network Inc. (a) (b)	5	137
Franklin Resources Inc. (b)	109	3,244
Fulton Financial Corp.	63	968
GAMCO Investors Inc. - Class A	2	39
Genworth Financial Inc. - Class A (a)	175	813
German American Bancorp Inc.	7	203
Glacier Bancorp Inc.	29	1,161
Global Indemnity Ltd. - Class A	2	70
Goldman Sachs Group Inc.	125	20,863
Granite Point Mortgage Trust Inc.	15	278
Great Southern Bancorp Inc.	4	190
Great Western Bancorp Inc.	21	658
Green Bancorp Inc.	10	167
Green Dot Corp. - Class A (a)	16	1,307
Greenhill & Co. Inc. (b)	8	199
Greenlight Capital Re Ltd. - Class A (a)	9	82
Guaranty Bancorp	10	200
Hancock Whitney Co.	30	1,045
Hanmi Financial Corp.	12	245
Hanover Insurance Group Inc.	15	1,752
HarborOne Bancorp Inc. (a)	4	61
Hartford Financial Services Group Inc.	125	5,565
HCI Group Inc. (b)	2	112
Heartland Financial USA Inc.	11	485
Heritage Commerce Corp.	14	157
Heritage Financial Corp.	13	382
Heritage Insurance Holdings Inc.	9	140
Hilltop Holdings Inc.	25	454
Home Bancshares Inc.	55	894
HomeStreet Inc. (a)	8	181
HomeTrust Bancshares Inc.	6	162
Hope Bancorp Inc.	44	519
Horace Mann Educators Corp.	14	531
Horizon Bancorp Inc.	12	192
Houlihan Lokey Inc. - Class A	12	459
Huntington Bancshares Inc.	384	4,578
IberiaBank Corp.	20	1,268
Independence Holding Co.	2	63
Independent Bank Corp.	9	181
Independent Bank Corp.	10	692
Independent Bank Group Inc. (b)	6	272
Interactive Brokers Group Inc.	24	1,325
Intercontinental Exchange Inc.	199	14,999
International Bancshares Corp.	19	650
INTL FCStone Inc. (a)	5	194
Invesco Ltd.	142	2,379
Investment Technology Group Inc.	11	329
Investors Bancorp Inc. (b)	91	941
James River Group Holdings Ltd.	11	399
Janus Henderson Group Plc	68	1,400
Jefferies Financial Group Inc.	104	1,810
JPMorgan Chase & Co.	1,169	114,118
Kearny Financial Corp.	32	405
Kemper Corp.	19	1,253
KeyCorp	365	5,392
Kinsale Capital Group Inc.	7	394
KKR Real Estate Finance Trust Inc.	7	131
Ladder Capital Corp. - Class A	27	419
Ladenburg Thalmann Financial Services Inc.	35	82
Lakeland Bancorp Inc.	15	226
Lakeland Financial Corp.	8	328
LegacyTexas Financial Group Inc.	15	485
Legg Mason Inc.	31	779
LendingClub Corp. (a)	100	263
LendingTree Inc. (a) (b)	3	637
Lincoln National Corp.	76	3,890
Live Oak Bancshares Inc.	10	145
Loews Corp.	94	4,280
LPL Financial Holdings Inc.	31	1,883
Luther Burbank Corp.	6	52
M&T Bank Corp.	47	6,795
Maiden Holdings Ltd.	26	43
Markel Corp. (a)	5	5,015
MarketAxess Holdings Inc.	13	2,759
Marsh & McLennan Cos. Inc.	175	13,982

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

5

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
MB Financial Inc.	30	1,188
MBIA Inc. (a) (b)	33	293
Mercantile Bank Corp.	5	153
Merchants Bancorp Inc.	3	59
Mercury General Corp.	9	474
Meridian Bancorp Inc.	20	281
Meta Financial Group Inc.	11	210
MetLife Inc.	293	12,050
MFA Financial Inc.	154	1,032
MGIC Investment Corp. (a)	128	1,334
Midland States Bancorp Inc.	8	169
Moelis & Co. - Class A	16	566
Moody's Corp.	60	8,434
Morgan Stanley	456	18,062
Morningstar Inc.	7	761
Mr. Cooper Group Inc. (a)	26	306
MSCI Inc.	31	4,570
NASDAQ Inc.	40	3,284
National Bank Holdings Corp. - Class A	9	278
National Commerce Corp. (a)	5	177
National General Holdings Corp.	23	568
National Western Life Group Inc. - Class A	1	239
Navient Corp.	85	748
Navigators Group Inc.	8	553
NBT Bancorp Inc.	16	551
Nelnet Inc. - Class A	8	398
New York Community Bancorp Inc. (b)	171	1,612
Nicolet Bankshares Inc. (a)	3	153
NMI Holdings Inc. - Class A (a)	21	369
Northern Trust Corp.	74	6,175
Northfield Bancorp Inc.	16	223
Northwest Bancshares Inc.	34	571
OceanFirst Financial Corp.	14	306
Ocwen Financial Corp. (a) (b)	36	48
OFG Bancorp	17	274
Old Line Bancshares Inc.	4	115
Old National Bancorp (b)	46	712
Old Republic International Corp.	101	2,083
On Deck Capital Inc. (a)	11	66
OneMain Holdings Inc. (a)	29	693
Opus Bank	11	213
Origin Bancorp Inc.	6	205
Oritani Financial Corp.	16	230
Pacific Premier Bancorp Inc. (a)	18	471
PacWest Bancorp (b)	43	1,437
Park National Corp. (b)	5	402
Peapack Gladstone Financial Corp.	5	135
Peoples Bancorp Inc.	6	180
People's United Financial Inc.	132	1,903
People's Utah Bancorp	6	174
Pinnacle Financial Partners Inc. (b)	26	1,209
Piper Jaffray Cos. (b)	5	347
PJT Partners Inc. - Class A	7	257
PNC Financial Services Group Inc.	162	18,898
Popular Inc.	36	1,677
PRA Group Inc. (a) (b)	16	379
Preferred Bank	5	219
Primerica Inc.	15	1,480
Principal Financial Group Inc.	99	4,388
ProAssurance Corp.	19	777
Progressive Corp.	202	12,210
Prosperity Bancshares Inc. (b)	23	1,431
Protective Insurance Corp. - Class B	2	33
Provident Financial Services Inc.	22	530
Prudential Financial Inc.	145	11,802
Pzena Investment Management Inc. - Class A	4	36
QCR Holdings Inc.	5	156
Radian Group Inc.	74	1,213
Raymond James Financial Inc.	46	3,426
Regions Financial Corp.	381	5,103
Reinsurance Group of America Inc.	22	3,083
RenaissanceRe Holdings Ltd. (b)	14	1,884
Renasant Corp.	18	530
Republic Bancorp Inc. - Class A	4	145
Republic First Bancorp Inc. (a)	19	111
	Shares/Par[1]	Value ($)
RLI Corp. (b)	13	914
S&P Global Inc.	87	14,840
S&T Bancorp Inc.	13	483
Safety Insurance Group Inc.	5	405
Sandy Spring Bancorp Inc.	12	364
Seacoast Banking Corp. of Florida (a) (b)	16	427
SEI Investments Co.	46	2,145
Selective Insurance Group Inc.	20	1,229
ServisFirst Bancshares Inc.	16	500
Signature Bank	19	1,981
Simmons First National Corp. - Class A	30	715
SLM Corp. (a)	148	1,234
South State Corp.	13	790
Southside Bancshares Inc. (b)	9	293
State Auto Financial Corp.	6	212
State Bank Financial Corp.	14	299
State Street Corp.	132	8,344
Sterling Bancorp	74	1,221
Sterling Bancorp Inc.	6	44
Stewart Information Services Corp.	8	324
Stifel Financial Corp.	24	1,005
Stock Yards Bancorp Inc.	7	239
SunTrust Banks Inc.	160	8,073
SVB Financial Group (a)	19	3,520
Synchrony Financial	244	5,732
Synovus Financial Corp.	40	1,287
T. Rowe Price Group Inc.	85	7,806
TCF Financial Corp.	55	1,070
TD Ameritrade Holding Corp.	98	4,805
Texas Capital Bancshares Inc. (a)	18	915
TFS Financial Corp. (b)	18	286
Third Point Reinsurance Ltd. (a)	25	238
Tompkins Financial Corp.	5	385
Torchmark Corp.	37	2,773
Towne Bank	23	548
TPG RE Finance Trust Inc.	12	214
Travelers Cos. Inc.	93	11,158
Trico Bancshares	10	326
Tristate Capital Holdings Inc. (a)	8	159
Triumph Bancorp Inc. (a)	8	243
Trupanion Inc. (a) (b)	9	223
TrustCo Bank Corp.	36	248
Trustmark Corp. (b)	23	640
Two Harbors Investment Corp.	88	1,127
U.S. Bancorp	538	24,577
UMB Financial Corp. (b)	16	974
Umpqua Holdings Corp.	75	1,199
Union Bankshares Corp. (b)	21	597
United Bankshares Inc. (b)	36	1,113
United Community Banks Inc.	26	560
United Community Financial Corp.	17	153
United Financial Bancorp Inc.	18	259
United Fire Group Inc.	7	383
United Insurance Holdings Corp.	10	165
Universal Insurance Holdings Inc.	11	409
Univest Corp. of Pennsylvania	10	224
Unum Group	76	2,243
Valley National Bancorp (b)	111	983
Veritex Holdings Inc. (a) (b)	6	128
Virtu Financial Inc. - Class A	17	434
Virtus Investment Partners Inc.	3	205
Voya Financial Inc.	56	2,262
Waddell & Reed Financial Inc. - Class A (b)	29	526
Walker & Dunlop Inc.	10	443
Washington Federal Inc.	28	749
Washington Trust Bancorp Inc.	6	263
Waterstone Financial Inc.	9	145
Webster Financial Corp. (b)	32	1,557
Wells Fargo & Co.	1,591	73,322
WesBanco Inc.	18	670
Westamerica Bancorp (b)	9	513
Western Alliance Bancorp (a)	36	1,402
Westwood Holdings Group Inc.	3	103
White Mountains Insurance Group Ltd.	1	957
Willis Towers Watson Plc	46	6,931

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

6

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Wintrust Financial Corp.	19	1,296
WisdomTree Investments Inc. (b)	45	302
World Acceptance Corp. (a)	3	258
WR Berkley Corp.	34	2,493
WSFS Financial Corp.	10	395
Zions Bancorp	68	2,752
		1,167,377
Real Estate 0.9%
AGNC Investment Corp.	179	3,142
Apollo Commercial Real Estate Finance Inc.	39	650
Arbor Realty Trust Inc. (b)	20	203
ARMOUR Residential REIT Inc.	16	322
Capstead Mortgage Corp.	32	213
Chimera Investment Corp.	67	1,187
Dynex Capital Inc.	20	115
Invesco Mortgage Capital Inc.	39	569
New Residential Investment Corp.	120	1,703
New York Mortgage Trust Inc. (b)	49	287
Pennymac Mortgage Investment Trust	21	394
Ready Capital Corp.	5	67
Redwood Trust Inc.	27	400
Starwood Property Trust Inc.	94	1,852
Western Asset Mortgage Capital Corp.	15	127
		11,231
Total Common Stocks (cost $1,110,599)		1,178,608
RIGHTS 0.0%
First Eagle Holdings Inc. (a) (d)	5	1
Total Rights (cost $1)		1
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.31% (c) (e)	1,189	1,189
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (c) (e)	14,150	14,150
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (f) (g)	270	269
Total Short Term Investments (cost $15,608)		15,608
Total Investments 101.1% (cost $1,126,208)		1,194,217
Other Derivative Instruments 0.0%		31
Other Assets and Liabilities, Net (1.1)%		(13,442)
Total Net Assets 100.0%		1,180,806

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)   The coupon rate represents the yield to maturity.

JNL/Mellon Capital Healthcare Sector Fund
COMMON STOCKS 99.7%
Health Care 99.7%
Abbott Laboratories	1,421	102,763
AbbVie Inc.	1,226	113,054
Abeona Therapeutics Inc. (a) (b)	22	155
Abiomed Inc. (a)	35	11,244
Acadia HealthCare Co. Inc. (a) (b)	73	1,871
ACADIA Pharmaceuticals Inc. (a) (b)	89	1,444
Accelerate Diagnostics Inc. (a) (b)	27	305
Acceleron Pharma Inc. (a) (b)	30	1,284
Accuray Inc. (a)	73	247
Achillion Pharmaceuticals Inc. (a)	94	150
Aclaris Therapeutics Inc. (a)	28	210
	Shares/Par[1]	Value ($)
Acorda Therapeutics Inc. (a) (b)	31	477
Adamas Pharmaceuticals Inc. (a) (b)	15	129
Addus HomeCare Corp. (a)	7	471
Aduro Biotech Inc. (a)	30	80
Aerie Pharmaceuticals Inc. (a)	32	1,160
Agenus Inc. (a) (b)	73	174
AgeX Therapeutics Inc. (a) (b)	—	—
Agilent Technologies Inc.	258	17,436
Agios Pharmaceuticals Inc. (a) (b)	42	1,934
Aimmune Therapeutics Inc. (a) (b)	29	703
Akcea Therapeutics Inc. (a) (b)	15	441
Akebia Therapeutics Inc. (a) (b)	64	352
Akorn Inc. (a)	76	257
Alder Biopharmaceuticals Inc. (a) (b)	51	520
Alexion Pharmaceuticals Inc. (a)	181	17,592
Align Technology Inc. (a)	62	12,897
Alkermes Plc (a)	127	3,735
Allakos Inc. (a) (b)	8	396
Allergan Plc	275	36,759
Allscripts-Misys Healthcare Solutions Inc. (a)	145	1,399
Alnylam Pharmaceuticals Inc. (a) (b)	73	5,314
AMAG Pharmaceuticals Inc. (a)	26	396
Amedisys Inc. (a)	22	2,585
American Renal Associates Holdings Inc. (a) (b)	12	136
AmerisourceBergen Corp.	131	9,757
Amgen Inc.	524	102,046
Amicus Therapeutics Inc. (a) (b)	157	1,501
AMN Healthcare Services Inc. (a)	38	2,167
Amneal Pharmaceuticals Inc. - Class A (a) (b)	35	472
Amphastar Pharmaceuticals Inc. (a)	31	612
AnaptysBio Inc. (a)	13	860
AngioDynamics Inc. (a)	28	570
ANI Pharmaceuticals Inc. (a)	8	338
Anika Therapeutics Inc. (a)	11	385
Antares Pharma Inc. (a) (b)	129	352
Anthem Inc.	211	55,301
Apellis Pharmaceuticals Inc. (a)	31	405
Apollo Medical Holdings Inc. (a) (b)	17	340
Aptinyx Inc. (a) (b)	6	94
Arcus Biosciences Inc. (a) (b)	17	180
Arena Pharmaceuticals Inc. (a)	41	1,599
ArQule Inc. (a)	63	175
Array BioPharma Inc. (a)	165	2,355
Arrowhead Pharmaceuticals Inc. (a) (b)	62	770
Assembly Biosciences Inc. (a)	16	367
Assertio Therapeutics Inc. (a)	51	183
Atara Biotherapeutics Inc. (a)	26	913
athenahealth Inc. (a)	33	4,300
Athenex Inc. (a) (b)	27	346
AtriCure Inc. (a)	25	761
Atrion Corp.	1	862
Audentes Therapeutics Inc. (a) (b)	29	619
Avanos Medical Inc. (a) (b)	38	1,713
AVROBIO Inc. (a) (b)	4	68
AxoGen Inc. (a) (b)	25	516
Baxter International Inc.	411	27,073
Becton Dickinson & Co.	217	48,837
Bellicum Pharmaceuticals Inc. (a)	29	84
BioCryst Pharmaceuticals Inc. (a) (b)	66	534
Biogen Inc. (a)	163	49,105
Biohaven Pharmaceutical Holding Co. Ltd. (a)	16	598
BioMarin Pharmaceutical Inc. (a)	143	12,199
Bio-Rad Laboratories Inc. - Class A (a)	17	3,931
Biospecifics Technologies Corp. (a)	5	293
Bio-Techne Corp.	30	4,384
BioTelemetry Inc. (a)	26	1,550
Biotime Inc. (a) (b)	85	78
Bluebird Bio Inc. (a) (b)	44	4,353
Blueprint Medicines Corp. (a)	32	1,707
Boston Scientific Corp. (a)	1,120	39,595
Bristol-Myers Squibb Co.	1,322	68,704
Brookdale Senior Living Inc. (a)	153	1,027
Bruker Corp.	82	2,444
Cambrex Corp. (a)	26	998
Cantel Medical Corp.	30	2,262

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

7

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Capital Senior Living Corp. (a)	19	127
Cara Therapeutics Inc. (a) (b)	25	330
Cardinal Health Inc.	250	11,136
Cardiovascular Systems Inc. (a)	27	782
CareDx Inc. (a)	23	587
Castlight Health Inc. - Class B (a)	64	139
Catalent Inc. (a)	117	3,655
Celgene Corp. (a)	570	36,523
Centene Corp. (a)	166	19,186
Cerner Corp. (a)	239	12,541
Cerus Corp. (a)	104	526
Charles River Laboratories International Inc. (a)	39	4,371
Chemed Corp.	13	3,715
ChemoCentryx Inc. (a)	16	170
Cigna Corp.	308	58,489
Civitas Solutions Inc. (a)	14	250
Clovis Oncology Inc. (a) (b)	39	698
Codexis Inc. (a)	38	639
Coherus Biosciences Inc. (a)	34	311
Collegium Pharmaceutical Inc. (a) (b)	17	295
Community Health Systems Inc. (a) (b)	72	202
Computer Programs & Systems Inc. (b)	11	264
Concert Pharmaceuticals Inc. (a)	13	163
Conmed Corp.	20	1,283
Cooper Cos. Inc.	40	10,107
Corcept Therapeutics Inc. (a) (b)	85	1,131
Corvel Corp. (a)	8	510
CRISPR Therapeutics AG (a) (b)	15	428
Cross Country Healthcare Inc. (a)	29	213
CryoLife Inc. (a)	26	731
Cutera Inc. (a)	10	167
CVS Health Corp.	1,047	68,583
Cymabay Therapeutics Inc. (a)	47	370
Cytokinetics Inc. (a)	37	233
CytomX Therapeutics Inc. (a)	33	492
Danaher Corp.	510	52,606
DaVita Inc. (a)	108	5,566
Deciphera Pharmaceuticals Inc. (a)	12	258
Denali Therapeutics Inc. (a) (b)	52	1,066
Dentsply Sirona Inc. (b)	180	6,696
Dermira Inc. (a)	27	195
DexCom Inc. (a)	72	8,595
Dicerna Pharmaceuticals Inc. (a) (b)	33	353
Diplomat Pharmacy Inc. (a) (b)	43	572
Dova Pharmaceuticals Inc. (a) (b)	9	68
Dynavax Technologies Corp. (a) (b)	48	444
Eagle Pharmaceuticals Inc. (a) (b)	9	382
Editas Medicine Inc. (a) (b)	29	650
Edwards Lifesciences Corp. (a)	170	25,992
Eli Lilly & Co.	783	90,588
Emergent BioSolutions Inc. (a) (b)	34	2,002
Enanta Pharmaceuticals Inc. (a)	12	866
Encompass Health Corp.	80	4,912
Endo International Plc (a)	164	1,194
Ensign Group Inc.	39	1,531
Epizyme Inc. (a)	49	304
Esperion Therapeutics Inc. (a) (b)	19	871
Evolent Health Inc. - Class A (a)	47	933
Exact Sciences Corp. (a) (b)	99	6,265
Exelixis Inc. (a)	239	4,709
Fate Therapeutics Inc. (a)	40	512
FibroGen Inc. (a)	61	2,817
Five Prime Therapeutics Inc. (a) (b)	28	257
Flexion Therapeutics Inc. (a) (b)	25	284
G1 Therapeutics Inc. (a)	18	339
GenMark Diagnostics Inc. (a) (b)	40	196
Genomic Health Inc. (a)	17	1,091
Geron Corp. (a) (b)	138	138
Gilead Sciences Inc.	1,050	65,676
Glaukos Corp. (a) (b)	25	1,430
Global Blood Therapeutics Inc. (a) (b)	40	1,651
Globus Medical Inc. - Class A (a)	61	2,623
GlycoMimetics Inc. (a) (b)	29	274
Haemonetics Corp. (a)	42	4,213
Halozyme Therapeutics Inc. (a)	104	1,520
	Shares/Par[1]	Value ($)
HCA Healthcare Inc.	224	27,919
HealthEquity Inc. (a)	45	2,678
HealthStream Inc.	21	512
Henry Schein Inc. (a)	124	9,724
Heron Therapeutics Inc. (a)	57	1,488
Heska Corp. (a)	6	487
Hill-Rom Holdings Inc.	53	4,730
HMS Holdings Corp. (a)	69	1,934
Hologic Inc. (a)	220	9,024
Homology Medicines Inc. (a) (b)	12	272
Horizon Pharma Plc (a)	136	2,658
Humana Inc.	112	31,979
ICU Medical Inc. (a)	13	3,060
Idexx Laboratories Inc. (a)	70	13,066
Illumina Inc. (a)	119	35,722
Immunogen Inc. (a)	114	545
Immunomedics Inc. (a) (b)	104	1,478
Incyte Corp. (a)	146	9,306
Innoviva Inc. (a)	58	1,017
Inogen Inc. (a) (b)	15	1,802
Inovalon Holdings Inc. - Class A (a) (b)	55	775
Inovio Pharmaceuticals Inc. (a) (b)	74	296
Insmed Inc. (a)	63	824
Inspire Medical Systems Inc. (a)	4	184
Insulet Corp. (a) (b)	47	3,761
Insys Therapeutics Inc. (a) (b)	22	77
Integer Holdings Corp. (a)	23	1,784
Integra LifeSciences Holdings Corp. (a)	59	2,652
Intellia Therapeutics Inc. (a) (b)	19	255
Intercept Pharmaceuticals Inc. (a) (b)	16	1,651
Intersect ENT Inc. (a)	24	666
Intra-Cellular Therapies Inc. (a)	35	396
Intrexon Corp. (a) (b)	64	418
Intuitive Surgical Inc. (a)	92	44,132
Invacare Corp. (b)	25	109
Invitae Corp. (a)	40	439
Ionis Pharmaceuticals Inc. (a)	106	5,726
Iovance Biotherapeutics Inc. (a)	82	722
Iqvia Ltd. (a)	131	15,269
iRhythm Technologies Inc. (a)	15	1,010
Ironwood Pharmaceuticals Inc. - Class A (a)	116	1,203
Jazz Pharmaceuticals Plc (a)	49	6,069
Johnson & Johnson	2,172	280,337
Karyopharm Therapeutics Inc. (a) (b)	37	347
Kura Oncology Inc. (a)	20	277
La Jolla Pharmaceutical Co. (a) (b)	17	162
Laboratory Corp. of America Holdings (a)	82	10,389
Lantheus Holdings Inc. (a)	32	502
LeMaitre Vascular Inc.	14	335
Lexicon Pharmaceuticals Inc. (a) (b)	36	241
LHC Group Inc. (a)	23	2,164
Ligand Pharmaceuticals Inc. (a)	17	2,341
LivaNova Plc (a)	39	3,575
Loxo Oncology Inc. (a)	19	2,604
Luminex Corp.	33	767
MacroGenics Inc. (a)	32	405
Madrigal Pharmaceuticals Inc. (a) (b)	6	728
Magellan Health Services Inc. (a)	19	1,102
Mallinckrodt Plc (a)	67	1,055
Masimo Corp. (a)	40	4,333
McKesson Corp.	162	17,892
Medicines Co. (a) (b)	60	1,146
Medidata Solutions Inc. (a) (b)	48	3,259
MEDNAX Inc. (a)	76	2,499
Medpace Holdings Inc. (a)	22	1,142
Medtronic Plc	1,094	99,485
Merck & Co. Inc.	2,154	164,559
Meridian Bioscience Inc.	33	572
Merit Medical Systems Inc. (a)	45	2,498
Mettler-Toledo International Inc. (a)	20	11,544
Minerva Neurosciences Inc. (a)	27	183
Mirati Therapeutics Inc. (a) (b)	16	697
Molina Healthcare Inc. (a)	47	5,485
Momenta Pharmaceuticals Inc. (a)	76	838
Mylan NV (a)	418	11,462

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

8

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
MyoKardia Inc. (a)	25	1,241
Myovant Sciences Ltd. (a) (b)	12	195
Myriad Genetics Inc. (a)	57	1,652
Natera Inc. (a)	34	470
National Healthcare Corp.	7	581
National Research Corp. - Class A	8	315
Natus Medical Inc. (a)	27	910
Nektar Therapeutics (a) (b)	140	4,614
Neogen Corp. (a)	42	2,411
NeoGenomics Inc. (a)	72	912
Neurocrine Biosciences Inc. (a)	74	5,255
Nevro Corp. (a)	22	863
Nextgen Healthcare Inc. (a)	40	606
Novavax Inc. (a) (b)	318	584
Novocure Ltd. (a) (b)	52	1,730
NuVasive Inc. (a) (b)	41	2,038
NxStage Medical Inc. (a)	54	1,549
Omeros Corp. (a) (b)	36	397
Omnicell Inc. (a)	32	1,929
Opko Health Inc. (a) (b)	264	794
OptiNose Inc. (a) (b)	8	50
OraSure Technologies Inc. (a)	50	585
Orthofix Medical Inc. (a)	16	836
Owens & Minor Inc. (b)	49	310
Pacific Biosciences of California Inc. (a)	105	778
Pacira Pharmaceuticals Inc. (a)	32	1,397
Paratek Pharmaceuticals Inc. (a) (b)	22	110
Patterson Cos. Inc.	68	1,336
PDL BioPharma Inc. (a)	114	331
Penumbra Inc. (a) (b)	25	3,045
PerkinElmer Inc. (b)	90	7,067
Perrigo Co. Plc	106	4,104
Pfizer Inc.	4,747	207,202
Phibro Animal Health Corp. - Class A	15	494
Portola Pharmaceuticals Inc. (a) (b)	51	1,002
PRA Health Sciences Inc. (a)	47	4,275
Premier Inc. - Class A (a)	44	1,649
Prestige Consumer Healthcare Inc. (a) (b)	42	1,295
Progenics Pharmaceuticals Inc. (a)	73	307
Prothena Corp. Plc (a)	32	331
Providence Services Corp. (a)	10	585
PTC Therapeutics Inc. (a)	35	1,209
Puma Biotechnology Inc. (a) (b)	24	482
Quest Diagnostics Inc.	110	9,173
Quidel Corp. (a)	27	1,328
R1 RCM Inc. (a)	73	579
Ra Pharmaceuticals Inc. (a)	21	388
Radius Health Inc. (a) (b)	30	499
RadNet Inc. (a)	33	334
Reata Pharmaceuticals Inc. - Class A (a)	15	859
Regeneron Pharmaceuticals Inc. (a)	65	24,099
Regenxbio Inc. (a)	25	1,046
Repligen Corp. (a)	30	1,571
ResMed Inc.	116	13,180
Retrophin Inc. (a)	30	669
Revance Therapeutics Inc. (a)	23	464
Rhythm Pharmaceuticals Inc. (a)	13	359
Rigel Pharmaceuticals Inc. (a)	117	268
Rocket Pharmaceuticals Ltd. (a) (b)	19	279
Rockwell Medical Technologies Inc. (a) (b)	47	106
Sage Therapeutics Inc. (a)	38	3,596
Sangamo Therapeutics Inc. (a) (b)	83	958
Sarepta Therapeutics Inc. (a) (b)	51	5,572
Seattle Genetics Inc. (a)	89	5,057
Select Medical Holdings Corp. (a)	87	1,340
Senseonics Holdings Inc. (a) (b)	60	155
Seres Therapeutics Inc. (a) (b)	16	74
Sientra Inc. (a) (b)	22	284
Solid Biosciences Inc. (a) (b)	14	378
Sorrento Therapeutics Inc. (a) (b)	85	203
Spark Therapeutics Inc. (a) (b)	28	1,078
Spectrum Pharmaceuticals Inc. (a)	77	673
Staar Surgical Co. (a) (b)	27	872
Stemline Therapeutics Inc. (a)	26	246
Steris Plc	68	7,276
	Shares/Par[1]	Value ($)
Stryker Corp.	273	42,743
Supernus Pharmaceuticals Inc. (a)	42	1,398
Surgery Partners Inc. (a) (b)	11	105
SurModics Inc. (a)	11	513
Syneos Health Inc. - Class A (a)	49	1,939
Tabula Rasa HealthCare Inc. (a) (b)	13	807
Tactile Systems Technology Inc. (a)	12	554
Tandem Diabetes Care Inc. (a)	43	1,618
Teladoc Health Inc. (a) (b)	51	2,532
Teleflex Inc.	37	9,558
Tenet Healthcare Corp. (a)	81	1,396
TESARO Inc. (a) (b)	31	2,323
TG Therapeutics Inc. (a) (b)	51	210
TherapeuticsMD Inc. (a) (b)	152	580
Theravance Biopharma Inc. (a) (b)	36	924
Thermo Fisher Scientific Inc.	326	73,009
Tivity Health Inc. (a)	33	809
TransEnterix Inc. (a) (b)	151	340
Tricida Inc. (a) (b)	13	314
Triple-S Management Corp. - Class B (a)	19	322
Ultragenyx Pharmaceutical Inc. (a)	38	1,656
uniQure NV (a) (b)	19	540
United Therapeutics Corp. (a)	35	3,826
UnitedHealth Group Inc.	779	194,158
Universal Health Services Inc. - Class B	70	8,114
US Physical Therapy Inc.	10	1,061
Vanda Pharmaceuticals Inc. (a)	43	1,114
Varex Imaging Corp. (a)	30	722
Varian Medical Systems Inc. (a)	74	8,423
Veeva Systems Inc. - Class A (a)	98	8,747
Vericel Corp. (a)	33	567
Vertex Pharmaceuticals Inc. (a)	207	34,313
ViewRay Inc. (a) (b)	40	245
Viking Therapeutics Inc. (a) (b)	51	388
Vocera Communications Inc. (a)	23	916
Voyager Therapeutics Inc. (a)	18	165
Waters Corp. (a)	62	11,744
WaVe Life Sciences Ltd. (a) (b)	10	413
WellCare Health Plans Inc. (a) (b)	40	9,526
West Pharmaceutical Services Inc.	59	5,808
Wright Medical Group NV (a)	96	2,599
Xencor Inc. (a)	40	1,454
Zimmer Biomet Holdings Inc.	165	17,113
ZIOPHARM Oncology Inc. (a) (b)	108	201
Zoetis Inc. - Class A	390	33,395
Zogenix Inc. (a) (b)	34	1,244
Total Common Stocks (cost $2,587,538)		3,062,718
SHORT TERM INVESTMENTS 2.6%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 2.31% (c) (d)	21,476	21,476
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (c) (d)	57,252	57,252
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (e) (f)	1,345	1,339
Total Short Term Investments (cost $80,068)		80,067
Total Investments 102.3% (cost $2,667,606)		3,142,785
Other Derivative Instruments 0.0%		77
Other Assets and Liabilities, Net (2.3)%		(71,698)
Total Net Assets 100.0%		3,071,164

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

9

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Information Technology Sector Fund
COMMON STOCKS 99.7%
Communication Services 0.8%
GoDaddy Inc. - Class A (a)	80	5,265
GTT Communications Inc. (a) (b)	16	376
Trade Desk Inc. - Class A (a)	15	1,790
Tucows Inc. (a) (b)	4	262
Twilio Inc. - Class A (a) (b)	35	3,159
VeriSign Inc. (a)	53	7,890
		18,742
Industrials 0.0%
Alarm.com Holdings Inc. (a) (b)	15	779
Information Technology 98.9%
2U Inc. (a) (b)	28	1,382
3D Systems Corp. (a) (b)	55	562
8x8 Inc. (a)	45	815
A10 Networks Inc. (a)	26	165
Acacia Communications Inc. (a)	12	449
Accenture Plc - Class A	305	43,050
ACI Worldwide Inc. (a)	56	1,551
Adobe Inc. (a)	233	52,795
ADTRAN Inc.	23	249
Advanced Energy Industries Inc. (a)	19	813
Advanced Micro Devices Inc. (a)	449	8,291
Akamai Technologies Inc. (a)	82	5,019
Alliance Data Systems Corp.	24	3,597
Alpha & Omega Semiconductor Ltd. (a)	9	94
Ambarella Inc. (a) (b)	16	566
Amkor Technology Inc. (a)	52	343
Amphenol Corp. - Class A	143	11,618
Analog Devices Inc.	178	15,260
Anixter International Inc. (a)	15	836
Ansys Inc. (a)	41	5,842
Apple Inc.	2,313	364,899
Applied Materials Inc.	470	15,393
Applied Optoelectronics Inc. (a) (b)	9	140
Apptio Inc. - Class A (a) (b)	17	653
Arista Networks Inc. (a)	25	5,350
Arlo Technologies Inc. (a) (b)	7	71
ARRIS International Plc (a)	83	2,537
Arrow Electronics Inc. (a)	42	2,920
Aspen Technology Inc. (a)	34	2,827
Autodesk Inc. (a)	104	13,436
Automatic Data Processing Inc.	209	27,351
Avaya Holdings Corp. (a)	53	775
Avnet Inc.	55	1,995
AVX Corp.	25	374
Axcelis Technologies Inc. (a)	16	279
Badger Meter Inc.	14	694
Belden Inc. (b)	20	822
Benchmark Electronics Inc.	23	478
Benefitfocus Inc. (a) (b)	8	354
Black Knight Inc. (a)	69	3,099
Blackbaud Inc.	24	1,480
Blackline Inc. (a)	16	642
Booz Allen Hamilton Holding Corp. - Class A	69	3,113
Bottomline Technologies Inc. (a)	21	986
Box Inc. - Class A (a)	65	1,099
Broadcom Inc.	206	52,311
Broadridge Financial Solutions Inc.	56	5,428
Brooks Automation Inc. (b)	34	896
Cabot Microelectronics Corp.	14	1,329
CACI International Inc. - Class A (a)	12	1,723
Cadence Design Systems Inc. (a)	137	5,961
CalAmp Corp. (a)	16	202
Carbonite Inc. (a)	15	391
Cardtronics Plc - Class A (a)	22	581
Casa Systems Inc. (a)	14	190
Cass Information Systems Inc.	7	379
CDK Global Inc.	60	2,853
CDW Corp.	73	5,948
Ceridian HCM Holding Inc. (a) (b)	13	457
	Shares/Par[1]	Value ($)
CEVA Inc. (a)	11	236
ChannelAdvisor Corp. (a)	9	108
Ciena Corp. (a) (b)	69	2,349
Cirrus Logic Inc. (a) (b)	30	981
Cisco Systems Inc.	2,249	97,458
Cision Ltd. (a)	19	223
Citrix Systems Inc.	66	6,739
Cloudera Inc. (a)	50	556
Cognex Corp. (b)	83	3,224
Cognizant Technology Solutions Corp. - Class A	276	17,522
Coherent Inc. (a)	12	1,244
Cohu Inc.	20	317
CommScope Holding Co. Inc. (a) (b)	93	1,526
CommVault Systems Inc. (a)	21	1,244
Comtech Telecommunications Corp.	11	279
Conduent Inc. (a)	87	924
Control4 Corp. (a)	12	212
ConvergeOne Holdings Inc. - Class A (b)	11	136
CoreLogic Inc. (a)	39	1,310
Cornerstone OnDemand Inc. (a)	23	1,148
Corning Inc.	387	11,683
Coupa Software Inc. (a)	22	1,388
Cray Inc. (a)	20	427
Cree Inc. (a) (b)	49	2,108
CSG Systems International Inc. (b)	16	516
CTS Corp.	15	394
Cypress Semiconductor Corp. (b)	166	2,116
Daktronics Inc.	18	135
Dell Technologies Inc. - Class C (a)	63	3,061
Diebold Nixdorf Inc. (b)	25	61
Diodes Inc. (a)	19	626
Dolby Laboratories Inc.	31	1,927
DXC Technology Co.	136	7,249
Ebix Inc. (b)	11	454
EchoStar Corp. - Class A (a)	23	862
Electro Scientific Industries Inc. (a) (b)	16	471
Electronics for Imaging Inc. (a) (b)	21	533
Ellie Mae Inc. (a) (b)	17	1,054
Endurance International Group Holdings Inc. (a)	29	193
Entegris Inc.	69	1,913
Envestnet Inc. (a)	22	1,081
EPAM Systems Inc. (a) (b)	25	2,872
ePlus Inc. (a)	7	473
Euronet Worldwide Inc. (a)	25	2,531
Everbridge Inc. (a)	13	727
Everi Holdings Inc. (a)	30	152
EVERTEC Inc.	30	859
Exela Technologies Inc. (a) (b)	22	85
ExlService Holdings Inc. (a)	17	874
Extreme Networks (a)	57	349
F5 Networks Inc. (a)	29	4,777
Fabrinet (a)	18	906
Fair Isaac Corp. (a)	14	2,640
FARO Technologies Inc. (a)	8	335
Fidelity National Information Services Inc.	157	16,136
Finisar Corp. (a)	57	1,225
FireEye Inc. (a)	90	1,454
First Data Corp. - Class A (a) (b)	260	4,393
First Solar Inc. (a) (b)	38	1,616
Fiserv Inc. (a)	194	14,230
FitBit Inc. - Class A (a) (b)	98	489
Five9 Inc. (a)	27	1,173
FleetCor Technologies Inc. (a)	43	7,960
Flex Ltd. (a)	258	1,963
FLIR Systems Inc.	67	2,912
Forescout Technologies Inc. (a)	11	288
FormFactor Inc. (a)	36	504
Fortinet Inc. (a)	70	4,908
Gartner Inc. (a)	44	5,629
Global Payments Inc.	77	7,910
Guidewire Software Inc. (a) (b)	39	3,134
Hackett Group Inc.	12	185
Harmonic Inc. (a)	41	195
Hewlett Packard Enterprise Co.	704	9,296
Hortonworks Inc. (a)	28	398

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

10

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
HP Inc.	757	15,489
HubSpot Inc. (a) (b)	18	2,244
Ichor Holdings Ltd. (a) (b)	9	146
II-VI Inc. (a)	29	950
Imperva Inc. (a)	15	849
Infinera Corp. (a) (b)	74	295
Inphi Corp. (a) (b)	19	614
Insight Enterprises Inc. (a)	17	700
Instructure Inc. (a)	14	538
Integrated Device Technology Inc. (a)	63	3,035
Intel Corp.	2,205	103,504
InterDigital Inc.	17	1,120
International Business Machines Corp.	435	49,443
Intuit Inc.	116	22,840
IPG Photonics Corp. (a) (b)	18	2,065
Itron Inc. (a)	17	810
j2 Global Inc.	24	1,654
Jabil Inc.	73	1,820
Jack Henry & Associates Inc.	37	4,734
Juniper Networks Inc.	167	4,498
Kemet Corp.	25	439
Keysight Technologies Inc. (a)	91	5,641
Kimball Electronics Inc. (a)	11	174
KLA-Tencor Corp.	76	6,774
Knowles Corp. (a)	44	581
Kulicke & Soffa Industries Inc.	33	663
Lam Research Corp.	75	10,186
Lattice Semiconductor Corp. (a)	53	364
Leidos Holdings Inc. (b)	69	3,653
Limelight Networks Inc. (a)	55	128
Littelfuse Inc.	12	2,083
LivePerson Inc. (a)	29	542
LiveRamp Holdings Inc. (a) (b)	30	1,145
LogMeIn Inc.	25	2,049
Lumentum Holdings Inc. (a)	36	1,509
M/A-COM Technology Solutions Holdings Inc. (a) (b)	22	320
Manhattan Associates Inc. (a)	32	1,350
Mantech International Corp. - Class A	13	669
Marvell Technology Group Ltd.	301	4,874
Mastercard Inc. - Class A	441	83,210
Maxim Integrated Products Inc.	135	6,855
MAXIMUS Inc.	31	2,026
MaxLinear Inc. - Class A (a)	32	555
Mellanox Technologies Ltd. (a)	22	2,014
Mesa Laboratories Inc.	2	350
Methode Electronics Inc.	18	417
Microchip Technology Inc. (b)	114	8,215
Micron Technology Inc. (a)	555	17,619
Microsoft Corp.	3,489	354,380
MicroStrategy Inc. - Class A (a)	5	584
Mimecast Ltd. (a)	20	678
MINDBODY Inc. - Class A (a)	17	626
MKS Instruments Inc.	27	1,714
MobileIron Inc. (a)	24	111
Model N Inc. (a)	11	144
MoneyGram International Inc. (a)	13	26
Monolithic Power Systems Inc.	19	2,263
Monotype Imaging Holdings Inc. (b)	17	262
Motorola Solutions Inc.	79	9,053
MTS Systems Corp.	9	347
Nanometrics Inc. (a)	10	274
National Instruments Corp.	61	2,761
NCR Corp. (a) (b)	57	1,318
Net 1 UEPS Technologies Inc. (a)	21	100
NetApp Inc.	126	7,502
NetGear Inc. (a)	15	802
NetScout Systems Inc. (a)	39	922
New Relic Inc. (a)	21	1,662
NIC Inc.	32	402
nLIGHT Inc. (a) (b)	10	183
Novanta Inc. (a)	16	1,005
Nuance Communications Inc. (a)	139	1,838
Nutanix Inc. - Class A (a) (b)	61	2,535
NVE Corp.	2	206
Nvidia Corp.	275	36,734
	Shares/Par[1]	Value ($)
ON Semiconductor Corp. (a)	207	3,410
OneSpan Inc. (a)	15	190
Oracle Corp.	1,427	64,411
OSI Systems Inc. (a)	8	610
Palo Alto Networks Inc. (a)	45	8,483
Park Electrochemical Corp. (b)	9	169
Paychex Inc.	154	10,039
Paycom Software Inc. (a)	24	2,956
Paylocity Holding Corp. (a)	15	923
PayPal Holdings Inc. (a)	536	45,057
PC Connection Inc.	6	173
PDF Solutions Inc. (a)	9	76
Pegasystems Inc.	19	911
Perficient Inc. (a)	17	375
Perspecta Inc.	72	1,244
Photronics Inc. (a) (b)	34	328
Plantronics Inc.	16	541
Plexus Corp. (a)	16	797
Power Integrations Inc.	14	868
Presidio Inc. (b)	18	235
Progress Software Corp.	20	696
Proofpoint Inc. (a)	25	2,081
PROS Holdings Inc. (a) (b)	16	500
PTC Inc. (a)	54	4,498
Pure Storage Inc. - Class A (a) (b)	76	1,215
Q2 Holdings Inc. (a)	18	874
QAD Inc. - Class A	3	133
Qorvo Inc. (a)	61	3,698
QUALCOMM Inc.	670	38,131
Qualys Inc. (a)	16	1,200
Quantenna Communications Inc. (a)	8	122
Rambus Inc. (a)	52	399
Rapid7 Inc. (a)	15	460
RealPage Inc. (a)	36	1,751
Red Hat Inc. (a)	85	14,904
Ribbon Communications Inc. (a)	25	122
RingCentral Inc. - Class A (a)	33	2,709
Rogers Corp. (a)	9	882
Rudolph Technologies Inc. (a)	15	317
Sabre Corp.	133	2,885
SailPoint Technologies Holdings Inc. (a)	32	747
Salesforce.com Inc. (a)	343	46,918
Sanmina Corp. (a)	33	792
ScanSource Inc. (a)	12	427
Science Applications International Corp. (b)	21	1,309
Seagate Technology (b)	132	5,104
Semtech Corp. (a)	32	1,471
SendGrid Inc. (a)	12	533
ServiceNow Inc. (a)	85	15,147
Silicon Laboratories Inc. (a)	21	1,654
Skyworks Solutions Inc.	87	5,816
SMART Global Holdings Inc. (a) (b)	2	48
SolarEdge Technologies Inc. (a) (b)	18	619
Splunk Inc. (a)	70	7,372
SPS Commerce Inc. (a)	8	697
Square Inc. - Class A (a)	146	8,204
SS&C Technologies Holdings Inc.	105	4,716
SunPower Corp. (a) (b)	31	153
Sykes Enterprises Inc. (a)	20	487
Symantec Corp.	301	5,694
Synaptics Inc. (a) (b)	17	637
SYNNEX Corp.	21	1,702
Synopsys Inc. (a)	72	6,069
Tableau Software Inc. - Class A (a)	34	4,074
TE Connectivity Ltd.	166	12,588
Tech Data Corp. (a)	18	1,443
Teradata Corp. (a)	58	2,213
Teradyne Inc.	90	2,835
Texas Instruments Inc.	463	43,776
TiVo Corp.	60	564
Total System Services Inc.	80	6,471
Travelport Worldwide Ltd.	61	955
Trimble Inc. (a)	121	3,987
TTEC Holdings Inc.	8	216
TTM Technologies Inc. (a)	45	440

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

11

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Tyler Technologies Inc. (a)	18	3,306
Ubiquiti Networks Inc. (b)	11	1,069
Ultimate Software Group Inc. (a) (b)	14	3,517
Ultra Clean Holdings Inc. (a)	19	160
Unisys Corp. (a) (b)	25	288
Universal Display Corp. (b)	21	1,921
Upland Software Inc. (a)	7	186
Varonis Systems Inc. (a)	14	748
Veeco Instruments Inc. (a)	24	175
Verint Systems Inc. (a)	31	1,312
Versum Materials Inc.	53	1,463
ViaSat Inc. (a) (b)	27	1,615
Viavi Solutions Inc. (a)	110	1,103
Virtusa Corp. (a)	14	583
Visa Inc. - Class A	850	112,141
Vishay Intertechnology Inc.	64	1,152
VMware Inc. - Class A	37	5,022
Western Digital Corp.	141	5,222
Western Union Co. (b)	217	3,698
WEX Inc. (a)	21	2,924
Workday Inc. - Class A (a)	70	11,136
Workiva Inc. - Class A (a)	12	438
Worldpay Inc. - Class A (a)	144	11,005
Xerox Corp.	111	2,198
Xilinx Inc.	121	10,273
Xperi Corp. (b)	24	438
Yext Inc. (a)	21	319
Zebra Technologies Corp. - Class A (a)	26	4,144
Zendesk Inc. (a)	51	2,996
Zscaler Inc. (a) (b)	23	907
		2,380,174
Total Common Stocks (cost $1,863,846)		2,399,695
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 2.31% (c) (d)	11,227	11,227
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (c) (d)	36,333	36,333
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (e) (f)	570	568
Total Short Term Investments (cost $48,128)		48,128
Total Investments 101.7% (cost $1,911,974)		2,447,823
Other Derivative Instruments 0.0%		51
Other Assets and Liabilities, Net (1.7)%		(41,158)
Total Net Assets 100.0%		2,406,716

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital JNL 5 Fund
COMMON STOCKS 99.8%
Communication Services 7.0%
BT Group Plc	12,240	37,288
Gray Television Inc. (a)	215	3,170
Verizon Communications Inc.	2,121	119,234
Vodafone Group Plc	14,026	27,476
World Wrestling Entertainment Inc. - Class A (b)	232	17,339
		204,507
Consumer Discretionary 20.5%
American Eagle Outfitters Inc.	1,463	28,287
Aptiv Plc	753	46,373
BBX Capital Corp. - Class A	286	1,638
Carnival Plc	402	19,823
Cavco Industries Inc. (a)	28	3,628
Century Communities Inc. (a)	84	1,447
Childrens Place Retail Stores Inc.	53	4,749
	Shares/Par[1]	Value ($)
Churchill Downs Inc.	46	11,245
Etsy Inc. (a)	362	17,220
Foot Locker Inc.	579	30,778
Fox Factory Holding Corp. (a)	114	6,703
Gap Inc.	819	21,103
Genuine Parts Co.	274	26,350
Grand Canyon Education Inc. (a)	144	13,817
HanesBrands Inc.	1,264	15,843
Harley-Davidson Inc.	524	17,892
Hilton Grand Vacations Inc. (a)	301	7,952
Installed Building Products Inc. (a)	94	3,155
International Game Technology Plc (b)	990	14,479
iRobot Corp. (a) (b)	83	6,990
Leggett & Platt Inc. (b)	560	20,083
M/I Homes Inc. (a)	86	1,812
Marks & Spencer Group Plc	10,698	33,743
Marriott International Inc. - Class A	492	53,448
Marriott Vacations Worldwide Corp.	142	10,028
MDC Holdings Inc.	165	4,634
Meritage Homes Corp. (a)	123	4,508
Monarch Casino & Resort Inc. (a)	54	2,046
Newell Brands Inc.	834	15,502
Nordstrom Inc.	557	25,976
NutriSystem Inc.	88	3,863
Planet Fitness Inc. - Class A (a)	260	13,924
Sands China Ltd.	8,764	38,386
Sleep Number Corp. (a)	119	3,760
Stamps.com Inc. (a) (b)	52	8,074
Tapestry Inc.	595	20,066
TRI Pointe Homes Inc. (a)	448	4,893
William Lyon Homes - Class A (a)	100	1,067
Williams-Sonoma Inc. (b)	510	25,713
Wingstop Inc.	89	5,712
Winnebago Industries Inc.	90	2,185
		598,895
Consumer Staples 8.0%
Calavo Growers Inc. (b)	54	3,919
Campbell Soup Co. (b)	570	18,796
Coca-Cola Co.	2,419	114,556
Darling Ingredients Inc. (a)	493	9,481
MGP Ingredients Inc. (b)	51	2,894
Performance Food Group Co. (a)	307	9,895
Procter & Gamble Co.	734	67,428
Sanderson Farms Inc.	69	6,840
		233,809
Energy 9.2%
BP Plc	6,201	39,287
Chevron Corp.	523	56,890
China Petroleum & Chemical Corp. - Class H	56,834	40,445
Exxon Mobil Corp.	772	52,614
KLX Energy Services Holdings Inc. (a)	62	1,459
Murphy Oil Corp.	815	19,057
Phillips 66	261	22,504
Schlumberger Ltd.	369	13,298
Valero Energy Corp.	287	21,526
		267,080
Financials 10.1%
American Equity Investment Life Holding Co.	270	7,537
Bank of China Ltd. - Class H	87,376	37,575
China Construction Bank Corp. - Class H	46,024	37,996
Cohen & Steers Inc.	139	4,754
Encore Capital Group Inc. (a) (b)	81	1,911
FirstCash Inc.	141	10,191
Houlihan Lokey Inc. - Class A	198	7,303
HSBC Holdings Plc (b)	4,339	35,880
Interactive Brokers Group Inc.	213	11,600
Kemper Corp.	156	10,327
Lloyds Banking Group Plc	48,255	31,881
Moelis & Co. - Class A	98	3,371
NMI Holdings Inc. - Class A (a)	178	3,178
PJT Partners Inc. - Class A	54	2,090
Progressive Corp.	1,211	73,090
Texas Pacific Land Trust (b)	24	12,747

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

12

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Walker & Dunlop Inc.	91	3,937
		295,368
Health Care 13.6%
Akorn Inc. (a)	395	1,338
Anthem Inc.	291	76,465
Cardinal Health Inc.	422	18,829
Chemed Corp.	48	13,600
Diplomat Pharmacy Inc. (a) (b)	209	2,819
Emergent BioSolutions Inc. (a)	124	7,368
Enanta Pharmaceuticals Inc. (a)	58	4,123
Globus Medical Inc. - Class A (a)	291	12,607
Inovalon Holdings Inc. - Class A (a) (b)	443	6,275
Integer Holdings Corp. (a)	97	7,362
LHC Group Inc. (a)	53	5,006
Merck & Co. Inc.	1,175	89,787
Merit Medical Systems Inc. (a)	151	8,442
MiMedx Group Inc. (a) (b)	352	630
Orthofix Medical Inc. (a)	54	2,810
Pfizer Inc.	3,032	132,368
Providence Services Corp. (a)	42	2,524
Supernus Pharmaceuticals Inc. (a)	151	5,007
		397,360
Industrials 14.0%
Aerojet Rocketdyne Holdings Inc. (a)	218	7,698
Alamo Group Inc.	36	2,748
American Woodmark Corp. (a)	48	2,676
Boeing Co.	226	72,851
Caterpillar Inc.	419	53,247
Columbus Mckinnon Corp.	67	2,016
Deere & Co.	419	62,542
Dycom Industries Inc. (a)	95	5,120
Eaton Corp. Plc	330	22,651
Emerson Electric Co.	376	22,444
General Electric Co.	6,021	45,581
Insperity Inc.	124	11,612
Kadant Inc.	33	2,709
KAR Auction Services Inc.	519	24,759
Korn/Ferry International	171	6,759
Marten Transport Ltd.	161	2,607
Mercury Systems Inc. (a)	139	6,580
PGT Innovations Inc. (a)	155	2,451
Rush Enterprises Inc. - Class A	116	4,011
Saia Inc. (a)	76	4,242
Sun Hydraulics Corp.	83	2,757
Trex Co. Inc. (a)	176	10,444
TriNet Group Inc. (a)	210	8,824
Watsco Inc.	157	21,824
		409,153
Information Technology 12.5%
Applied Optoelectronics Inc. (a) (b)	63	970
ASGN Inc. (a)	154	8,418
Brooks Automation Inc.	206	5,383
Cabot Microelectronics Corp.	86	8,223
CalAmp Corp. (a)	108	1,405
CEVA Inc. (a)	70	1,557
Cisco Systems Inc.	2,861	123,977
DXC Technology Co.	676	35,942
FormFactor Inc. (a)	224	3,154
Globant SA (a)	105	5,941
II-VI Inc. (a)	186	6,030
International Business Machines Corp.	414	47,073
InterXion Holding NV (a)	215	11,645
Kulicke & Soffa Industries Inc.	206	4,175
Micron Technology Inc. (a)	1,431	45,412
Orbotech Ltd. (a)	145	8,217
Paylocity Holding Corp. (a)	156	9,394
Perspecta Inc.	333	5,734
RealPage Inc. (a)	250	12,068
Silicon Laboratories Inc. (a)	129	10,200
Versum Materials Inc.	329	9,128
		364,046
Materials 4.8%
Boise Cascade Co.	120	2,872
	Shares/Par[1]	Value ($)
CF Industries Holdings Inc.	616	26,808
Ferro Corp. (a)	255	4,000
Hudbay Minerals Inc.	805	3,797
Iamgold Corp. (a)	1,425	5,245
International Paper Co.	437	17,641
Kaiser Aluminum Corp.	51	4,516
Kraton Corp. (a)	96	2,086
Louisiana-Pacific Corp.	432	9,601
Sherwin-Williams Co.	162	63,750
		140,316
Real Estate 0.1%
HFF Inc. - Class A	119	3,953
Total Common Stocks (cost $3,112,990)		2,914,487
SHORT TERM INVESTMENTS 2.6%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.31% (c) (d)	3,893	3,893
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (c) (d)	71,021	71,021
Treasury Securities 0.0%
U.S. Treasury Bill
2.40%, 03/07/19 (e) (f)	545	543
Total Short Term Investments (cost $75,457)		75,457
Total Investments 102.4% (cost $3,188,447)		2,989,944
Other Derivative Instruments 0.0%		77
Other Assets and Liabilities, Net (2.4)%		(69,085)
Total Net Assets 100.0%		2,920,936

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital MSCI World Index Fund
COMMON STOCKS 98.3%
Argentina 0.0%
MercadoLibre Inc.	—	105
Australia 2.5%
AGL Energy Ltd.	6	80
Alumina Ltd.	22	36
Amcor Ltd.	10	92
AMP Ltd.	26	46
APA Group	10	60
Aristocrat Leisure Ltd.	5	75
ASX Ltd.	2	66
Aurizon Holdings Ltd.	16	47
AusNet Services	17	18
Australia & New Zealand Banking Group Ltd.	25	424
Bank of Queensland Ltd.	4	24
Bendigo and Adelaide Bank Ltd.	4	33
BHP Group Plc	18	380
BHP Group Plc	26	613
BlueScope Steel Ltd.	5	36
Boral Ltd.	11	37
Brambles Ltd.	13	96
Caltex Australia Ltd.	2	42
Challenger Financial Services Group Ltd.	5	30
CIMIC Group Ltd.	1	26
Coca-Cola Amatil Ltd.	4	25
Cochlear Ltd.	1	63
Coles Group Ltd. (a)	9	78
Commonwealth Bank of Australia (b)	15	758
Computershare Ltd.	4	45
Crown Resorts Ltd.	4	30
CSL Ltd.	4	500
Dexus	9	68
Domino's Pizza Enterprises Ltd.	1	16
Flight Centre Ltd.	1	16
Fortescue Metals Group Ltd.	14	41

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

13

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Goodman Group	13	99
GPT Group	16	61
Harvey Norman Holdings Ltd. (b)	5	11
Incitec Pivot Ltd.	15	35
Insurance Australia Group Ltd.	20	98
LendLease Corp. Ltd.	5	41
Macquarie Group Ltd.	3	212
Medibank Private Ltd.	25	45
Mirvac Group	33	53
National Australia Bank Ltd. (b)	23	390
Newcrest Mining Ltd.	7	101
Oil Search Ltd.	12	62
Orica Ltd.	3	41
Origin Energy Ltd. (a)	15	68
QBE Insurance Group Ltd.	12	83
Ramsay Health Care Ltd.	1	51
REA Group Ltd.	—	25
Rio Tinto Ltd.	3	170
Santos Ltd.	15	57
Scentre Group	46	126
Seek Ltd.	3	36
Sonic Health Care Ltd.	4	56
South32 Ltd.	45	105
Stockland	22	54
Suncorp Group Ltd.	11	99
Sydney Airport	10	47
Tabcorp Holdings Ltd.	16	48
Telstra Corp. Ltd.	34	69
TPG Telecom Ltd.	3	16
Transurban Group	21	174
Treasury Wine Estates Ltd.	6	65
Vicinity Centres	26	48
Washington H Soul Pattinson & Co. Ltd.	1	12
Wesfarmers Ltd. (b)	9	215
Westpac Banking Corp.	29	513
Woodside Petroleum Ltd.	8	168
Woolworths Group Ltd.	11	229
WorleyParsons Ltd.	2	17
		7,701
Austria 0.1%
Andritz AG	1	30
Erste Group Bank AG	3	86
OMV AG	1	58
Raiffeisen International Bank Holding AG	1	34
Verbund AG (b)	—	19
Voestalpine AG	1	31
		258
Belgium 0.3%
AGEAS	1	67
Anheuser-Busch InBev NV	6	427
Belgacom SA	1	37
Colruyt SA	1	38
Groupe Bruxelles Lambert SA	1	63
KBC Groep NV	2	137
Solvay SA	1	61
Telenet Group Holding NV	—	22
UCB SA	1	86
Umicore SA	2	68
		1,006
Bermuda 0.0%
Arch Capital Group Ltd. (a)	4	94
RenaissanceRe Holdings Ltd.	—	49
		143
Canada 3.3%
Agnico-Eagle Mines Ltd.	2	77
Alimentation Couche-Tard Inc.	4	179
AltaGas Ltd. (b)	2	21
ARC Resources Ltd. (b)	3	19
Atco Ltd. - Class I	1	20
Aurora Cannabis Inc. (a) (b)	4	21
Bank of Montreal	5	353
Bank of Nova Scotia	10	514
Barrick Gold Corp.	10	135
	Shares/Par[1]	Value ($)
BCE Inc.	1	47
Blackberry Ltd. (a)	5	33
Bombardier Inc. - Class B (a)	18	26
Brookfield Asset Management Inc. - Class A	7	272
CAE Inc.	2	44
Cameco Corp.	4	41
Canadian Imperial Bank of Commerce	4	276
Canadian National Railway Co.	6	458
Canadian Natural Resources Ltd.	10	254
Canadian Pacific Railway Ltd.	1	213
Canadian Tire Corp. Ltd. - Class A	1	52
Canadian Utilities Ltd. - Class A	1	28
Canopy Growth Corp. (a) (b)	2	43
CCL Industries Inc. - Class B	1	48
Cenovus Energy Inc.	9	61
CGI Group Inc. - Class A (a)	2	129
CI Financial Corp. (b)	2	30
Constellation Software Inc.	—	128
Dollarama Inc.	3	64
Emera Inc.	1	16
Empire Co. Ltd. - Class A	2	34
Enbridge Inc.	17	519
EnCana Corp.	8	49
Fairfax Financial Holdings Ltd.	—	88
Finning International Inc.	2	26
First Capital Realty Inc.	2	21
First Quantum Minerals Ltd.	6	45
Fortis Inc.	4	120
Franco-Nevada Corp.	2	112
George Weston Ltd.	1	41
Gildan Activewear Inc.	2	52
Goldcorp Inc.	7	72
Great-West Lifeco Inc.	2	50
H&R REIT	1	20
Husky Energy Inc. (a)	3	32
Hydro One Ltd.	3	40
IGM Financial Inc. (b)	1	18
Imperial Oil Ltd.	2	63
Industrial Alliance Insurance and Financial Services Inc.	1	32
Intact Financial Corp.	1	87
Inter Pipeline Ltd.	3	48
Keyera Corp.	2	32
Kinross Gold Corp. (a)	11	36
Loblaw Cos. Ltd.	2	72
Lululemon Athletica Inc. (a)	1	105
Lundin Mining Corp.	5	19
Magna International Inc.	3	127
Manulife Financial Corp.	17	237
Methanex Corp.	—	19
Metro Inc.	2	71
National Bank of Canada (b)	3	119
Nutrien Ltd. (b)	5	243
Onex Corp.	1	38
Open Text Corp.	2	72
Pembina Pipeline Corp. (b)	4	125
Power Corp. of Canada	3	50
Power Finance Corp. Ltd.	2	42
PrairieSky Royalty Ltd. (b)	2	25
Restaurant Brands International Inc.	2	105
RioCan REIT	2	26
Rogers Communications Inc. - Class B	3	159
Royal Bank of Canada	12	836
Saputo Inc.	2	55
Seven Generations Energy Ltd. (a)	2	18
Shaw Communications Inc. - Class B	4	69
Shopify Inc. - Class A (a)	1	97
SmartCentres REIT	1	14
SNC-Lavalin Group Inc.	1	47
Stars Group Inc. (a)	1	18
Sun Life Financial Inc.	5	173
Suncor Energy Inc.	14	389
Teck Resources Ltd. - Class B	4	97
TELUS Corp.	2	56
Thomson Reuters Corp.	2	84

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

14

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Toronto-Dominion Bank	15	766
Tourmaline Oil Corp.	2	26
TransCanada Corp. (b)	8	272
Turquoise Hill Resources Ltd. (a)	9	15
Vermilion Energy Inc. (b)	1	21
West Fraser Timber Co. Ltd.	1	25
Wheaton Precious Metals Corp.	4	70
WSP Canada Inc.	1	30
		10,071
China 0.0%
BeiGene Ltd. - ADR (a) (b)	—	29
Denmark 0.6%
A P Moller - Maersk A/S - Class A	—	40
A P Moller - Maersk A/S - Class B	—	67
Carlsberg A/S - Class B	1	97
Chr Hansen Holding A/S	1	72
Coloplast A/S - Class B	1	94
Danske Bank A/S	6	119
DSV A/S	2	108
Genmab A/S (a)	1	86
H Lundbeck A/S	1	27
ISS A/S	2	42
Novo Nordisk A/S - Class B	15	705
Novozymes A/S - Class B	2	86
Orsted A/S	2	110
Pandora A/S	1	39
Tryg A/S	1	26
Vestas Wind Systems A/S	2	123
William Demant Holding A/S (a)	1	24
		1,865
Finland 0.4%
Elisa Oyj	1	53
Fortum Oyj	4	80
Kone Oyj - Class B	3	139
Metso Oyj	1	20
Neste Oil Oyj	1	82
Nokia Oyj	48	276
Nokian Renkaat Oyj	1	32
Orion Oyj - Class B	1	33
Sampo Oyj - Class A	4	168
Stora Enso Oyj - Class R	5	53
UPM-Kymmene Oyj	5	117
Wartsila Oyj	4	57
		1,110
France 3.5%
Accor SA	2	72
Aeroports de Paris	—	50
Air Liquide	4	454
Alstom SA	1	55
Amundi SA	—	23
Arkema SA	1	53
AtoS SE	1	68
AXA SA	17	358
BioMerieux	—	18
BNP Paribas SA	9	430
Bollore SA	8	31
Bouygues SA	2	69
Bureau Veritas SA	2	48
Capgemini SA	1	134
Carrefour SA	5	81
Casino Guichard Perrachon SA (b)	1	21
Cie de Saint-Gobain	4	142
Cie Generale d'Optique Essilor International SA	2	308
CNP Assurances SA	2	32
Compagnie Generale des Etablissements Michelin	1	145
Covivio	—	29
Credit Agricole SA	9	102
Danone SA	5	363
Dassault Aviation SA	—	31
Dassault Systemes SA	1	134
Edenred	2	76
Eiffage SA	1	55
Electricite de France SA	5	80
	Shares/Par[1]	Value ($)
Engie SA	16	225
Eurazeo SA	—	30
Eurofins Scientific SE	—	37
Eutelsat Communications Group SA	2	31
Faurecia	1	22
Gecina SA	—	49
Getlink	4	57
Hermes International SCA	—	152
Icade SA	—	23
Iliad SA	—	33
Imerys SA	—	16
Ingenico Group	1	31
Ipsen SA	—	43
JC Decaux SA	1	19
Kering SA	1	302
Klepierre	2	53
Legrand SA	2	126
L'Oreal SA	2	493
LVMH Moet Hennessy Louis Vuitton SE	2	693
Natixis	8	40
Orange SA	17	273
Pernod-Ricard SA	2	291
Peugeot SA	5	100
Publicis Groupe SA	2	101
Remy Cointreau SA	—	24
Renault SA	2	101
Rexel SA	3	29
Safran SA	3	337
Sanofi SA	9	820
Sartorius Stedim Biotech SA	—	18
Schneider Electric SE (a)	5	317
SCOR SE	1	62
SEB SA	—	26
Societe BIC SA	—	19
Societe Generale SA	6	207
Sodexo SA	1	79
Suez Environnement Co.	3	44
Teleperformance	—	78
Thales SA	1	106
Total SA	20	1,072
Ubisoft Entertainment SA (a)	1	51
Valeo SA	2	60
Veolia Environnement	4	89
Vinci SA	4	357
Vivendi SA	9	214
Wendel SA	—	30
		10,842
Germany 2.8%
1&1 Drillisch AG	—	19
Adidas AG	2	335
Allianz SE	4	731
Aroundtown SA	5	41
Axel Springer SE	—	25
BASF SE	8	545
Bayer AG	8	547
Bayerische Motoren Werke AG	3	226
Beiersdorf AG	1	89
Brenntag AG	1	55
Commerzbank AG (a)	8	56
Continental AG	1	131
Covestro AG	2	80
Daimler AG	8	405
Delivery Hero AG (a)	1	24
Deutsche Bank AG	17	135
Deutsche Boerse AG	2	197
Deutsche Lufthansa AG	2	47
Deutsche Post AG	8	228
Deutsche Telekom AG	28	476
Deutsche Wohnen SE	3	140
E.ON SE	19	184
Evonik Industries AG	1	36
Fraport AG Frankfurt Airport Services Worldwide	—	27
Fresenius Medical Care AG & Co. KGaA	2	118
Fresenius SE & Co. KGaA	3	171

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

15

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
GEA Group AG	1	37
Hannover Rueck SE	—	66
HeidelbergCement AG	1	79
Henkel AG & Co. KGaA	1	87
Hochtief AG	—	23
Hugo Boss AG	1	35
Infineon Technologies AG	10	195
Innogy SE (a)	1	53
KION Group AG	1	32
Lanxess AG	1	34
Merck KGaA	1	115
Metro AG	2	25
MTU Aero Engines Holding AG	—	80
Muenchener Rueckversicherungs AG	1	275
Osram Licht AG	1	36
ProSiebenSat.1 Media SE	2	37
Puma SE	—	27
RTL Group SA	—	18
RWE AG	4	96
SAP SE	8	833
Siemens AG	6	719
Siemens Healthineers AG (a)	1	52
Symrise AG	1	75
Telefonica Deutschland Holding AG	7	26
ThyssenKrupp AG	4	66
Uniper SE	2	39
United Internet AG	1	48
Volkswagen AG	—	46
Vonovia SE	4	189
Wirecard AG	1	156
Zalando SE (a)	1	26
		8,693
Hong Kong 1.3%
AIA Group Ltd.	102	842
ASM Pacific Technology Ltd.	2	23
Bank of East Asia Ltd.	11	35
BOC Hong Kong Holdings Ltd.	32	119
CK Asset Holdings Ltd.	22	159
CK Hutchison Holdings Ltd.	22	216
CK Infrastructure Holdings Ltd.	6	45
CLP Holdings Ltd.	14	158
Dairy Farm International Holdings Ltd.	2	22
Galaxy Entertainment Group Ltd.	20	126
Hang Lung Group Ltd.	8	20
Hang Lung Properties Ltd.	17	33
Hang Seng Bank Ltd.	7	147
Henderson Land Development Co. Ltd.	10	50
HK Electric Investments Ltd. (b)	23	24
HKT Trust	34	49
Hong Kong & China Gas Co. Ltd.	79	164
Hong Kong Exchanges & Clearing Ltd.	10	284
Hongkong Land Holdings Ltd.	9	59
Hysan Development Co. Ltd.	6	28
Jardine Matheson Holdings Ltd.	2	132
Kerry Properties Ltd.	6	20
Link REIT	18	187
Melco Resorts & Entertainment Ltd. - ADR	2	39
MGM China Holdings Ltd. (b)	8	14
Minth Group Ltd.	6	19
MTR Corp.	12	64
New World Development Ltd.	50	66
NWS Holdings Ltd.	14	29
PCCW Ltd.	39	22
Power Assets Holdings Ltd.	12	83
Shangri-La Asia Ltd.	12	18
Sino Land Co.	28	48
SJM Holdings Ltd.	18	17
Sun Hung Kai Properties Ltd.	13	192
Swire Pacific Ltd. - Class A	4	44
Swire Properties Ltd.	10	36
Techtronic Industries Co.	11	61
WH Group Ltd.	72	56
Wharf Holdings Ltd.	11	29
Wharf Real Estate Investment Co. Ltd.	10	60
	Shares/Par[1]	Value ($)
Wheelock & Co. Ltd.	7	40
Yue Yuen Industrial Holdings Ltd.	7	22
		3,901
Ireland 1.1%
Accenture Plc - Class A	5	763
AIB Group Plc	6	25
Alkermes Plc (a)	1	38
Allegion Plc	1	65
Allergan Plc	3	380
Bank of Ireland Group Plc	8	46
CRH Plc	7	189
Ingersoll-Rand Plc	2	192
James Hardie Industries SE - CDI	4	42
Kerry Group Plc - Class A	1	136
Kingspan Group Plc	1	42
Medtronic Plc	11	1,043
Paddy Power Betfair Plc	1	59
Pentair Plc	2	57
Seagate Technology	2	91
Smurfit Kappa Group Plc	2	49
		3,217
Israel 0.2%
Azrieli Group	—	19
Bank Hapoalim BM	10	60
Bank Leumi Le-Israel BM	13	78
Bezeq Israeli Telecommunication Corp. Ltd.	19	18
Check Point Software Technologies Ltd. (a)	1	109
Elbit Systems Ltd.	—	25
Israel Chemicals Ltd.	5	27
Mizrahi Tefahot Bank Ltd.	1	22
Nice Ltd. (a)	1	59
Teva Pharmaceutical Industries Ltd. - ADR (a)	8	128
Wix.com Ltd. (a)	—	25
		570
Italy 0.7%
Assicurazioni Generali SpA	10	165
Atlantia SpA	4	88
Davide Campari-Milano SpA	4	32
Enel SpA	69	400
ENI SpA	22	342
EXOR NV	1	53
Ferrari NV	1	106
Intesa Sanpaolo SpA	126	281
Leonardo SpA	4	32
Mediobanca SpA	5	43
Moncler SpA	1	49
Pirelli & C. SpA (a)	3	18
Poste Italiane SpA	5	37
Prysmian SpA	2	36
Recordati SpA	1	32
Snam Rete Gas SpA	18	81
Telecom Italia SpA	55	26
Telecom Italia SpA (a)	103	57
Terna Rete Elettrica Nazionale SpA	13	72
Unicredit SpA	17	191
		2,141
Japan 8.3%
ABC-Mart Inc. (b)	—	17
Acom Co. Ltd.	4	12
AEON Co. Ltd.	5	102
AEON Financial Service Co. Ltd.	1	18
AEON Mall Co. Ltd.	1	11
Air Water Inc.	1	21
Aisin Seiki Co. Ltd.	1	44
Ajinomoto Co. Inc.	4	71
Alfresa Holdings Corp.	2	43
All Nippon Airways Co. Ltd.	1	36
Alps Electric Co. Ltd.	2	31
Amada Co. Ltd.	3	28
Aozora Bank Ltd.	1	33
Asahi Breweries Ltd.	3	116
Asahi Glass Co. Ltd. (b)	2	50
Asahi Intecc Co. Ltd.	1	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

16

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Asahi Kasei Corp.	11	109
Ashikaga Holdings Co. Ltd.	7	17
Asics Corp. (b)	2	19
Astellas Pharma Inc.	16	204
Bandai Namco Holdings Inc.	2	72
Bank of Kyoto Ltd.	1	21
Benesse Holdings Inc.	1	18
Bridgestone Corp.	5	196
Brother Industries Ltd.	2	25
Calbee Inc.	1	22
Canon Inc. (b)	8	227
Casio Computer Co. Ltd. (b)	2	21
Central Japan Railway Co.	1	253
China Bank Ltd.	5	28
Chubu Electric Power Co. Inc.	5	73
Chugai Pharmaceutical Co. Ltd.	2	110
Chugoku Electric Power Co. Inc.	2	33
Coca-Cola Bottlers Japan Holdings Inc. (b)	1	33
Concordia Financial Group Ltd.	9	35
CyberAgent Inc.	1	27
Dai Nippon Printing Co. Ltd.	2	44
Daicel Corp.	3	26
Daifuke Co. Ltd.	1	32
Dai-Ichi Life Holdings Inc.	9	141
Daiichi Sankyo Co. Ltd.	5	156
Daikin Industries Ltd.	2	223
Dainippon Sumitomo Pharma Co. Ltd.	2	48
Daito Trust Construction Co. Ltd.	1	82
Daiwa House Industry Co. Ltd.	5	149
Daiwa House REIT Investment Co.	—	29
Daiwa Securities Group Inc.	14	71
Dena Co. Ltd.	1	17
Denso Corp.	4	159
Dentsu Inc.	2	80
Disco Corp.	—	23
Don Quijote Holdings Co. Ltd.	1	55
East Japan Railway Co.	3	230
Eisai Co. Ltd.	2	162
Electric Power Development Co. Ltd.	1	31
FamilyMart UNY Holdings Co. Ltd.	1	63
Fanuc Ltd.	2	242
Fast Retailing Co. Ltd.	1	255
Fuji Electric Holdings Co. Ltd.	1	29
FUJIFILM Holdings Corp.	3	128
Fujitsu Ltd.	2	106
Fukuoka Financial Group Inc.	1	22
Hakuhodo DY Holdings Inc.	2	30
Hamamatsu Photonics KK	1	37
Hankyu Hanshin Holdings Inc.	2	63
Hikari Tsushin Inc. (b)	—	31
Hino Motors Ltd.	2	23
Hirose Electric Co. Ltd.	—	21
Hisamitsu Pharmaceutical Co. Inc.	1	28
Hitachi Chemical Co. Ltd.	1	15
Hitachi Construction Machinery Co. Ltd.	1	23
Hitachi High-Technologies Corp.	1	19
Hitachi Ltd.	8	215
Hitachi Metals Ltd.	2	21
Honda Motor Co. Ltd.	14	360
Hoshizaki Corp.	—	24
Hoya Corp.	3	193
Hulic Co. Ltd.	3	24
Idemitsu Kosan Co. Ltd.	1	39
IHI Corp.	1	33
Iida Group Holdings Co. Ltd.	1	24
INPEX Corp.	9	77
Isetan Mitsukoshi Holdings Ltd.	3	34
Isuzu Motors Ltd.	5	69
ITOCHU Corp.	12	202
J. Front Retailing Co. Ltd.	2	19
Japan Airlines Co. Ltd.	1	35
Japan Airport Terminal Co. Ltd.	—	14
Japan Exchange Group Inc.	4	70
Japan Post Bank Co. Ltd.	4	40
Japan Post Holdings Co. Ltd.	13	152
	Shares/Par[1]	Value ($)
Japan Prime Realty Investment Corp.	—	30
Japan Real Estate Investment Corp.	—	62
Japan Retail Fund Investment Corp.	—	44
Japan Tobacco Inc. (b)	9	219
JFE Holdings Inc.	4	65
JGC Corp.	2	27
JS Group Corp.	2	30
JSR Corp.	2	22
JTEKT Corp.	2	17
JXTG Holdings Inc.	27	139
Kajima Corp.	4	54
Kakaku.com Inc.	1	23
Kamigumi Co. Ltd.	1	21
Kaneka Corp.	—	14
Kansai Electric Power Co. Inc.	6	87
Kansai Paint Co. Ltd.	1	27
Kao Corp.	4	312
Kawasaki Heavy Industries Ltd.	1	26
KDDI Corp.	15	358
Keihan Holdings Co. Ltd.	1	33
Keikyu Corp.	2	33
Keio Corp.	1	47
Keisei Electric Railway Co. Ltd.	1	34
Keyence Corp.	1	405
Kikkoman Corp.	1	70
Kintetsu Corp.	1	61
Kirin Holdings Co. Ltd.	7	144
Kobayashi Pharmaceutical Co. Ltd.	—	20
Kobe Steel Ltd.	3	19
Koito Manufacturing Co. Ltd.	1	46
Komatsu Ltd.	8	167
Konami Corp.	1	31
Konica Minolta Holdings Inc.	3	32
Kose Corp.	—	31
Kubota Corp.	8	120
Kuraray Co. Ltd.	3	37
Kurita Water Industries Ltd.	1	22
Kyocera Corp.	3	135
kyowa Hakko Kirin Co. Ltd.	2	44
Kyushu Electric Power Co. Inc.	3	37
Kyushu Railway Co.	1	47
Lawson Inc.	—	25
LINE Corp. (a) (b)	—	14
Lion Corp.	2	41
M3 Inc.	3	47
Makita Corp.	2	67
Marubeni Corp.	14	96
Marui Group Co. Ltd.	2	29
Maruichi Steel Tube Ltd.	1	16
Mazda Motor Corp.	5	52
McDonald's Holdings Co. Japan Ltd. (b)	1	25
Medipal Holdings Corp.	2	34
MEIJI Holdings Co. Ltd.	1	82
Minebea Mitsumi Inc.	3	45
MISUMI Group Inc.	2	52
Mitsubishi Chemical Holdings Corp.	11	85
Mitsubishi Corp.	11	310
Mitsubishi Electric Corp.	15	170
Mitsubishi Estate Co. Ltd.	10	156
Mitsubishi Gas Chemical Co. Inc.	1	20
Mitsubishi Heavy Industries Ltd.	3	93
Mitsubishi Materials Corp.	1	26
Mitsubishi Motors Corp.	6	33
Mitsubishi Tanabe Pharma Corp.	2	29
Mitsubishi UFJ Financial Group Inc.	100	489
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	14
Mitsui & Co. Ltd.	14	215
Mitsui Chemicals Inc.	2	36
Mitsui Fudosan Co. Ltd.	7	165
Mizuho Financial Group Inc.	204	317
MonotaRO Co. Ltd. (b)	1	20
MS&AD Insurance Group Holdings	4	117
Murata Manufacturing Co. Ltd.	2	204
Nabtesco Corp. (b)	1	22
Nagoya Railroad Co. Ltd.	2	42

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

17

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
NEC Corp.	2	65
NEC Electronics Corp. (a)	7	31
Nexon Co. Ltd. (a)	4	46
NGK Insulators Ltd.	2	33
NGK Spark Plug Co. Ltd.	1	26
Nidec Corp.	2	215
Nikon Corp.	3	40
Nintendo Co. Ltd.	1	239
Nippon Building Fund Inc.	—	76
Nippon Electric Glass Co. Ltd.	1	20
Nippon Express Co. Ltd.	1	33
Nippon Meat Packers Inc.	1	26
Nippon Paint Co. Ltd. (b)	1	41
Nippon Prologis REIT Inc.	—	34
Nippon Steel Corp.	7	113
Nippon Telegraph & Telephone Corp.	6	236
Nippon Yusen KK	2	23
Nissan Chemical Industries Ltd.	1	57
Nissan Motor Co. Ltd.	19	156
Nisshin Seifun Group Inc.	2	37
Nissin Foods Holdings Co. Ltd.	1	31
Nitori Co. Ltd.	1	88
Nitto Denko Corp.	1	70
Nomura Holdings Inc.	29	112
Nomura Real Estate Holdings Inc.	1	20
Nomura Real Estate Master Fund Inc.	—	41
Nomura Research Institute Ltd.	1	37
NSK Ltd.	3	25
NTT Data Corp.	6	61
NTT DoCoMo Inc.	11	252
Obayashi Corp.	6	52
Obic Co. Ltd.	1	39
Odakyu Electric Railway Co. Ltd.	2	53
OJI Holdings Corp.	7	36
Olympus Corp.	2	74
Omron Corp.	2	62
Ono Pharmaceutical Co. Ltd.	3	64
Oracle Corp. Japan	—	19
Oriental Land Co. Ltd.	2	171
ORIX Corp.	11	162
Osaka Gas Co. Ltd.	3	55
Otsuka Corp.	1	22
Otsuka Holdings Co. Ltd.	3	131
Panasonic Corp.	18	164
Park24 Co. Ltd.	1	22
Persol Holdings Co. Ltd.	1	19
Pigeon Corp.	1	30
Pola Orbis Holdings Inc.	1	22
Rakuten Inc. (b)	7	48
Recruit Holdings Co. Ltd.	9	227
Resona Holdings Inc.	18	88
Ricoh Co. Ltd.	6	55
Rinnai Corp.	—	20
Rohm Co. Ltd.	1	51
Ryohin Keikaku Co. Ltd.	—	48
Sankyo Co. Ltd.	—	15
Santen Pharmaceutical Co. Ltd.	3	48
SBI Holdings Inc.	2	35
Secom Co. Ltd.	2	149
Sega Sammy Holdings Inc.	2	22
Seibu Holdings Inc.	2	30
Seiko Epson Corp.	3	35
Sekisui Chemical Co. Ltd.	3	46
Sekisui House Ltd.	5	79
Seven & I Holdings Co. Ltd.	6	274
Seven Bank Ltd.	5	16
SG Holdings Co. Ltd.	1	18
Sharp Corp.	1	13
Shimadzu Corp.	2	37
Shimamura Co. Ltd.	—	15
Shimano Inc.	1	84
Shimizu Corp.	5	40
Shin-Etsu Chemical Co. Ltd.	3	240
Shinsei Bank Ltd.	2	18
Shionogi & Co. Ltd.	2	132
	Shares/Par[1]	Value ($)
Shiseido Co. Ltd.	3	200
Shizuoka Bank Ltd.	4	31
Showa Denko KK	1	27
Showa Shell Sekiyu KK	2	24
SMC Corp.	1	151
SoftBank Group Corp.	7	464
Sohgo Security Services Co. Ltd.	1	23
Sompo Holdings Inc.	3	95
Sony Corp.	11	514
Sony Financial Holdings Inc.	2	30
Stanley Electric Co. Ltd.	1	31
Subaru Corp. NPV	5	110
Sumco Corp. (b)	2	19
Sumitomo Chemical Co. Ltd.	13	63
Sumitomo Corp.	10	136
Sumitomo Electric Industries Ltd.	6	85
Sumitomo Heavy Industries Ltd.	1	30
Sumitomo Metal Mining Co. Ltd.	2	54
Sumitomo Mitsui Financial Group Inc.	11	375
Sumitomo Mitsui Trust Holdings Inc.	3	106
Sumitomo Realty & Development Co. Ltd.	3	110
Sumitomo Rubber Industries Inc. (b)	1	15
Sundrug Co. Ltd.	1	21
Suntory Beverage & Food Ltd.	1	50
Suzuken Co. Ltd.	1	25
Suzuki Motor Corp.	3	147
Sysmex Corp.	1	67
T&D Holdings Inc.	4	52
Taiheiyo Cement Corp.	1	34
Taisei Corp.	2	73
Taisho Pharmaceutical Holdings Co. Ltd.	—	30
Taiyo Nippon Sanso Corp.	1	19
Takashimaya Co. Ltd.	1	13
Takeda Pharmaceutical Co. Ltd. (b)	6	207
TDK Corp.	1	77
Teijin Ltd.	2	27
Terumo Corp.	3	147
THK Co. Ltd.	1	20
Tobu Railway Co. Ltd.	2	43
Toho Co. Ltd.	1	36
Toho Gas Co. Ltd.	1	25
Tohoku Electric Power Co. Inc.	3	46
Tokio Marine Holdings Inc.	6	266
Tokyo Century Corp.	—	13
Tokyo Electric Power Co. Holdings Inc. (a)	12	69
Tokyo Electron Ltd.	1	148
Tokyo Gas Co. Ltd.	3	84
Tokyu Corp.	4	69
Tokyu Fudosan Holdings Corp	5	23
Toppan Printing Co. Ltd.	2	29
Toray Industries Inc.	12	82
Toshiba Corp.	5	155
Tosoh Corp.	2	27
TOTO Ltd.	1	38
Toyo Seikan Group Holdings Ltd.	1	25
Toyo Suisan Kaisha Ltd.	1	28
Toyoda Gosei Co. Ltd.	1	12
Toyota Industries Corp.	1	55
Toyota Motor Corp.	19	1,120
Toyota Tsusho Corp.	2	56
Trend Micro Inc.	1	54
Tsuruha Holdings Inc.	—	26
Unicharm Corp.	3	107
United Urban Investment Corp.	—	42
USS Co. Ltd.	2	34
Welcia Holdings Co. Ltd.	—	14
West Japan Railway Co.	1	99
Yahoo! Japan Corp.	23	57
Yakult Honsha Co. Ltd.	1	70
Yamada Denki Co. Ltd. (b)	6	27
Yamaguchi Financial Group Inc.	2	19
Yamaha Corp.	1	51
Yamaha Motor Co. Ltd. (b)	3	49
Yamato Holdings Co. Ltd. (b)	3	74
Yamazaki Baking Co. Ltd.	1	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

18

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Yaskawa Electric Corp.	2	49
Yokogawa Electric Corp.	2	36
Yokohama Rubber Co. Ltd. (b)	1	21
ZOZO Inc.	2	31
		25,519
Jersey 0.0%
Randgold Resources Ltd. (c)	1	71
Luxembourg 0.1%
ArcelorMittal	6	117
Millicom International Cellular SA - SDR	1	38
SES SA - FDR	3	63
Tenaris SA	4	46
		264
Macau 0.0%
Sands China Ltd.	20	88
Wynn Macau Ltd.	14	30
		118
Netherlands 2.1%
ABN AMRO Group NV - CVA	4	86
Aegon NV	15	73
Airbus SE	5	474
Akzo Nobel NV	2	174
ASML Holding NV	3	543
CNH Industrial NV	9	79
Heineken Holding NV	1	84
Heineken NV	2	197
ING Groep NV	33	358
Koninklijke Ahold NV	11	270
Koninklijke KPN NV	29	84
Koninklijke Philips Electronics NV	8	278
Koninklijke Philips NV	2	125
Koninklijke Vopak NV	1	29
LyondellBasell Industries NV - Class A	3	234
NN Group NV	3	102
NXP Semiconductors NV	3	216
Randstad NV	1	49
Royal Dutch Shell Plc - Class A	39	1,147
Royal Dutch Shell Plc - Class B	32	947
Unibail-Rodamco SE	1	136
Unibail-Rodamco SE - CDI (a)	6	47
Unilever NV - CVA	13	710
Wolters Kluwer NV	2	147
		6,589
New Zealand 0.1%
a2 Milk Co. Ltd. (a)	5	38
Auckland International Airport Ltd.	9	42
Fisher & Paykel Healthcare Corp.	4	35
Fletcher Building Ltd.	6	21
Meridian Energy Ltd.	12	27
Ryman Healthcare Ltd.	4	26
Spark New Zealand Ltd.	17	46
		235
Norway 0.3%
Aker BP ASA	1	19
DNB Bank ASA	8	131
Equinor ASA	10	209
Gjensidige Forsikring ASA	2	28
Marine Harvest ASA	3	72
Norsk Hydro ASA	12	55
Orkla ASA	7	58
Schibsted ASA - Class B	1	25
Telenor ASA	6	126
Yara International ASA	2	62
		785
Portugal 0.1%
Energias de Portugal SA	21	75
Galp Energia SGPS SA	4	65
Jeronimo Martins SGPS SA	2	27
		167
Singapore 0.5%
Ascendas REIT	22	42
Capitaland Commercial Trust	23	30
	Shares/Par[1]	Value ($)
CapitaLand Ltd.	23	52
CapitaMall Trust	22	37
City Developments Ltd.	4	21
ComfortDelgro Corp. Ltd.	20	31
DBS Group Holdings Ltd.	15	264
Flex Ltd. (a)	4	34
Genting International Plc	54	39
Golden Agri-Resources Ltd.	65	12
Jardine Cycle & Carriage Ltd.	1	23
Keppel Corp. Ltd.	13	56
Oversea-Chinese Banking Corp. Ltd.	26	216
SembCorp Industries Ltd.	9	17
Singapore Airlines Ltd.	5	33
Singapore Airport Terminal Services Ltd.	6	21
Singapore Exchange Ltd.	7	38
Singapore Press Holdings Ltd.	15	25
Singapore Technologies Engineering Ltd.	14	36
Singapore Telecommunications Ltd.	68	147
Suntec REIT	16	20
United Overseas Bank Ltd.	11	202
UOL Group Ltd.	4	20
Venture Corp. Ltd.	2	19
Wilmar International Ltd.	14	33
Yangzijiang Shipbuilding Holdings Ltd.	21	19
		1,487
Spain 1.1%
ACS Actividades de Construccion y Servicios SA	2	79
Aena SME SA	1	90
Amadeus IT Group SA	4	259
Banco Bilbao Vizcaya Argentaria SA	56	302
Banco de Sabadell SA	48	55
Banco Santander SA	138	631
Bankia SA (b)	9	26
Bankinter SA	6	48
CaixaBank SA	31	113
Enagas SA (b)	2	55
Endesa SA	3	66
Ferrovial SA	4	88
Grifols SA - Class A	2	63
Iberdrola SA	51	409
Inditex SA	9	235
Mapfre SA	10	26
Naturgy Energy Group SA	3	74
Red Electrica Corp. SA	4	80
Repsol SA	11	185
Siemens Gamesa Renewable Energy SA (a)	2	26
Telefonica SA	40	335
		3,245
Sweden 0.9%
Alfa Laval AB	3	56
Assa Abloy AB - Class B	8	150
Atlas Copco AB - Class A	6	134
Atlas Copco AB - Class B	3	73
Boliden AB	2	48
Electrolux AB - Class B	2	46
Epiroc AB - Class A (a)	6	56
Epiroc AB - Class B (a)	3	30
Essity AB - Class B	5	129
Hennes & Mauritz AB - Class B (b)	7	104
Hexagon AB - Class B	2	103
Husqvarna AB - Class B	4	28
ICA Gruppen AB (b)	1	26
Industrivarden AB - Class C	2	31
Investor AB - Class B	4	162
Kinnevik AB - Class B	2	45
L E Lundbergforetagen AB - Series B	1	20
Lundin Petroleum AB	2	42
Nordea Bank AB	25	213
Sandvik AB	9	136
Securitas AB - Class B	3	46
Skandinaviska Enskilda Banken AB - Class A	13	130
Skanska AB - Class B	3	49
SKF AB - Class B	3	52
Svenska Handelsbanken AB - Class A	13	142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

19

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Swedbank AB - Class A	8	170
Swedish Match AB	2	60
Tele2 AB - Class B	4	51
Telefonaktiebolaget LM Ericsson - Class B	26	232
Telia Co. AB	23	112
Volvo AB - Class B	13	173
		2,849
Switzerland 3.2%
ABB Ltd.	16	298
Adecco Group AG	1	63
Baloise Holding AG	—	56
Barry Callebaut AG	—	30
Cie Financiere Richemont SA	4	287
Clariant AG	2	32
Credit Suisse Group AG	22	236
Dufry AG (b)	—	23
EMS-Chemie Holding AG	—	35
Ferguson Plc	2	125
Garmin Ltd.	1	60
Geberit AG	—	124
Givaudan SA	—	181
Glencore Plc	97	362
Julius Baer Group Ltd.	2	69
Kuehne & Nagel International AG	—	63
LafargeHolcim Ltd.	4	173
Lindt & Spruengli AG	—	74
Lonza Group AG	1	161
Nestle SA	26	2,103
Novartis AG	18	1,567
Pargesa Holding SA	—	25
Partners Group Holding AG	—	90
Roche Holding AG	6	1,472
Schindler Holding AG	—	35
SGS SA	—	104
Sika AG	1	138
Sonova Holding AG	—	78
STMicroelectronics NV	5	79
Straumann Holding AG	—	53
Swatch Group AG	—	29
Swatch Group AG	—	78
Swiss Life Holding AG	—	113
Swiss Prime Site AG	1	52
Swiss Re AG	3	243
Swisscom AG	—	107
TE Connectivity Ltd.	3	227
Temenos Group AG	—	59
UBS Group AG	33	409
Vifor Pharma AG	—	42
Zurich Insurance Group AG	1	384
		9,939
United Arab Emirates 0.0%
NMC Health Plc	1	25
United Kingdom 5.6%
3i Group Plc	8	81
Admiral Group Plc	2	47
Anglo American Plc	9	201
Antofagasta Plc	4	35
Aon Plc - Class A	2	295
Ashtead Group Plc	4	90
Associated British Foods Plc	3	80
AstraZeneca Plc	11	804
Auto Trader Group Plc	7	43
Aviva Plc	34	161
Babcock International Group Plc	2	14
BAE Systems Plc	27	160
Barclays Plc	144	278
Barratt Developments Plc	9	53
Berkeley Group Holdings Plc	1	48
BP Plc	169	1,070
British American Tobacco Plc	19	617
British Land Co. Plc	8	55
BT Group Plc	70	214
Bunzl Plc	3	84
Burberry Group Plc	4	81
	Shares/Par[1]	Value ($)
Carnival Plc	2	76
Centrica Plc	46	79
Coca-Cola European Partners Plc	2	82
Coca-Cola HBC AG	2	51
Compass Group Plc	13	281
ConvaTec Group Plc	13	22
Croda International Plc	1	65
DCC Plc	1	61
Diageo Plc	21	742
Direct Line Insurance Group Plc	12	50
easyJet Plc	1	21
Experian Plc	8	191
Fiat Chrysler Automobiles NV (a)	9	135
Fresnillo Plc	2	22
G4S Plc	14	35
GlaxoSmithKline Plc	42	799
GVC Holdings Plc	4	39
Hammerson Plc	7	30
Hargreaves Lansdown Plc	2	55
HSBC Holdings Plc	169	1,397
IHS Markit Ltd. (a)	3	161
Imperial Brands Plc	8	243
Informa Plc	10	84
InterContinental Hotels Group Plc	1	81
International Consolidated Airlines Group SA	6	45
Intertek Group Plc	1	84
Investec Plc	6	34
ITV Plc	32	52
J Sainsbury Plc	15	50
John Wood Group Plc	6	36
Johnson Matthey Plc	2	62
Kingfisher Plc	18	48
Land Securities Group Plc	7	67
Legal & General Group Plc	50	147
Liberty Global Plc - Class A (a)	2	35
Liberty Global Plc - Class C (a)	5	96
Linde Plc	5	727
Lloyds Banking Group Plc	604	399
London Stock Exchange Group Plc	3	140
Marks & Spencer Group Plc	14	45
Meggitt Plc	7	42
Melrose Industries Plc	41	87
Merlin Entertainments Plc	6	26
Micro Focus International Plc	4	64
Mondi Plc	3	63
National Grid Plc	29	279
Next Plc	1	62
Pearson Plc	7	83
Persimmon Plc	3	62
Prudential Plc (d)	22	395
Reckitt Benckiser Group Plc	6	438
Relx Plc	17	341
Rio Tinto Plc	10	474
Rolls-Royce Holdings Plc	15	154
Royal Bank of Scotland Group Plc	41	115
Royal Mail Plc	8	28
RSA Insurance Group Plc	9	60
Sage Group Plc	9	67
Schroders Plc	1	35
Segro Plc	9	68
Severn Trent Plc	2	49
Shire Plc	8	450
Smith & Nephew Plc	8	141
Smiths Group Plc	4	62
SSE Plc	9	120
St. James's Place Plc	5	57
Standard Chartered Plc	24	186
Standard Life Aberdeen Plc	20	66
Taylor Wimpey Plc	29	51
Tesco Plc	84	204
TUI AG	4	57
Unilever Plc	10	502
United Utilities Group Plc	6	57
Vodafone Group Plc	225	441
Weir Group Plc	2	33

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

20

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Whitbread Plc	2	88
Willis Towers Watson Plc	1	170
WM Morrison Supermarkets Plc	20	55
WPP Plc	11	114
		17,226
United States of America 59.2%
3M Co.	5	944
Abbott Laboratories	15	1,073
AbbVie Inc.	13	1,184
Abiomed Inc. (a)	—	112
Activision Blizzard Inc.	6	286
Acuity Brands Inc.	—	40
Adobe Inc. (a)	4	935
Advance Auto Parts Inc.	1	97
Advanced Micro Devices Inc. (a)	8	145
AerCap Holdings NV (a)	1	40
AES Corp.	5	79
Affiliated Managers Group Inc.	—	43
Aflac Inc.	7	297
Agilent Technologies Inc.	3	181
AGNC Investment Corp.	4	68
Air Products & Chemicals Inc.	2	295
Akamai Technologies Inc. (a)	1	85
Albemarle Corp.	1	72
Alexandria Real Estate Equities Inc.	1	99
Alexion Pharmaceuticals Inc. (a)	2	185
Align Technology Inc. (a)	1	134
Alleghany Corp.	—	78
Alliance Data Systems Corp.	—	66
Alliant Energy Corp.	2	80
Allstate Corp.	3	244
Ally Financial Inc.	4	79
Alnylam Pharmaceuticals Inc. (a)	1	55
Alphabet Inc. - Class A (a)	3	2,631
Alphabet Inc. - Class C (a)	3	2,751
Altria Group Inc.	16	791
Amazon.com Inc. (a)	3	5,249
Amerco Inc.	—	21
Ameren Corp.	2	136
American Airlines Group Inc.	1	33
American Electric Power Co. Inc.	4	310
American Express Co.	6	589
American Financial Group Inc.	1	58
American International Group Inc.	8	300
American Tower Corp.	4	587
American Water Works Co. Inc.	2	140
Ameriprise Financial Inc.	1	127
AmerisourceBergen Corp.	1	105
AMETEK Inc.	2	135
Amgen Inc.	5	1,064
Amphenol Corp. - Class A	3	205
Anadarko Petroleum Corp.	4	191
Analog Devices Inc.	3	272
Annaly Capital Management Inc.	10	100
Ansys Inc. (a)	1	100
Antero Resources Corp. (a)	2	16
Anthem Inc.	2	574
AO Smith Corp.	1	53
Apache Corp.	3	86
Apple Inc.	41	6,433
Applied Materials Inc.	8	272
Aptiv Plc	2	138
ARAMARK Corp.	2	61
Archer-Daniels-Midland Co.	5	192
Arconic Inc.	3	58
Arista Networks Inc. (a)	—	89
Arrow Electronics Inc. (a)	1	48
Arthur J Gallagher & Co.	2	112
Assurant Inc.	—	39
AT&T Inc.	61	1,747
Athene Holding Ltd. - Class A (a)	1	51
Atmos Energy Corp.	1	88
Autodesk Inc. (a)	2	235
Autoliv Inc.	1	53
	Shares/Par[1]	Value ($)
Automatic Data Processing Inc.	4	491
AutoZone Inc. (a)	—	187
AvalonBay Communities Inc.	1	203
Avery Dennison Corp.	1	68
AXA Equitable Holdings Inc.	2	25
Axalta Coating Systems Ltd. (a)	2	46
Baker Hughes a GE Co. LLC - Class A	4	88
Ball Corp.	3	132
Bank of America Corp.	80	1,974
Bank of New York Mellon Corp. (d)	9	401
Bausch Health Cos. Inc. (a)	3	48
Baxter International Inc.	4	283
BB&T Corp.	7	282
Becton Dickinson & Co.	2	512
Berkshire Hathaway Inc. - Class B (a)	11	2,228
Best Buy Co. Inc.	2	113
Biogen Inc. (a)	2	512
BioMarin Pharmaceutical Inc. (a)	2	128
BlackRock Inc.	1	395
Boeing Co.	5	1,486
Booking Holdings Inc. (a)	—	691
BorgWarner Inc.	2	64
Boston Properties Inc.	1	146
Boston Scientific Corp. (a)	12	414
Brighthouse Financial Inc. (a)	1	24
Bristol-Myers Squibb Co.	14	719
Broadcom Inc.	4	917
Broadridge Financial Solutions Inc.	1	99
Brookfield Property REIT Inc. - Class A	1	22
Brown-Forman Corp. - Class B	2	105
Bunge Ltd.	1	62
Burlington Stores Inc. (a)	—	70
C.H. Robinson Worldwide Inc.	1	97
Cabot Oil & Gas Corp.	4	87
Cadence Design Systems Inc. (a)	2	107
Camden Property Trust	1	70
Campbell Soup Co. (b)	1	47
Capital One Financial Corp.	4	312
Cardinal Health Inc.	3	116
Carmax Inc. (a)	1	93
Carnival Plc	4	177
Caterpillar Inc.	5	643
CBOE Global Markets Inc.	1	87
CBRE Group Inc. - Class A (a)	3	107
CBS Corp. - Class B	3	125
CDK Global Inc.	1	53
CDW Corp.	1	107
Celanese Corp. - Class A	1	105
Celgene Corp. (a)	6	381
Centene Corp. (a)	2	199
CenterPoint Energy Inc.	4	113
CenturyLink Inc.	8	127
Cerner Corp. (a)	3	136
CF Industries Holdings Inc.	2	87
Charles Schwab Corp.	10	429
Charter Communications Inc. - Class A (a)	1	390
Chemours Co.	2	44
Cheniere Energy Inc. (a)	2	105
Chevron Corp.	16	1,752
Chipotle Mexican Grill Inc. (a)	—	88
Chubb Ltd.	4	508
Church & Dwight Co. Inc.	2	136
Cigna Corp.	3	605
Cimarex Energy Co.	1	50
Cincinnati Financial Corp.	1	102
Cintas Corp.	1	132
Cisco Systems Inc.	40	1,717
CIT Group Inc.	1	37
Citigroup Inc.	21	1,106
Citizens Financial Group Inc.	4	120
Citrix Systems Inc.	1	115
Clorox Co.	1	172
CME Group Inc.	3	562
CMS Energy Corp.	2	119
Coca-Cola Co.	34	1,613

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

21

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Cognex Corp.	1	50
Cognizant Technology Solutions Corp. - Class A	5	314
Colgate-Palmolive Co.	7	416
Comcast Corp. - Class A	39	1,317
Comerica Inc.	2	103
CommScope Holding Co. Inc. (a)	2	28
ConAgra Brands Inc.	4	84
Concho Resources Inc. (a)	2	174
ConocoPhillips Co.	10	613
Consolidated Edison Inc.	3	197
Constellation Brands Inc. - Class A	1	228
Continental Resources Inc. (a)	1	34
Cooper Cos. Inc.	—	106
Copart Inc. (a)	2	82
Corning Inc.	7	212
CoStar Group Inc. (a)	—	101
Costco Wholesale Corp.	4	756
Coty Inc. - Class A	4	28
Crown Castle International Corp.	3	379
Crown Holdings Inc. (a)	1	45
CSX Corp.	7	428
Cummins Inc.	1	175
CVS Health Corp.	11	710
D.R. Horton Inc.	3	103
Danaher Corp.	5	544
Darden Restaurants Inc.	1	105
DaVita Inc. (a)	1	59
Deere & Co.	3	392
Dell Technologies Inc. - Class C (a)	1	54
Delta Air Lines Inc.	1	72
Dentsply Sirona Inc.	2	69
Devon Energy Corp.	5	102
DexCom Inc. (a)	1	68
Diamondback Energy Inc.	1	119
Digital Realty Trust Inc.	2	184
Discover Financial Services	3	173
Discovery Inc. - Class A (a) (b)	1	35
Discovery Inc. - Class C (a)	3	58
DISH Network Corp. - Class A (a)	2	46
Dollar General Corp.	2	243
Dollar Tree Inc. (a)	2	179
Dominion Energy Inc.	6	396
Domino's Pizza Inc.	—	86
Dover Corp.	1	95
DowDuPont Inc.	19	1,043
DTE Energy Co.	2	166
Duke Energy Corp.	6	516
Duke Realty Corp.	3	76
DXC Technology Co.	2	127
E*TRADE Financial Corp.	2	95
East West Bancorp Inc.	1	54
Eastman Chemical Co.	1	91
Eaton Corp. Plc	4	254
Eaton Vance Corp.	1	37
eBay Inc. (a)	8	224
Ecolab Inc.	2	324
Edison International	3	155
Edwards Lifesciences Corp. (a)	2	276
Electronic Arts Inc. (a)	3	208
Eli Lilly & Co.	8	951
Emerson Electric Co.	5	318
Entergy Corp.	2	135
EOG Resources Inc.	5	427
Equifax Inc.	1	93
Equinix Inc.	1	237
Equity Residential Properties Inc.	3	204
Essex Property Trust Inc.	1	134
Estee Lauder Cos. Inc. - Class A	2	243
Everest Re Group Ltd.	—	77
Evergy Inc.	2	128
Eversource Energy	3	172
Exelon Corp.	8	364
Expedia Group Inc.	1	120
Expeditors International of Washington Inc.	2	104
Extra Space Storage Inc.	1	97
	Shares/Par[1]	Value ($)
Exxon Mobil Corp.	36	2,434
F5 Networks Inc. (a)	1	87
Facebook Inc. - Class A (a)	20	2,665
Fastenal Co.	2	126
Federal Realty Investment Trust	1	73
FedEx Corp.	2	346
Fidelity National Financial Inc.	2	74
Fidelity National Information Services Inc.	3	283
Fifth Third Bancorp	6	139
First Data Corp. - Class A (a)	4	74
First Republic Bank	1	118
FirstEnergy Corp.	4	144
Fiserv Inc. (a)	4	258
FleetCor Technologies Inc. (a)	1	144
FLIR Systems Inc.	1	54
Flowserve Corp.	1	45
Fluor Corp.	1	41
FMC Corp.	1	84
Ford Motor Co.	31	239
Fortinet Inc. (a)	1	85
Fortive Corp.	3	170
Fortune Brands Home & Security Inc.	1	49
Franklin Resources Inc.	3	85
Freeport-McMoRan Inc. - Class B	11	118
Gap Inc.	2	55
Gartner Inc. (a)	1	98
General Dynamics Corp.	2	335
General Electric Co.	73	552
General Mills Inc.	5	192
General Motors Co.	11	355
Genuine Parts Co.	1	117
Gilead Sciences Inc.	11	684
Global Payments Inc.	1	143
GoDaddy Inc. - Class A (a)	1	85
Goldman Sachs Group Inc.	3	507
Goodyear Tire & Rubber Co.	2	44
GrubHub Inc. (a) (b)	1	45
H&R Block Inc.	2	47
Halliburton Co.	7	196
HanesBrands Inc.	3	41
Harley-Davidson Inc.	1	48
Harris Corp.	1	134
Hartford Financial Services Group Inc.	3	135
Hasbro Inc.	1	82
HCA Healthcare Inc.	2	291
HCP Inc.	4	111
HD Supply Holdings Inc. (a)	1	53
Helmerich & Payne Inc.	1	42
Henry Schein Inc. (a)	1	99
Hershey Co.	1	132
Hess Corp.	2	94
Hewlett Packard Enterprise Co.	13	170
Hilton Worldwide Holdings Inc.	2	176
HollyFrontier Corp.	1	73
Hologic Inc. (a)	2	97
Home Depot Inc.	10	1,660
Honeywell International Inc.	6	835
Hormel Foods Corp. (b)	2	102
Host Hotels & Resorts Inc.	6	101
HP Inc.	13	273
Humana Inc.	1	330
Huntington Bancshares Inc.	9	111
Huntington Ingalls Industries Inc.	—	72
IAC/InterActiveCorp. (a)	1	118
IDEX Corp.	1	80
Idexx Laboratories Inc. (a)	1	136
Illinois Tool Works Inc.	3	323
Illumina Inc. (a)	1	372
Incyte Corp. (a)	2	101
Ingredion Inc.	1	59
Intel Corp.	39	1,827
Intercontinental Exchange Inc.	5	368
International Business Machines Corp.	8	883
International Flavors & Fragrances Inc.	1	92
International Paper Co.	3	133

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

22

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Interpublic Group of Cos. Inc.	3	69
Intuit Inc.	2	408
Intuitive Surgical Inc. (a)	1	458
Invesco Ltd.	4	60
Invitation Homes Inc.	2	49
IPG Photonics Corp. (a)	—	38
Iqvia Ltd. (a)	1	159
Iron Mountain Inc.	2	73
Jack Henry & Associates Inc.	1	84
Jacobs Engineering Group Inc.	1	64
Jardine Strategic Holdings Ltd.	2	66
Jazz Pharmaceuticals Plc (a)	—	61
JB Hunt Transport Services Inc.	1	67
Jefferies Financial Group Inc.	3	48
JM Smucker Co.	1	92
Johnson & Johnson	23	2,919
Johnson Controls International Plc	8	231
Jones Lang LaSalle Inc.	—	52
JPMorgan Chase & Co.	28	2,770
Juniper Networks Inc.	3	78
Kansas City Southern	1	85
Kellogg Co.	2	122
KeyCorp	9	134
Keysight Technologies Inc. (a)	2	95
Kimberly-Clark Corp.	3	340
Kimco Realty Corp.	4	56
Kinder Morgan Inc.	17	255
KLA-Tencor Corp.	1	121
Knight-Swift Transportation Holdings Inc. - Class A (b)	1	30
Kohl's Corp.	1	96
Kraft Heinz Foods Co.	5	219
Kroger Co.	7	188
L3 Technologies Inc.	1	117
Laboratory Corp. of America Holdings (a)	1	107
Lam Research Corp.	1	188
Lamb Weston Holdings Inc.	1	69
Las Vegas Sands Corp.	3	176
Lear Corp.	1	71
Leggett & Platt Inc.	1	43
Leidos Holdings Inc.	1	65
Lennar Corp. - Class A	2	96
Lennox International Inc.	—	68
Liberty Broadband Corp. - Class C (a)	1	63
Liberty Media Corp. - Class C (a)	1	44
Liberty Property Trust	1	56
Liberty SiriusXM Group - Class A (a)	1	25
Liberty SiriusXM Group - Class C (a)	2	56
Limited Brands Inc.	2	49
Lincoln National Corp.	2	93
Live Nation Inc. (a)	1	53
LKQ Corp. (a)	3	64
Lockheed Martin Corp.	2	569
Loews Corp.	2	102
Lowe's Cos. Inc.	7	638
M&T Bank Corp.	1	166
Macerich Co.	1	38
Macy's Inc.	3	77
Manpower Inc.	1	37
Marathon Oil Corp.	7	102
Marathon Petroleum Corp.	6	344
Markel Corp. (a)	—	120
Marriott International Inc. - Class A	3	276
Marsh & McLennan Cos. Inc.	4	339
Martin Marietta Materials Inc.	1	95
Marvell Technology Group Ltd.	5	79
Masco Corp.	3	78
Mastercard Inc. - Class A	8	1,474
Mattel Inc. (a) (b)	3	31
Maxim Integrated Products Inc.	2	124
McCormick & Co. Inc.	1	142
McDonald's Corp.	7	1,163
McKesson Corp.	2	186
Merck & Co. Inc.	22	1,716
MetLife Inc.	7	300
	Shares/Par[1]	Value ($)
Mettler-Toledo International Inc. (a)	—	123
MGM Resorts International	5	110
Michael Kors Holdings Ltd. (a)	1	49
Microchip Technology Inc. (b)	2	144
Micron Technology Inc. (a)	10	313
Microsoft Corp.	62	6,247
Mid-America Apartment Communities Inc.	1	92
Middleby Corp. (a)	—	48
Mohawk Industries Inc. (a)	1	64
Molson Coors Brewing Co. - Class B	2	90
Mondelez International Inc. - Class A	13	502
Monster Beverage Corp. (a)	3	172
Moody's Corp.	1	206
Morgan Stanley	11	438
Mosaic Co.	3	88
Motorola Solutions Inc.	1	161
MSCI Inc.	1	113
Mylan NV (a)	4	121
NASDAQ Inc.	1	77
National Oilwell Varco Inc.	3	84
National Retail Properties Inc.	1	65
Nektar Therapeutics (a)	1	46
NetApp Inc.	2	137
Netflix Inc. (a)	4	985
Newell Brands Inc.	4	77
Newmont Mining Corp.	4	154
News Corp. - Class A	3	39
NextEra Energy Inc.	4	693
Nielsen Holdings Plc	3	70
Nike Inc. - Class B	11	800
NiSource Inc.	3	71
Noble Energy Inc.	4	76
Nordstrom Inc.	1	45
Norfolk Southern Corp.	2	356
Northern Trust Corp.	2	154
Northrop Grumman Systems Corp.	1	345
Norwegian Cruise Line Holdings Ltd. (a)	2	76
NRG Energy Inc.	2	77
Nucor Corp.	3	138
Nvidia Corp.	5	652
NVR Inc. (a)	—	73
Occidental Petroleum Corp.	6	397
OGE Energy Corp.	2	63
Old Dominion Freight Line Inc.	1	68
Omnicom Group Inc.	2	139
ON Semiconductor Corp. (a)	4	58
ONEOK Inc.	4	191
Oracle Corp.	25	1,138
O'Reilly Automotive Inc. (a)	1	238
Owens Corning Inc.	1	36
PACCAR Inc.	3	169
Packaging Corp. of America	1	65
Palo Alto Networks Inc. (a)	1	150
Parker Hannifin Corp.	1	167
Parsley Energy Inc. - Class A (a)	2	32
Paychex Inc.	3	180
PayPal Holdings Inc. (a)	9	798
People's United Financial Inc.	3	45
PepsiCo Inc.	12	1,319
Perrigo Co. Plc	1	43
Pfizer Inc.	49	2,152
PG&E Corp. (a)	4	103
Philip Morris International Inc.	13	879
Phillips 66	4	326
Pinnacle West Capital Corp.	1	78
Pioneer Natural Resources Co.	1	192
Plains GP Holdings LP - Class A (a)	1	26
PNC Financial Services Group Inc.	4	458
Polaris Industries Inc.	1	41
PPG Industries Inc.	2	209
PPL Corp.	6	170
Principal Financial Group Inc.	2	110
Procter & Gamble Co.	21	1,932
Progressive Corp.	5	294
ProLogis Inc.	5	314

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

23

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Prudential Financial Inc.	4	293
PTC Inc. (a)	1	60
Public Service Enterprise Group Inc.	4	225
Public Storage	1	272
Pulte Homes Inc.	2	62
PVH Corp.	1	63
Qiagen NV (a)	2	66
Qorvo Inc. (a)	1	63
QUALCOMM Inc.	12	672
Quest Diagnostics Inc.	1	98
Qurate Retail Group Inc. - Class A (a)	4	74
Ralph Lauren Corp. - Class A	—	52
Raymond James Financial Inc.	1	84
Raytheon Co.	2	372
Realty Income Corp.	2	148
Red Hat Inc. (a)	2	266
Regency Centers Corp.	1	74
Regeneron Pharmaceuticals Inc. (a)	1	249
Regions Financial Corp.	10	128
Reinsurance Group of America Inc.	1	78
Republic Services Inc.	2	138
ResMed Inc.	1	138
Robert Half International Inc.	1	60
Rockwell Automation Inc.	1	162
Rollins Inc.	1	47
Roper Industries Inc.	1	231
Ross Stores Inc.	3	265
Royal Caribbean Cruises Ltd.	1	141
S&P Global Inc.	2	362
Sabre Corp.	2	48
Salesforce.com Inc. (a)	6	828
SBA Communications Corp. (a)	1	156
SCANA Corp.	1	58
Schlumberger Ltd.	12	423
Sealed Air Corp.	1	44
Seattle Genetics Inc. (a) (b)	1	51
SEI Investments Co.	1	56
Sempra Energy	2	244
Sensata Technologies Holding Plc (a)	1	64
ServiceNow Inc. (a)	1	266
Sherwin-Williams Co.	1	279
Signature Bank	—	51
Simon Property Group Inc.	3	442
Sirius XM Holdings Inc. (b)	13	73
Skyworks Solutions Inc.	2	102
SL Green Realty Corp.	1	60
Snap-On Inc.	—	71
Southern Co.	9	375
Southwest Airlines Co.	1	60
Spirit Aerosystems Holdings Inc. - Class A	1	70
Splunk Inc. (a)	1	131
Sprint Corp. (a)	7	41
Square Inc. - Class A (a)	3	140
SS&C Technologies Holdings Inc.	2	75
Stanley Black & Decker Inc.	1	155
Starbucks Corp.	11	734
State Street Corp.	3	200
Steel Dynamics Inc.	2	59
Stryker Corp.	3	442
SunTrust Banks Inc.	4	197
SVB Financial Group (a)	—	85
Symantec Corp.	5	97
Synchrony Financial	6	141
Synopsys Inc. (a)	1	104
Sysco Corp.	4	261
T. Rowe Price Group Inc.	2	191
Take-Two Interactive Software Inc. (a)	1	98
Tapestry Inc.	2	80
Targa Resources Corp.	2	66
Target Corp.	4	284
TD Ameritrade Holding Corp.	2	116
TechnipFMC Plc	4	75
Teleflex Inc.	—	97
Tesla Inc. (a) (b)	1	361
Texas Instruments Inc.	8	778
	Shares/Par[1]	Value ($)
Textron Inc.	2	98
Thermo Fisher Scientific Inc.	3	762
Tiffany & Co.	1	74
TJX Cos. Inc.	11	471
T-Mobile US Inc. (a)	3	184
Torchmark Corp.	1	70
Total System Services Inc.	1	111
Tractor Supply Co.	1	88
TransDigm Group Inc. (a)	—	132
TransUnion LLC	2	86
Travelers Cos. Inc.	2	270
Trimble Inc. (a)	2	69
TripAdvisor Inc. (a)	1	48
Twenty-First Century Fox Inc. - Class A	9	432
Twenty-First Century Fox Inc. - Class B	4	181
Twitter Inc. (a)	6	167
Tyson Foods Inc. - Class A	3	136
U.S. Bancorp	13	599
UDR Inc.	2	87
UGI Corp.	1	76
Ulta Beauty Inc. (a)	—	116
Under Armour Inc. - Class A (a) (b)	2	30
Under Armour Inc. - Class C (a) (b)	2	28
Union Pacific Corp.	6	863
United Continental Holdings Inc. (a)	1	50
United Parcel Service Inc. - Class B	6	568
United Rentals Inc. (a)	1	71
United Technologies Corp.	7	736
United Therapeutics Corp. (a)	—	37
UnitedHealth Group Inc.	8	2,018
Universal Health Services Inc. - Class B	1	88
Unum Group	2	52
Vail Resorts Inc.	—	69
Valero Energy Corp.	4	273
Varian Medical Systems Inc. (a)	1	87
Veeva Systems Inc. - Class A (a)	1	87
Ventas Inc.	3	173
Vereit Inc.	8	55
VeriSign Inc. (a)	1	134
Verisk Analytics Inc. (a)	1	147
Verizon Communications Inc.	35	1,958
Vertex Pharmaceuticals Inc. (a)	2	353
VF Corp.	3	199
Viacom Inc. - Class B	3	75
Visa Inc. - Class A	15	1,986
Vistra Energy Corp. (a)	3	63
VMware Inc. - Class A	1	84
Vornado Realty Trust	1	92
Voya Financial Inc.	1	54
Vulcan Materials Co.	1	113
WABCO Holdings Inc. (a)	—	47
Wabtec Corp. (b)	1	55
Walgreens Boots Alliance Inc.	7	483
Walmart Inc.	12	1,164
Walt Disney Co.	13	1,373
Waste Connections Inc.	2	162
Waste Management Inc.	4	326
Waters Corp. (a)	1	126
Wayfair Inc. - Class A (a) (b)	—	33
WEC Energy Group Inc.	3	183
WellCare Health Plans Inc. (a)	—	76
Wells Fargo & Co.	39	1,780
Welltower Inc.	3	215
Western Digital Corp.	3	95
Western Union Co.	4	67
Westlake Chemical Corp.	—	18
WestRock Co.	2	82
Weyerhaeuser Co.	6	139
Whirlpool Corp.	1	58
Williams Cos. Inc.	10	227
Workday Inc. - Class A (a)	1	190
Worldpay Inc. - Class A (a)	3	191
WP Carey Inc.	1	85
WR Berkley Corp.	1	61
WW Grainger Inc.	—	112

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

24

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

	Shares/Par[1]	Value ($)
Wynn Resorts Ltd.	1	82
Xcel Energy Inc.	4	211
Xerox Corp.	2	37
Xilinx Inc.	2	182
XPO Logistics Inc. (a)	1	56
Xylem Inc.	2	102
Yum! Brands Inc.	3	246
Zayo Group Holdings Inc. (a)	2	38
Zillow Group Inc. - Class C (a) (b)	1	30
Zimmer Biomet Holdings Inc.	2	177
Zions Bancorp	2	68
Zoetis Inc. - Class A	4	353
		181,544
Total Common Stocks (cost $318,607)		301,715
PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	—	35
Fuchs Petrolub SE	1	26
Henkel AG & Co. KGaA (e)	1	163
Porsche Automobil Holding SE (e)	1	75
Sartorius AG	—	31
Volkswagen AG (e)	2	248
		578
Switzerland 0.0%
Lindt & Spruengli AG (e)	—	56
Schindler Holding AG (e)	—	67
		123
Total Preferred Stocks (cost $781)		701
RIGHTS 0.0%
Spain 0.0%
Respol SA (a)	11	5
Total Rights (cost $5)		5
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 2.31% (d) (f)	3,632	3,632
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.46% (d) (f)	2,200	2,200
Treasury Securities 0.1%
U.S. Treasury Bill
2.40%, 03/07/19 (g) (h)	260	259
Total Short Term Investments (cost $6,091)		6,091
Total Investments 100.5% (cost $325,484)		308,512
Other Derivative Instruments 0.0%		28
Other Assets and Liabilities, Net (0.5)%		(1,607)
Total Net Assets 100.0%		306,933

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   Investment in affiliate.

(e)  Convertible security.

(f)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

(g)   All or a portion of the security is pledged or segregated as collateral.

(h)   The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26

25

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2018

Currency:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ADR - American Depositary Receipt
ASX - Australian Stock Exchange
FTSE - Financial Times and the London Stock Exchange
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
S&P - Standard & Poor's
SPI - Schedule Performance Index

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	MSC - Morgan Stanley & Co. Inc.
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
HSB - HSBC Securities Inc.	UBS - UBS Securities LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 26.

26

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Managers

JNL Variable Fund LLC:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each series within JNL Variable Fund LLC including JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital JNL 5 Fund and JNL/Mellon Capital MSCI World Index Fund (the “Funds”), including the summary schedules of investments, as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR) and the schedules of investments as of December 31, 2018 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements, financial highlights and schedules of investments present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Emphasis of a Matter

As discussed in Note 10, Subsequent Events, a merger of JNL/Mellon Capital 5 Fund into JNL/RAFI Multi-Factor U.S. Equity Fund, a series of the JNL Series Trust, will be effective after the close of business on June 21, 2019 subject to approval by the acquired Funds’ shareholders.

Basis for Opinion

These financial statements, financial highlights and schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements, financial highlights and schedules of investments based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights and schedules of investments are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, financial highlights and schedules of investments, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements, financial highlights and schedules of investments. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the custodians, transfer agents and brokers or other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements, financial highlights and schedules of investments. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as auditor of one or more JNL investment companies since 2001.

Chicago, Illinois

February 25, 2019

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits.

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 5, 2019

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 5, 2019

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.